UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K

Class F

April 30, 2010

1.800333.106

BCF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.7%
ArvinMeritor, Inc. (a)	1,535,300	$ 23,521
Johnson Controls, Inc.	1,694,500	56,918
Tenneco, Inc. (a)	532,900	13,733
		94,172
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	462,268	22,741
Harley-Davidson, Inc.	894,800	30,271
		53,012
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	196,200	11,264
Coinstar, Inc. (a)(d)	743,594	32,986
		44,250
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)	134,900	18,199
Cox & Kings India Ltd. (a)	214,968	2,411
Ctrip.com International Ltd. sponsored ADR (a)	257,200	9,393
Darden Restaurants, Inc.	644,000	28,819
Gaylord Entertainment Co. (a)(d)	518,000	17,483
International Game Technology	1,389,100	29,282
Las Vegas Sands Corp. (a)(d)	2,006,200	49,874
Marriott International, Inc. Class A	972,800	35,760
McDonald's Corp.	458,100	32,337
Starbucks Corp.	5,501,700	142,934
Starwood Hotels & Resorts Worldwide, Inc.	1,766,900	96,314
WMS Industries, Inc. (a)	397,100	19,863
Wyndham Worldwide Corp.	2,119,085	56,813
Yum! Brands, Inc.	90,900	3,856
		543,338
Household Durables - 1.7%
D.R. Horton, Inc.	2,402,500	35,293
Furniture Brands International, Inc. (a)(e)	3,927,549	32,520
Pulte Group, Inc. (a)	2,451,702	32,093
Ryland Group, Inc.	582,200	13,263
Stanley Black & Decker, Inc.	574,398	35,699
Tempur-Pedic International, Inc. (a)	789,200	26,596
Toll Brothers, Inc. (a)	1,165,800	26,312
Tupperware Brands Corp.	397,400	20,295
		222,071
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	1,643,500	$ 225,258
Media - 1.0%
Comcast Corp. Class A	1,028,900	20,310
DIRECTV (a)	1,316,700	47,704
The Walt Disney Co.	895,900	33,005
Time Warner Cable, Inc.	240,900	13,551
Viacom, Inc. Class B (non-vtg.) (a)	181,400	6,409
		120,979
Multiline Retail - 2.5%
Macy's, Inc.	3,621,000	84,007
Target Corp.	4,141,500	235,527
		319,534
Specialty Retail - 3.0%
AnnTaylor Stores Corp. (a)	773,400	16,783
bebe Stores, Inc.	1,489,200	12,271
Bed Bath & Beyond, Inc. (a)	564,000	25,921
Best Buy Co., Inc.	1,102,300	50,265
Foot Locker, Inc.	625,100	9,595
Group 1 Automotive, Inc. (a)(d)	93,428	2,901
Home Depot, Inc.	1,885,600	66,467
Lowe's Companies, Inc.	3,391,600	91,980
Office Depot, Inc. (a)	2,165,901	14,858
RadioShack Corp.	1,561,533	33,651
rue21, Inc.	527,600	16,672
Signet Jewelers Ltd. (a)	300,000	9,606
Staples, Inc.	1,259,800	29,643
		380,613
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc. (a)(d)	3,902,517	34,108
LVMH Moet Hennessy - Louis Vuitton	20,942	2,410
NIKE, Inc. Class B	887,400	67,363
Phillips-Van Heusen Corp.	269,300	16,969
		120,850
TOTAL CONSUMER DISCRETIONARY		2,124,077
CONSUMER STAPLES - 10.2%
Beverages - 2.5%
Anheuser-Busch InBev SA NV (d)	458,800	22,260
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	509,100	$ 14,117
Dr Pepper Snapple Group, Inc.	952,600	31,179
Grupo Modelo SAB de CV Series C	1,068,900	5,897
PepsiCo, Inc.	760,600	49,606
The Coca-Cola Co.	3,535,500	188,972
		312,031
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	960,300	56,735
Kroger Co.	3,142,700	69,862
Wal-Mart Stores, Inc.	3,163,955	169,746
Walgreen Co.	2,572,800	90,434
Whole Foods Market, Inc. (a)(d)	1,131,500	44,151
		430,928
Food Products - 0.1%
Diamond Foods, Inc. (d)	424,000	18,109
Household Products - 2.8%
Kimberly-Clark Corp.	562,000	34,428
Procter & Gamble Co.	5,141,800	319,614
		354,042
Personal Products - 0.3%
Avon Products, Inc.	543,000	17,555
Emami Infrastructure Ltd. (a)	105,223	469
Emami Ltd.	315,669	4,601
Estee Lauder Companies, Inc. Class A	267,000	17,601
		40,226
Tobacco - 1.1%
Philip Morris International, Inc.	2,852,000	139,976
TOTAL CONSUMER STAPLES		1,295,312
ENERGY - 3.7%
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	779,700	55,686
Oil, Gas & Consumable Fuels - 3.3%
Alpha Natural Resources, Inc. (a)	299,900	14,119
Chevron Corp.	546,600	44,515
ConocoPhillips	233,500	13,821
EOG Resources, Inc.	528,400	59,244
Exxon Mobil Corp.	1,195,100	81,088
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	540,800	$ 17,387
Massey Energy Co.	1,119,700	41,015
Occidental Petroleum Corp.	1,067,700	94,662
Peabody Energy Corp.	126,200	5,896
Reliance Industries Ltd.	373,169	8,646
Southwestern Energy Co. (a)	597,300	23,701
Suncor Energy, Inc.	370,000	12,653
		416,747
TOTAL ENERGY		472,433
FINANCIALS - 6.8%
Capital Markets - 1.4%
Charles Schwab Corp.	1,837,500	35,445
Morgan Stanley	4,179,900	126,317
TD Ameritrade Holding Corp. (a)	678,000	13,574
		175,336
Commercial Banks - 1.1%
Regions Financial Corp.	2,996,800	26,492
Wells Fargo & Co.	3,503,800	116,011
		142,503
Consumer Finance - 0.6%
American Express Co.	1,774,200	81,826
Diversified Financial Services - 2.0%
Bank of America Corp.	3,764,700	67,125
Citigroup, Inc. (a)	2,709,300	11,840
CME Group, Inc.	62,900	20,657
JPMorgan Chase & Co.	2,520,900	107,340
Moody's Corp. (d)	1,693,800	41,871
NBH Holdings Corp. Class A (a)(f)	347,410	6,861
		255,694
Insurance - 1.1%
Assured Guaranty Ltd.	2,403,700	51,800
Genworth Financial, Inc. Class A (a)	4,138,900	68,375
Lincoln National Corp.	815,300	24,940
		145,115
Real Estate Management & Development - 0.5%
Ackruti City Ltd.	1,975,000	23,506
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	5,411,272	$ 20,434
Parsvnath Developers Ltd. (a)	6,435,670	17,898
		61,838
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	661,600	9,388
TOTAL FINANCIALS		871,700
HEALTH CARE - 10.6%
Biotechnology - 3.1%
Alkermes, Inc. (a)	917,100	12,014
Amgen, Inc. (a)	572,600	32,844
Amylin Pharmaceuticals, Inc. (a)	2,132,700	44,019
Biogen Idec, Inc. (a)	538,000	28,649
Celgene Corp. (a)	321,300	19,905
Cephalon, Inc. (a)	945,600	60,708
Dendreon Corp. (a)(d)	905,681	49,106
Human Genome Sciences, Inc. (a)	1,012,500	28,036
ImmunoGen, Inc. (a)(d)	547,037	5,421
Micromet, Inc. (a)	1,322,420	10,077
Vertex Pharmaceuticals, Inc. (a)	2,737,300	106,125
		396,904
Health Care Equipment & Supplies - 0.9%
CareFusion Corp. (a)	803,100	22,149
Covidien PLC	1,156,400	55,496
Intuitive Surgical, Inc. (a)	35,100	12,656
NuVasive, Inc. (a)	640,300	26,636
		116,937
Health Care Providers & Services - 2.2%
Express Scripts, Inc. (a)	1,639,100	164,123
McKesson Corp.	195,000	12,638
Medco Health Solutions, Inc. (a)	1,835,900	108,171
		284,932
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,490,100	30,055
Cerner Corp. (a)	483,900	41,088
		71,143
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	300,000	$ 12,561
Life Technologies Corp. (a)	1,028,900	56,291
		68,852
Pharmaceuticals - 3.2%
Abbott Laboratories	1,092,700	55,903
Allergan, Inc.	835,300	53,200
Johnson & Johnson	3,021,900	194,308
King Pharmaceuticals, Inc. (a)	1,416,900	13,886
Merck & Co., Inc.	2,213,700	77,568
Teva Pharmaceutical Industries Ltd. sponsored ADR	205,300	12,057
		406,922
TOTAL HEALTH CARE		1,345,690
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	853,500	40,516
Precision Castparts Corp.	543,000	69,689
Raytheon Co.	527,400	30,747
The Boeing Co.	529,800	38,373
United Technologies Corp.	1,602,900	120,137
		299,462
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	1,116,800	77,216
Airlines - 1.8%
AMR Corp. (a)	3,256,600	24,034
Continental Airlines, Inc. Class B (a)	1,697,700	37,944
Delta Air Lines, Inc. (a)	5,424,300	65,526
UAL Corp. (a)	4,339,700	93,651
US Airways Group, Inc. (a)	1,848,500	13,069
		234,224
Building Products - 0.6%
Masco Corp.	2,126,800	34,518
Owens Corning (a)	1,022,700	35,570
		70,088
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	2,288,200	89,308
Construction & Engineering - 0.9%
Fluor Corp.	1,185,500	62,642
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	1,092,371	$ 52,674
KBR, Inc.	100,000	2,208
		117,524
Electrical Equipment - 0.1%
First Solar, Inc. (a)	86,500	12,417
Industrial Conglomerates - 0.6%
3M Co.	635,300	56,332
General Electric Co.	1,341,200	25,295
		81,627
Machinery - 2.7%
Caterpillar, Inc.	590,100	40,180
Cummins, Inc.	563,200	40,680
Danaher Corp.	773,500	65,191
Ingersoll-Rand Co. Ltd.	3,423,400	126,597
PACCAR, Inc.	1,442,300	67,096
		339,744
Road & Rail - 1.7%
Con-way, Inc.	513,300	19,937
CSX Corp.	998,700	55,977
Hertz Global Holdings, Inc. (a)(d)	2,317,300	33,508
Union Pacific Corp.	1,391,000	105,243
		214,665
TOTAL INDUSTRIALS		1,536,275
INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 4.4%
Acme Packet, Inc. (a)	579,500	15,148
Cisco Systems, Inc. (a)	9,082,700	244,506
DG FastChannel, Inc. (a)	480,460	16,903
Juniper Networks, Inc. (a)	653,500	18,566
QUALCOMM, Inc.	2,892,100	112,040
Research In Motion Ltd. (a)	2,153,800	153,329
		560,492
Computers & Peripherals - 9.3%
Apple, Inc. (a)	2,859,800	746,745
Hewlett-Packard Co.	6,343,000	329,646
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	884,487	$ 35,282
Seagate Technology (a)	3,813,700	70,058
		1,181,731
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	5,760,000	208,858
Tyco Electronics Ltd.	1,108,425	35,603
		244,461
Internet Software & Services - 5.3%
Akamai Technologies, Inc. (a)	1,361,800	52,879
Baidu.com, Inc. sponsored ADR (a)	86,400	59,556
eBay, Inc. (a)	2,411,400	57,415
Google, Inc. Class A (a)	769,400	404,274
Monster Worldwide, Inc. (a)(d)	2,289,649	39,909
Open Text Corp. (a)	331,500	14,037
OpenTable, Inc.	337,051	13,098
Rackspace Hosting, Inc. (a)	919,200	16,500
Tencent Holdings Ltd.	868,400	17,959
		675,627
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,139,800	58,335
MasterCard, Inc. Class A	459,600	113,999
The Western Union Co.	364,400	6,650
Visa, Inc. Class A	907,500	81,884
		260,868
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	2,209,200	56,025
Applied Materials, Inc.	927,000	12,774
Avago Technologies Ltd.	2,484,600	50,984
Broadcom Corp. Class A	1,634,700	56,381
Cree, Inc. (a)	523,900	38,355
Intel Corp.	4,207,317	96,053
KLA-Tencor Corp.	474,500	16,161
Lam Research Corp. (a)	1,930,000	78,262
Marvell Technology Group Ltd. (a)	4,434,700	91,577
Micron Technology, Inc. (a)	1,601,718	14,976
NVIDIA Corp. (a)	5,188,630	81,565
Silicon Laboratories, Inc. (a)	252,900	12,228
		605,341
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 8.2%
Adobe Systems, Inc. (a)	2,569,200	$ 86,299
BMC Software, Inc. (a)	638,500	25,131
Check Point Software Technologies Ltd. (a)	1,709,800	60,903
Informatica Corp. (a)	1,428,900	35,737
Microsoft Corp.	15,281,400	466,694
NCsoft Corp.	158,588	23,575
Nintendo Co. Ltd.	117,600	39,507
Nuance Communications, Inc. (a)	1,971,100	36,012
Oracle Corp.	3,729,500	96,370
Red Hat, Inc. (a)	2,023,300	60,436
Rovi Corp. (a)	372,800	14,532
Salesforce.com, Inc. (a)	15,000	1,284
SuccessFactors, Inc. (a)	199,100	4,167
TiVo, Inc. (a)	3,312,800	58,040
VMware, Inc. Class A (a)	618,500	38,124
		1,046,811
TOTAL INFORMATION TECHNOLOGY		4,575,331
MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	567,700	43,588
Albemarle Corp.	1,178,700	53,819
Dow Chemical Co.	3,038,700	93,683
Monsanto Co.	281,800	17,770
The Mosaic Co.	724,400	37,046
		245,906
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	1,804,062	63,936
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	219,500	16,579
Jindal Steel & Power Ltd.	391,205	6,522
		23,101
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	2,359,600	27,749
Weyerhaeuser Co.	412,700	20,437
		48,186
TOTAL MATERIALS		381,129
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	15,031,400	$ 63,883
TOTAL COMMON STOCKS (Cost $9,688,415)		12,665,830
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.21% (b)	64,302,100	64,302
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	127,693,092	127,693
TOTAL MONEY MARKET FUNDS (Cost $191,995)		191,995
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,880,410)		12,857,825
NET OTHER ASSETS - (1.1)%		(142,805)
NET ASSETS - 100%		$ 12,715,020
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,861,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	177
Total	$ 196
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 19,567	$ 202	$ 7,087	$ -	$ 32,520
Total	$ 19,567	$ 202	$ 7,087	$ -	$ 32,520
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,124,077	$ 2,096,515	$ 27,562	$ -
Consumer Staples	1,295,312	1,267,982	26,861	469
Energy	472,433	463,787	8,646	-
Financials	871,700	803,001	61,838	6,861
Health Care	1,345,690	1,345,690	-	-
Industrials	1,536,275	1,536,275	-	-
Information Technology	4,575,331	4,494,290	81,041	-
Materials	381,129	374,607	6,522	-
Telecommunication Services	63,883	63,883	-	-
Money Market Funds	191,995	191,995	-	-
Total Investments in Securities:	$ 12,857,825	$ 12,638,025	$ 212,470	$ 7,330
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(74)
Total Unrealized Gain (Loss)	(33)
Cost of Purchases	9,296
Proceeds of Sales	(1,859)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,330
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (33)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $9,926,380,000. Net unrealized appreciation aggregated $2,931,445,000, of which $3,045,371,000 related to appreciated investment securities and $113,926,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

April 30, 2010

1.800334.106

BCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
Johnson Controls, Inc.	69,800	$ 2,344,582
Automobiles - 0.2%
Renault SA (a)	14,500	671,861
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	43,200	1,158,192
Household Durables - 2.6%
KB Home	303,300	5,620,149
Pulte Group, Inc. (a)	167,602	2,193,910
Stanley Black & Decker, Inc.	30,600	1,901,790
		9,715,849
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	66,200	1,816,528
DIRECTV (a)	21,200	768,076
Time Warner Cable, Inc.	72,767	4,093,144
Time Warner, Inc.	97,100	3,212,068
		9,889,816
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	20,300	915,530
Lowe's Companies, Inc.	173,065	4,693,523
Staples, Inc.	135,800	3,195,374
		8,804,427
TOTAL CONSUMER DISCRETIONARY		32,584,727
CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Anheuser-Busch InBev SA NV (d)	17,466	847,398
Grupo Modelo SAB de CV Series C	194,800	1,074,599
		1,921,997
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	94,800	3,500,964
Kroger Co.	47,600	1,058,148
Winn-Dixie Stores, Inc. (a)	71,862	906,180
		5,465,292
Food Products - 1.2%
Bunge Ltd.	19,300	1,021,935
Nestle SA	44,182	2,161,966
Ralcorp Holdings, Inc. (a)	19,300	1,284,415
		4,468,316
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.0%
Energizer Holdings, Inc. (a)	13,200	$ 806,520
Procter & Gamble Co.	45,180	2,808,389
		3,614,909
Tobacco - 0.3%
Philip Morris International, Inc.	19,600	961,968
TOTAL CONSUMER STAPLES		16,432,482
ENERGY - 19.1%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	61,800	3,075,168
Ensco International Ltd. ADR	36,050	1,700,839
Halliburton Co.	105,115	3,221,775
Nabors Industries Ltd. (a)	132,732	2,863,029
National Oilwell Varco, Inc.	33,014	1,453,606
Noble Corp.	19,300	762,157
Pride International, Inc. (a)	32,800	994,824
Smith International, Inc.	21,400	1,022,064
Transocean Ltd. (a)	7,300	528,885
Weatherford International Ltd. (a)	153,800	2,785,318
		18,407,665
Oil, Gas & Consumable Fuels - 14.2%
Arch Coal, Inc.	53,600	1,447,200
Chesapeake Energy Corp.	73,100	1,739,780
Chevron Corp.	164,800	13,421,312
EOG Resources, Inc.	12,200	1,367,864
Exxon Mobil Corp.	126,950	8,613,558
Marathon Oil Corp.	129,900	4,176,285
Massey Energy Co.	23,000	842,490
Occidental Petroleum Corp.	130,616	11,580,415
Petrohawk Energy Corp. (a)	103,700	2,238,883
Plains Exploration & Production Co. (a)	54,100	1,585,671
Range Resources Corp.	38,200	1,824,432
Royal Dutch Shell PLC Class B ADR	41,700	2,530,356
Southwestern Energy Co. (a)	52,025	2,064,352
		53,432,598
TOTAL ENERGY		71,840,263
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.7%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	32,900	$ 1,024,177
Charles Schwab Corp.	40,432	779,933
Franklin Resources, Inc.	16,100	1,861,804
Morgan Stanley	193,400	5,844,548
Northern Trust Corp.	16,700	918,166
State Street Corp.	38,670	1,682,145
		12,110,773
Commercial Banks - 9.0%
BB&T Corp.	95,000	3,157,800
PNC Financial Services Group, Inc.	101,572	6,826,654
Regions Financial Corp.	271,640	2,401,298
SVB Financial Group (a)	23,000	1,132,290
U.S. Bancorp, Delaware	58,900	1,576,753
Wells Fargo & Co.	560,377	18,554,080
		33,648,875
Consumer Finance - 0.9%
Capital One Financial Corp.	81,000	3,516,210
Diversified Financial Services - 9.7%
Bank of America Corp.	913,202	16,282,392
CME Group, Inc.	6,500	2,134,665
JPMorgan Chase & Co.	381,152	16,229,452
KKR Financial Holdings LLC	126,500	1,118,260
Moody's Corp.	30,200	746,544
		36,511,313
Insurance - 3.0%
ACE Ltd.	21,066	1,120,501
Aegon NV ADR (a)	199,645	1,401,508
Allstate Corp.	42,700	1,395,009
Genworth Financial, Inc. Class A (a)	172,127	2,843,538
Lincoln National Corp.	50,900	1,557,031
Old Republic International Corp.	57,900	869,079
Unum Group	47,200	1,154,984
XL Capital Ltd. Class A	60,900	1,084,020
		11,425,670
Real Estate Investment Trusts - 0.9%
ProLogis Trust	41,900	551,823
Public Storage	13,400	1,298,594
SL Green Realty Corp.	21,200	1,318,004
		3,168,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	221,100	$ 3,829,452
TOTAL FINANCIALS		104,210,714
HEALTH CARE - 9.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	14,800	848,928
Biogen Idec, Inc. (a)	20,400	1,086,300
		1,935,228
Health Care Equipment & Supplies - 1.7%
C. R. Bard, Inc.	14,600	1,263,338
Covidien PLC	87,085	4,179,209
Stryker Corp.	15,900	913,296
		6,355,843
Health Care Providers & Services - 1.8%
Aetna, Inc.	60,700	1,793,685
Brookdale Senior Living, Inc. (a)	69,500	1,494,250
CIGNA Corp.	44,400	1,423,464
Humana, Inc. (a)	49,100	2,244,852
		6,956,251
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	12,100	668,888
Pharmaceuticals - 5.5%
Merck & Co., Inc.	212,800	7,456,512
Pfizer, Inc.	721,919	12,070,486
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,800	1,045,394
		20,572,392
TOTAL HEALTH CARE		36,488,602
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
Goodrich Corp.	15,700	1,164,626
Honeywell International, Inc.	78,560	3,729,243
Precision Castparts Corp.	8,400	1,078,056
United Technologies Corp.	48,600	3,642,570
		9,614,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.2%
Masco Corp.	212,400	$ 3,447,252
Owens Corning (a)	35,800	1,245,124
		4,692,376
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	31,200	1,217,736
Republic Services, Inc.	43,330	1,344,530
		2,562,266
Construction & Engineering - 0.7%
Fluor Corp.	31,200	1,648,608
KBR, Inc.	47,100	1,039,968
		2,688,576
Electrical Equipment - 0.5%
Acuity Brands, Inc.	15,300	691,713
Regal-Beloit Corp.	18,491	1,169,926
		1,861,639
Industrial Conglomerates - 0.5%
Textron, Inc.	88,600	2,023,624
Machinery - 2.7%
Caterpillar, Inc.	26,700	1,818,003
Cummins, Inc.	34,687	2,505,442
Deere & Co.	16,251	972,135
Ingersoll-Rand Co. Ltd.	105,600	3,905,088
Navistar International Corp. (a)	16,100	778,274
		9,978,942
Road & Rail - 2.1%
CSX Corp.	64,100	3,592,805
Union Pacific Corp.	59,400	4,494,204
		8,087,009
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	15,800	641,796
TOTAL INDUSTRIALS		42,150,723
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	119,000	3,203,480
Juniper Networks, Inc. (a)	33,200	943,212
		4,146,692
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.7%
Hewlett-Packard Co.	123,000	$ 6,392,310
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc. (a)	34,250	1,241,905
Arrow Electronics, Inc. (a)	45,500	1,387,750
Avnet, Inc. (a)	78,346	2,504,722
Flextronics International Ltd. (a)	144,100	1,116,775
Tyco Electronics Ltd.	60,085	1,929,930
		8,181,082
Internet Software & Services - 0.5%
eBay, Inc. (a)	85,400	2,033,374
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	113,900	1,569,542
KLA-Tencor Corp.	82,900	2,823,574
Lam Research Corp. (a)	63,600	2,578,980
		6,972,096
Software - 0.3%
Microsoft Corp.	42,600	1,301,004
TOTAL INFORMATION TECHNOLOGY		29,026,558
MATERIALS - 3.5%
Chemicals - 1.6%
Albemarle Corp.	28,090	1,282,589
Celanese Corp. Class A	27,700	886,123
Clariant AG (Reg.) (a)	57,760	796,963
Dow Chemical Co.	96,100	2,962,763
		5,928,438
Construction Materials - 0.4%
HeidelbergCement AG	23,592	1,461,782
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	43,800	1,552,272
Metals & Mining - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	14,400	602,784
ArcelorMittal SA (NY Shares) Class A (a)(d)	29,200	1,133,836
Commercial Metals Co.	58,400	868,992
Newcrest Mining Ltd.	20,531	619,575
		3,225,187
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	24,405	$ 1,208,536
TOTAL MATERIALS		13,376,215
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.8%
Qwest Communications International, Inc.	130,200	680,946
Verizon Communications, Inc.	340,173	9,827,598
		10,508,544
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	625,645	2,658,991
TOTAL TELECOMMUNICATION SERVICES		13,167,535
UTILITIES - 3.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	68,100	2,335,830
Entergy Corp.	25,700	2,089,153
FirstEnergy Corp.	49,500	1,874,565
		6,299,548
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	42,900	495,066
Constellation Energy Group, Inc.	33,000	1,166,550
		1,661,616
Multi-Utilities - 1.4%
Alliant Energy Corp.	41,800	1,429,560
CMS Energy Corp.	93,300	1,517,058
PG&E Corp.	50,100	2,194,380
		5,140,998
TOTAL UTILITIES		13,102,162
TOTAL COMMON STOCKS (Cost $349,972,423)		372,379,981
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	5,296,160	$ 5,296,160
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,074,660	2,074,660
TOTAL MONEY MARKET FUNDS (Cost $7,370,820)		7,370,820
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $357,343,243)		379,750,801
NET OTHER ASSETS - (1.0)%		(3,619,606)
NET ASSETS - 100%		$ 376,131,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,837
Fidelity Securities Lending Cash Central Fund	7,455
Total	$ 10,292
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,584,727	$ 31,912,866	$ 671,861	$ -
Consumer Staples	16,432,482	13,423,118	3,009,364	-
Energy	71,840,263	71,840,263	-	-
Financials	104,210,714	104,210,714	-	-
Health Care	36,488,602	36,488,602	-	-
Industrials	42,150,723	42,150,723	-	-
Information Technology	29,026,558	29,026,558	-	-
Materials	13,376,215	10,497,895	2,878,320	-
Telecommunication Services	13,167,535	13,167,535	-	-
Utilities	13,102,162	13,102,162	-	-
Money Market Funds	7,370,820	7,370,820	-	-
Total Investments in Securities:	$ 379,750,801	$ 373,191,256	$ 6,559,545	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $368,413,039. Net unrealized appreciation aggregated $11,337,762, of which $54,556,775 related to appreciated investment securities and $43,219,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund -
Dividend Growth
Class K

April 30, 2010

1.800335.106

DGF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	709,600	$ 10,871
Johnson Controls, Inc.	263,536	8,852
Stoneridge, Inc. (a)	888,682	9,589
Tenneco, Inc. (a)	141,800	3,654
		32,966
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	170,479	8,387
Fiat SpA	32,400	425
Harley-Davidson, Inc.	320,605	10,846
Mazda Motor Corp.	2,500,000	7,383
Thor Industries, Inc.	495,800	17,705
Winnebago Industries, Inc. (a)	568,954	9,462
		54,208
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	271,400	7,944
Service Corp. International	1,072,000	9,627
Stewart Enterprises, Inc. Class A	2,333,532	15,821
Universal Technical Institute, Inc. (a)	157,947	3,784
		37,176
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	871,200	16,135
Burger King Holdings, Inc.	441,600	9,318
China Lodging Group Ltd. ADR	178,100	2,688
DineEquity, Inc. (a)(d)	759,949	31,257
NH Hoteles SA (a)	1,975,173	9,099
O'Charleys, Inc. (a)	975,900	9,320
Scientific Games Corp. Class A (a)	339,100	4,988
Sol Melia SA	515,100	4,283
Sonic Corp. (a)	838,700	9,821
Starwood Hotels & Resorts Worldwide, Inc.	55,813	3,042
WMS Industries, Inc. (a)	496,600	24,840
Wyndham Worldwide Corp.	2,128,415	57,063
		181,854
Household Durables - 1.2%
Gafisa SA sponsored ADR (d)	629,400	8,698
M.D.C. Holdings, Inc.	120,201	4,604
Mohawk Industries, Inc. (a)	274,100	17,471
Newell Rubbermaid, Inc.	401,400	6,852
Pulte Group, Inc. (a)	1,018,282	13,329
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Black & Decker, Inc.	444,501	$ 27,626
Techtronic Industries Co. Ltd.	3,808,000	3,957
Tempur-Pedic International, Inc. (a)	297,100	10,012
Whirlpool Corp.	155,400	16,918
		109,467
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	549,313	15,073
CC Media Holdings, Inc. Class A (a)	1,200,000	8,100
Comcast Corp.:
Class A	51,870	1,024
Class A (special) (non-vtg.)	1,523,626	28,720
Informa PLC	1,712,482	10,335
Lamar Advertising Co. Class A (a)	452,201	16,831
Liberty Media Corp. Starz Series A (a)	218,089	12,080
McGraw-Hill Companies, Inc.	460,900	15,542
MDC Partners, Inc. Class A (sub. vtg.)	1,110,239	14,355
SuperMedia, Inc. (a)	68,863	3,092
The Walt Disney Co.	646,915	23,832
Time Warner Cable, Inc.	783,526	44,073
United Business Media Ltd.	623,900	5,266
Valassis Communications, Inc. (a)	194,013	6,342
Viacom, Inc. Class B (non-vtg.) (a)	237,859	8,404
Wolters Kluwer NV (Certificaten Van Aandelen)	64,800	1,324
		214,393
Multiline Retail - 0.5%
Target Corp.	852,038	48,455
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	490,000	22,099
AnnTaylor Stores Corp. (a)	652,162	14,152
Asbury Automotive Group, Inc. (a)	432,400	6,724
Best Buy Co., Inc.	307,600	14,027
Big 5 Sporting Goods Corp.	530,000	8,984
Cabela's, Inc. Class A (a)(d)	137,646	2,500
Carphone Warehouse Group PLC (a)	1,379,449	4,058
Casual Male Retail Group, Inc. (a)	2,353,500	9,626
Collective Brands, Inc. (a)	48,600	1,140
Gymboree Corp. (a)	107,737	5,293
Hengdeli Holdings Ltd.	25,940,000	10,816
Home Depot, Inc.	382,368	13,478
Lowe's Companies, Inc.	2,035,986	55,216
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lumber Liquidators Holdings, Inc. (a)(d)	236,797	$ 7,213
MarineMax, Inc. (a)	484,000	5,397
OfficeMax, Inc. (a)	906,456	17,223
RadioShack Corp.	503,200	10,844
Sally Beauty Holdings, Inc. (a)	1,163,281	11,109
Staples, Inc.	1,070,710	25,194
		245,093
Textiles, Apparel & Luxury Goods - 0.3%
American Apparel, Inc. (a)(d)	767,600	2,357
Bosideng International Holdings Ltd.	3,424,000	947
G-III Apparel Group Ltd. (a)	173,502	4,962
Iconix Brand Group, Inc. (a)	39,800	687
Phillips-Van Heusen Corp.	229,800	14,480
Trinity Ltd.	3,078,000	2,161
		25,594
TOTAL CONSUMER DISCRETIONARY		949,206
CONSUMER STAPLES - 9.3%
Beverages - 1.5%
Anheuser-Busch InBev SA NV (d)	549,657	26,668
Carlsberg AS Series B	124,500	10,063
Dr Pepper Snapple Group, Inc.	306,369	10,027
Grupo Modelo SAB de CV Series C	1,659,700	9,156
Molson Coors Brewing Co. Class B	193,005	8,562
Remy Cointreau SA	45,131	2,441
The Coca-Cola Co.	1,217,059	65,052
		131,969
Food & Staples Retailing - 2.9%
CVS Caremark Corp.	1,096,797	40,505
Kroger Co.	1,607,140	35,727
PriceSmart, Inc.	405,565	10,090
Safeway, Inc.	1,177,900	27,798
Sysco Corp.	734,421	23,164
Wal-Mart Stores, Inc.	1,194,363	64,078
Walgreen Co.	874,473	30,738
Winn-Dixie Stores, Inc. (a)	1,720,396	21,694
		253,794
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.3%
Bunge Ltd.	173,538	$ 9,189
Calavo Growers, Inc.	394,332	6,838
Chiquita Brands International, Inc. (a)	348,378	5,240
Dean Foods Co. (a)	670,950	10,534
Diamond Foods, Inc.	83,900	3,583
Kellogg Co.	177,028	9,726
Kerry Group PLC Class A	105,242	3,366
Leroy Seafood Group ASA	248,500	5,896
M. Dias Branco SA	12,100	291
Marine Harvest ASA (a)(d)	55,313,379	51,332
Nestle SA	401,433	19,643
Pilgrims Pride Corp. (a)	1,037,478	12,097
Ralcorp Holdings, Inc. (a)	173,100	11,520
Smithfield Foods, Inc. (a)	1,092,100	20,466
Tingyi (Cayman Island) Holding Corp.	2,414,000	5,997
TreeHouse Foods, Inc. (a)	33,900	1,434
Tyson Foods, Inc. Class A	538,937	10,558
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	413,800	12,590
		200,300
Household Products - 0.9%
Energizer Holdings, Inc. (a)	217,987	13,319
Procter & Gamble Co.	1,127,006	70,055
		83,374
Personal Products - 1.0%
Avon Products, Inc.	731,528	23,650
BaWang International (Group) Holding Ltd.	19,040,000	14,015
Hengan International Group Co. Ltd.	1,344,000	10,318
Herbalife Ltd.	113,300	5,467
NBTY, Inc. (a)	830,761	33,795
		87,245
Tobacco - 0.7%
Imperial Tobacco Group PLC	149,891	4,270
Lorillard, Inc.	121,525	9,524
Philip Morris International, Inc.	1,069,000	52,467
		66,261
TOTAL CONSUMER STAPLES		822,943
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.1%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	900,846	$ 44,826
Global Industries Ltd. (a)	1,043,876	6,994
Halliburton Co.	868,700	26,626
Helix Energy Solutions Group, Inc. (a)	230,900	3,367
ION Geophysical Corp. (a)	768,900	4,621
Nabors Industries Ltd. (a)	562,382	12,131
National Oilwell Varco, Inc.	1,297,270	57,119
Noble Corp.	274,308	10,832
Parker Drilling Co. (a)	623,966	3,451
Patterson-UTI Energy, Inc.	249,300	3,812
Schlumberger Ltd.	664,976	47,493
Scorpion Offshore Ltd. (a)(d)	138,649	902
Seahawk Drilling, Inc. (a)	31,471	524
Smith International, Inc.	311,277	14,867
Superior Energy Services, Inc. (a)	44,600	1,207
Superior Well Services, Inc. (a)(d)	402,250	5,833
Transocean Ltd. (a)	124,576	9,026
Union Drilling, Inc. (a)	760,543	5,042
Vantage Drilling Co. (a)	2,868,400	5,163
Weatherford International Ltd. (a)	2,577,561	46,680
		310,516
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	73,577	3,464
Anadarko Petroleum Corp.	60,800	3,779
Arch Coal, Inc.	336,905	9,096
Berry Petroleum Co. Class A	810,500	26,236
Brigham Exploration Co. (a)	398,803	7,781
Cabot Oil & Gas Corp.	162,706	5,879
Chesapeake Energy Corp.	1,113,497	26,501
Compton Petroleum Corp. (a)	2,385,100	2,277
Concho Resources, Inc. (a)	242,660	13,788
Denbury Resources, Inc. (a)	1,090,640	20,886
EOG Resources, Inc.	292,800	32,829
EXCO Resources, Inc.	752,463	13,958
Exxon Mobil Corp.	1,506,013	102,183
Heritage Oil PLC (a)	442,600	3,081
Hess Corp.	216,800	13,778
Holly Corp.	318,100	8,589
International Coal Group, Inc. (a)(d)	2,253,235	11,875
InterOil Corp. (a)(d)	128,700	8,632
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	547,303	$ 20,048
Niko Resources Ltd.	101,000	11,067
Northern Oil & Gas, Inc. (a)(d)	2,087,125	33,937
Occidental Petroleum Corp.	648,392	57,486
OPTI Canada, Inc. (a)	5,458,100	12,300
OPTI Canada, Inc. (a)(f)	2,661,400	5,997
Pan Orient Energy Corp. (a)	264,400	1,918
PetroBakken Energy Ltd. (a)(f)	77,100	2,093
PetroBakken Energy Ltd. Class A (d)	588,426	15,976
Petrohawk Energy Corp. (a)	2,903,838	62,694
Plains Exploration & Production Co. (a)	1,400,768	41,057
Range Resources Corp.	506,700	24,200
Rex Energy Corp. (a)	145,700	1,938
Southwestern Energy Co. (a)	776,037	30,793
Suncor Energy, Inc.	423,100	14,468
Talisman Energy, Inc.	376,700	6,409
XTO Energy, Inc.	313,700	14,907
		671,900
TOTAL ENERGY		982,416
FINANCIALS - 17.7%
Capital Markets - 1.9%
AllianceBernstein Holding LP	261,000	8,193
Bank of New York Mellon Corp.	949,252	29,550
Bank Sarasin & Co. Ltd. Series B (Reg.)	208,503	8,111
BlueBay Asset Management	1,411,568	8,053
Charles Schwab Corp.	867,770	16,739
GCA Savvian Group Corp. (a)	3,464	4,720
Janus Capital Group, Inc.	643,400	9,059
Morgan Stanley	1,936,224	58,513
Northern Trust Corp.	187,321	10,299
State Street Corp.	137,700	5,990
TD Ameritrade Holding Corp. (a)	261,534	5,236
		164,463
Commercial Banks - 5.6%
Associated Banc-Corp.	1,399,443	20,334
CapitalSource, Inc.	5,651,145	33,737
Comerica, Inc.	127,375	5,350
EFG Eurobank Ergasias SA	623,400	5,012
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	2,484,600	$ 16,821
Mitsubishi UFJ Financial Group, Inc.	5,580,600	29,082
PNC Financial Services Group, Inc.	1,838,576	123,571
Regions Financial Corp.	1,021,350	9,029
SVB Financial Group (a)	382,590	18,835
Wells Fargo & Co.	6,454,041	213,676
Wilmington Trust Corp., Delaware	1,177,849	20,412
		495,859
Consumer Finance - 0.5%
Capital One Financial Corp.	278,800	12,103
Discover Financial Services	951,232	14,706
ORIX Corp.	105,620	9,727
SLM Corp. (a)	384,333	4,704
		41,240
Diversified Financial Services - 4.4%
Bank of America Corp.	7,997,581	142,597
BM&F BOVESPA SA	1,386,300	9,133
Citigroup, Inc. (a)	1,628,121	7,115
CME Group, Inc.	73,500	24,138
Deutsche Boerse AG	149,342	11,583
JPMorgan Chase & Co.	3,362,835	143,190
PICO Holdings, Inc. (a)(e)	1,361,514	48,402
		386,158
Insurance - 2.9%
ACE Ltd.	162,500	8,643
Aegon NV (a)	243,100	1,700
Allstate Corp.	16,100	526
Assured Guaranty Ltd.	685,990	14,783
Berkshire Hathaway, Inc. Class A (a)	681	78,536
Delphi Financial Group, Inc. Class A	350,935	9,651
Endurance Specialty Holdings Ltd.	226,900	8,361
Everest Re Group Ltd.	141,300	10,831
Genworth Financial, Inc. Class A (a)	1,701,300	28,105
Lincoln National Corp.	779,800	23,854
Maiden Holdings Ltd.	692,542	5,187
MBIA, Inc. (a)(d)	1,648,800	15,796
Old Republic International Corp.	356,169	5,346
Platinum Underwriters Holdings Ltd.	182,600	6,795
Powszechny Zaklad Ubezpieczea (a)(f)	81,000	8,586
Protective Life Corp.	539,000	12,974
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	40,500	$ 2,091
Unum Group	386,000	9,445
Validus Holdings Ltd.	268,300	6,860
		258,070
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	32,400	2,555
CBL & Associates Properties, Inc.	633,200	9,245
Education Realty Trust, Inc.	423,700	2,996
Extra Space Storage, Inc.	184,100	2,765
Franklin Street Properties Corp.	80,500	1,187
ProLogis Trust	928,100	12,223
Public Storage	117,607	11,397
Segro PLC	948,000	4,507
SL Green Realty Corp.	313,700	19,503
The Macerich Co. (d)	141,054	6,307
U-Store-It Trust	568,200	4,898
Vornado Realty Trust	141,938	11,833
Westfield Group unit	168,768	1,993
		91,409
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	4,427,100	76,677
Forest City Enterprises, Inc. Class A (a)	156,900	2,424
Iguatemi Empresa de Shopping Centers SA	444,800	7,440
Jones Lang LaSalle, Inc.	274,700	21,668
Kenedix, Inc. (a)	11,537	4,066
Unite Group PLC (a)	1,700,537	5,677
		117,952
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	226,900	1,616
Ocwen Financial Corp. (a)	314,434	3,632
		5,248
TOTAL FINANCIALS		1,560,399
HEALTH CARE - 10.4%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	126,500	6,942
Allos Therapeutics, Inc. (a)	585,800	4,628
Amgen, Inc. (a)	738,359	42,352
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	436,570	$ 9,011
ARIAD Pharmaceuticals, Inc. (a)	1,734,479	6,105
Biogen Idec, Inc. (a)	259,822	13,836
Cephalon, Inc. (a)	129,700	8,327
China Biologic Products, Inc. (a)(d)	438,800	5,446
Clinical Data, Inc. (a)	452,209	8,447
Genzyme Corp. (a)	253,002	13,470
Gilead Sciences, Inc. (a)	178,251	7,071
Human Genome Sciences, Inc. (a)	555,400	15,379
ImmunoGen, Inc. (a)	47,800	474
InterMune, Inc. (a)	149,706	6,371
Micromet, Inc. (a)	963,800	7,344
Neurocrine Biosciences, Inc. (a)	80,700	259
NPS Pharmaceuticals, Inc. (a)	562,210	3,919
OREXIGEN Therapeutics, Inc. (a)	1,312,557	8,899
Protalix BioTherapeutics, Inc. (a)(d)	846,481	5,731
SIGA Technologies, Inc. (a)	299,497	2,058
Theravance, Inc. (a)	1,065,461	17,868
United Therapeutics Corp. (a)	225,400	12,823
ZIOPHARM Oncology, Inc. (a)	445,110	2,635
		209,395
Health Care Equipment & Supplies - 1.8%
AGA Medical Holdings, Inc.	467,700	7,521
C. R. Bard, Inc.	225,830	19,541
CareFusion Corp. (a)	32,300	891
Covidien PLC	707,435	33,950
ev3, Inc. (a)	591,236	11,310
Hill-Rom Holdings, Inc.	287,600	9,120
Kinetic Concepts, Inc. (a)	203,359	8,805
Orthofix International NV (a)	326,188	11,152
Orthovita, Inc. (a)	1,391,500	5,566
St. Jude Medical, Inc. (a)	287,600	11,740
Stryker Corp.	274,700	15,779
Symmetry Medical, Inc. (a)	344,300	3,980
William Demant Holding AS (a)	139,500	9,516
Wright Medical Group, Inc. (a)	649,608	12,200
		161,071
Health Care Providers & Services - 2.9%
Aetna, Inc.	666,800	19,704
Brookdale Senior Living, Inc. (a)	1,133,300	24,366
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
CIGNA Corp.	1,329,000	$ 42,608
Emeritus Corp. (a)	152,881	3,425
Express Scripts, Inc. (a)	406,600	40,713
McKesson Corp.	225,306	14,602
Medco Health Solutions, Inc. (a)	447,900	26,390
MEDNAX, Inc. (a)	164,063	9,014
Quest Diagnostics, Inc.	297,847	17,025
RehabCare Group, Inc. (a)	302,700	8,633
UnitedHealth Group, Inc.	689,245	20,891
Universal Health Services, Inc. Class B	491,293	18,237
VCA Antech, Inc. (a)	325,800	9,272
		254,880
Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	88,700	3,997
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	44,600	1,493
Life Technologies Corp. (a)	155,100	8,486
PerkinElmer, Inc.	174,200	4,364
Thermo Fisher Scientific, Inc. (a)	333,824	18,454
		32,797
Pharmaceuticals - 2.9%
Abbott Laboratories	403,811	20,659
Allergan, Inc.	207,965	13,245
Ardea Biosciences, Inc. (a)	684,100	17,376
Cadence Pharmaceuticals, Inc. (a)(d)	1,608,595	15,764
Merck & Co., Inc.	2,543,704	89,131
Novartis AG sponsored ADR (d)	185,047	9,410
Novo Nordisk AS Series B	192,339	15,826
Pfizer, Inc.	1,477,145	24,698
Pronova BioPharma ASA (a)	3,040,100	9,714
Sanofi-Aventis	327,226	22,325
Teva Pharmaceutical Industries Ltd. sponsored ADR	276,490	16,238
		254,386
TOTAL HEALTH CARE		916,526
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.4%
Chemring Group PLC	177,400	9,882
DigitalGlobe, Inc.	174,013	4,622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	77,000	$ 4,295
European Aeronautic Defence and Space Co. EADS NV	258,000	4,792
GeoEye, Inc. (a)	530,562	15,121
Goodrich Corp.	157,383	11,675
Heico Corp. Class A	427,878	14,351
Honeywell International, Inc.	453,500	21,528
LMI Aerospace, Inc. (a)	213,245	3,681
Orbital Sciences Corp. (a)	325,230	5,978
Precision Castparts Corp.	218,792	28,080
Raytheon Co.	419,904	24,480
United Technologies Corp.	819,139	61,394
		209,879
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	202,307	13,988
Airlines - 0.3%
Delta Air Lines, Inc. (a)	925,565	11,181
Southwest Airlines Co.	1,306,234	17,216
UAL Corp. (a)	113,400	2,447
		30,844
Building Products - 0.6%
Masco Corp.	1,332,600	21,628
Owens Corning (a)	787,625	27,394
		49,022
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	194,400	7,587
Casella Waste Systems, Inc. Class A (a)	384,033	1,982
Clean Harbors, Inc. (a)	165,625	10,506
Corrections Corp. of America (a)	218,765	4,533
Interface, Inc. Class A	527,478	6,899
Knoll, Inc.	695,566	9,724
R.R. Donnelley & Sons Co.	1,035,600	22,255
Republic Services, Inc.	521,995	16,198
Steelcase, Inc. Class A	277,046	2,275
The Brink's Co.	494,700	13,174
The Geo Group, Inc. (a)	461,833	9,782
World Color Press, Inc. (a)	315,800	3,810
		108,725
Construction & Engineering - 0.7%
Aveng Ltd.	890,100	4,483
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	336,221	$ 17,766
Granite Construction, Inc.	134,900	4,534
Great Lakes Dredge & Dock Corp.	1,736,232	9,410
Jacobs Engineering Group, Inc. (a)	221,200	10,666
KBR, Inc.	474,000	10,466
MasTec, Inc. (a)	297,900	3,727
		61,052
Electrical Equipment - 0.8%
Acuity Brands, Inc.	16,100	728
AMETEK, Inc.	195,455	8,453
Cooper Industries PLC Class A	381,415	18,727
First Solar, Inc. (a)(d)	70,800	10,163
Prysmian SpA	648,000	11,669
Schneider Electric SA (d)	97,225	11,039
SunPower Corp. Class B (a)	253,200	3,808
Zumtobel AG (a)	388,394	8,376
		72,963
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV	523,600	17,584
McDermott International, Inc. (a)	24,300	666
Rheinmetall AG	237,900	16,586
Textron, Inc.	1,271,174	29,034
		63,870
Machinery - 2.3%
Actuant Corp. Class A	279,500	6,409
Briggs & Stratton Corp.	470,632	11,173
Bucyrus International, Inc. Class A	152,918	9,635
Columbus McKinnon Corp. (NY Shares) (a)	138,855	2,504
Commercial Vehicle Group, Inc. (a)	557,400	5,228
Cummins, Inc.	520,500	37,596
Danaher Corp.	134,800	11,361
Hardinge, Inc.	184,541	1,845
Ingersoll-Rand Co. Ltd.	559,024	20,673
JTEKT Corp.	624,500	7,176
Kennametal, Inc.	120,900	3,973
Navistar International Corp. (a)	775,200	37,473
NSK Ltd.	627,000	4,783
Timken Co.	403,704	14,202
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	408,800	$ 10,175
Vallourec SA	76,600	15,259
		199,465
Professional Services - 0.3%
CRA International, Inc. (a)	14,953	347
Equifax, Inc.	259,900	8,733
Kforce, Inc. (a)	278,500	3,868
Robert Half International, Inc.	525,300	14,383
		27,331
Road & Rail - 1.8%
Arkansas Best Corp.	379,100	11,547
Avis Budget Group, Inc. (a)	405,539	6,132
Con-way, Inc.	323,200	12,553
CSX Corp.	727,900	40,799
Norfolk Southern Corp.	209,366	12,422
Saia, Inc. (a)	767,075	12,710
Union Pacific Corp.	748,800	56,654
Universal Truckload Services, Inc. (a)	553,569	10,108
		162,925
Trading Companies & Distributors - 0.2%
Finning International, Inc.	250,600	4,890
Kaman Corp.	356,900	9,783
		14,673
TOTAL INDUSTRIALS		1,014,737
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.6%
Adtran, Inc.	501,894	13,436
Aviat Networks, Inc. (a)	424,843	2,761
Calix Networks, Inc. (a)	137,695	1,652
Cisco Systems, Inc. (a)	4,655,300	125,321
Comverse Technology, Inc. (a)	1,472,000	13,513
Infinera Corp. (a)	972,768	8,901
Juniper Networks, Inc. (a)	1,489,800	42,325
Motorola, Inc. (a)	308,851	2,184
QUALCOMM, Inc.	476,100	18,444
		228,537
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.5%
3PAR, Inc. (a)(d)	378,059	$ 3,527
Apple, Inc. (a)	38,100	9,949
Hewlett-Packard Co.	1,953,100	101,503
HTC Corp.	28,000	375
Lexmark International, Inc. Class A (a)	218,100	8,081
NCR Corp. (a)	645,230	8,491
		131,926
Electronic Equipment & Components - 2.0%
Agilent Technologies, Inc. (a)	1,230,161	44,606
Amphenol Corp. Class A	244,919	11,318
Arrow Electronics, Inc. (a)	301,353	9,191
Avnet, Inc. (a)	831,629	26,587
Corning, Inc.	1,562,400	30,076
FLIR Systems, Inc. (a)	157,646	4,822
Itron, Inc. (a)	182,333	14,516
Keyence Corp.	37,800	9,051
Molex, Inc.	419,752	9,407
Tyco Electronics Ltd.	575,256	18,477
		178,051
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	279,500	10,853
DealerTrack Holdings, Inc. (a)	132,497	2,021
eBay, Inc. (a)	161,900	3,855
Google, Inc. Class A (a)	147,910	77,718
Monster Worldwide, Inc. (a)	585,500	10,205
NetEase.com, Inc. sponsored ADR (a)	459,900	16,037
		120,689
IT Services - 1.1%
Acxiom Corp. (a)	541,728	10,336
Alliance Data Systems Corp. (a)	243,952	18,311
Atos Origin SA (a)	197,268	9,997
China Information Security Technology, Inc. (a)(d)	435,600	2,631
Echo Global Logistics, Inc. (d)	20,138	272
Fidelity National Information Services, Inc.	1,070,691	28,148
Fiserv, Inc. (a)	110,783	5,660
Hewitt Associates, Inc. Class A (a)	357,850	14,668
Visa, Inc. Class A	73,700	6,650
		96,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Xerox Corp.	1,700,700	$ 18,538
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	484,000	4,385
Analog Devices, Inc.	548,300	16,411
ASM International NV (Netherlands) (a)	349,785	9,116
Atmel Corp. (a)	9,521,853	51,799
Avago Technologies Ltd.	1,725,900	35,415
Cymer, Inc. (a)	362,100	12,366
Fairchild Semiconductor International, Inc. (a)	2,205,517	24,746
Himax Technologies, Inc. sponsored ADR	2,332,136	7,300
Intersil Corp. Class A	392,841	5,845
KLA-Tencor Corp.	36,315	1,237
Kulicke & Soffa Industries, Inc. (a)	1,580,200	12,958
Lam Research Corp. (a)	2,000,093	81,104
LTX-Credence Corp. (a)(e)	7,865,843	26,665
Mattson Technology, Inc. (a)	1,053,233	4,740
Maxim Integrated Products, Inc.	832,300	16,163
Micron Technology, Inc. (a)	3,057,352	28,586
National Semiconductor Corp.	675,877	9,989
NVIDIA Corp. (a)	679,712	10,685
ON Semiconductor Corp. (a)	3,074,454	24,411
Standard Microsystems Corp. (a)	270,692	6,951
Teradyne, Inc. (a)	789,300	9,653
Texas Instruments, Inc.	64,800	1,685
Varian Semiconductor Equipment Associates, Inc. (a)	411,685	13,561
Verigy Ltd. (a)	701,900	8,381
		424,152
Software - 3.8%
Adobe Systems, Inc. (a)	365,190	12,267
BMC Software, Inc. (a)	372,500	14,662
Citrix Systems, Inc. (a)	318,990	14,993
ICSA (India) Ltd.	885,139	2,738
Informatica Corp. (a)	542,600	13,570
MacDonald Dettwiler & Associates Ltd. (a)	32,400	1,290
Microsoft Corp.	5,939,498	181,392
NCsoft Corp.	50,041	7,439
Nintendo Co. Ltd.	2,400	806
Oracle Corp.	3,232,996	83,541
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Radiant Systems, Inc. (a)	311,575	$ 4,384
Ultimate Software Group, Inc. (a)	72,895	2,438
		339,520
TOTAL INFORMATION TECHNOLOGY		1,538,086
MATERIALS - 6.3%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	133,646	10,261
Albemarle Corp.	311,600	14,228
Celanese Corp. Class A	790,559	25,290
CF Industries Holdings, Inc.	44,800	3,748
Clariant AG (Reg.) (a)	1,000,620	13,806
Dow Chemical Co.	1,190,436	36,701
Ferro Corp. (a)	40,524	443
Huabao International Holdings Ltd.	8,132,000	9,399
Israel Chemicals Ltd.	734,300	8,864
Monsanto Co.	111,000	7,000
Sigma Aldrich Corp.	116,908	6,933
Solutia, Inc. (a)	1,317,300	23,184
Spartech Corp. (a)	1,508,151	21,476
STR Holdings, Inc. (d)	431,494	9,950
The Mosaic Co.	256,000	13,092
W.R. Grace & Co. (a)	1,424,625	41,157
		245,532
Construction Materials - 0.3%
HeidelbergCement AG	376,344	23,319
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	663,076	23,499
Pactiv Corp. (a)	520,300	13,221
		36,720
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd. (Canada)	155,700	9,872
Anglo American PLC (United Kingdom) (a)	242,800	10,312
Camino Minerals Corp. (a)	60,400	20
Commercial Metals Co.	1,092,700	16,259
Compass Minerals International, Inc.	40,550	3,054
Eldorado Gold Corp. (a)	2,526,278	38,782
Grande Cache Coal Corp. (a)	694,900	4,568
Gulf Resources, Inc. (a)(d)	582,180	6,258
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gulf Resources, Inc. (a)(g)	1,894,460	$ 20,365
Ivanhoe Mines Ltd. (a)	1,869,400	29,746
Lihir Gold Ltd.	2,108,474	7,449
Mitsubishi Materials Corp. (a)	1,689,000	5,063
Newcrest Mining Ltd.	686,748	20,724
Randgold Resources Ltd. sponsored ADR	404,823	34,102
Seabridge Gold, Inc. (a)	105,100	3,567
Silver Wheaton Corp. (a)	526,000	10,332
Steel Dynamics, Inc.	197,600	3,104
Timminco Ltd. (a)(d)	450,375	359
		223,936
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	499,600	24,740
TOTAL MATERIALS		554,247
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
Iliad Group SA (d)	129,004	12,900
Qwest Communications International, Inc.	4,704,800	24,606
TalkTalk Telecom Group PLC (a)	1,908,034	3,689
Telefonica SA sponsored ADR	141,765	9,609
		50,804
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	9,196,115	39,083
Syniverse Holdings, Inc. (a)	133,549	2,682
Vivo Participacoes SA sponsored ADR	201,200	5,326
		47,091
TOTAL TELECOMMUNICATION SERVICES		97,895
UTILITIES - 2.0%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	502,200	8,834
Entergy Corp.	217,912	17,714
FirstEnergy Corp.	311,953	11,814
		38,362
Gas Utilities - 0.1%
Xinao Gas Holdings Ltd.	3,280,000	9,899
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	6,079,556	$ 70,158
Multi-Utilities - 0.7%
Alliant Energy Corp.	378,956	12,960
CMS Energy Corp.	1,817,884	29,559
PG&E Corp.	311,557	13,646
Sempra Energy	16,200	797
		56,962
TOTAL UTILITIES		175,381
TOTAL COMMON STOCKS (Cost $7,462,099)		8,611,836
Convertible Preferred Stocks - 0.7%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy, Inc. 8.50%	80,500	9,190
Whiting Petroleum Corp. 6.25%	47,500	10,294
		19,484
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	20,722
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	227,900	23,572
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,901)		63,778
Investment Companies - 0.4%

Ares Capital Corp. (Cost $24,398)	1,932,315	30,647
Corporate Bonds - 1.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (f)	$ 6,170	$ 8,185
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(f)	15,533	17,688
TOTAL FINANCIALS		25,873
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (f)	5,630	9,747
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	8,010	7,700
TOTAL HEALTH CARE		17,447
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	1,820	2,688
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14	4,010	10,539
TOTAL CONVERTIBLE BONDS		56,547
Nonconvertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	5,385	5,129
8.25% 12/15/14	5,330	5,143
		10,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 19,510	$ 18,730
TOTAL NONCONVERTIBLE BONDS		29,002
TOTAL CORPORATE BONDS (Cost $54,238)		85,549
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	62,179,761	62,180
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	141,559,943	141,560
TOTAL MONEY MARKET FUNDS (Cost $203,740)		203,740
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $7,797,376)		8,995,550
NET OTHER ASSETS - (1.9)%		(163,895)
NET ASSETS - 100%		$ 8,831,655
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,996,000 or 0.7% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,365,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 16,103
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 67
Fidelity Securities Lending Cash Central Fund	574
Total	$ 641
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ 3,211	$ 109	$ 14,231	$ -	$ -
DUSA Pharmaceuticals, Inc.	1,459	-	1,841	-	-
Great Lakes Dredge & Dock Corp.	17,803	297	9,102	100	-
LTX-Credence Corp.	6,783	938	-	-	26,665
PICO Holdings, Inc.	48,762	-	8,040	-	48,402
Tween Brands, Inc.	14,547	-	17,581	-	-
Universal Truckload Services, Inc.	18,364	-	10,377	-	-
Total	$ 110,929	$ 1,344	$ 61,172	$ 100	$ 75,067
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 949,206	$ 880,765	$ 68,441	$ -
Consumer Staples	822,943	656,344	166,599	-
Energy	1,001,900	988,727	13,173	-
Financials	1,581,121	1,476,095	105,026	-
Health Care	916,526	859,145	57,381	-
Industrials	1,014,737	907,591	107,146	-
Information Technology	1,538,086	1,507,615	30,471	-
Materials	577,819	464,175	113,644	-
Telecommunication Services	97,895	81,306	16,589	-
Utilities	175,381	165,482	9,899	-
Investment Companies	30,647	30,647	-	-
Corporate Bonds	85,549	-	85,549	-
Money Market Funds	203,740	203,740	-	-
Total Investments in Securities:	$ 8,995,550	$ 8,221,632	$ 773,918	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $7,867,657,000. Net unrealized appreciation aggregated $1,127,893,000, of which $1,533,843,000 related to appreciated investment securities and $405,950,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

April 30, 2010

1.800339.106

GAI-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.5%
Fuel Systems Solutions, Inc. (a)	67,500	$ 2,124
Johnson Controls, Inc.	600,000	20,154
Tenneco, Inc. (a)	305,300	7,868
		30,146
Automobiles - 0.5%
Ford Motor Co. (a)(d)	1,050,000	13,671
Harley-Davidson, Inc.	500,000	16,915
		30,586
Distributors - 0.1%
Li & Fung Ltd.	1,880,000	9,063
Hotels, Restaurants & Leisure - 1.4%
Buffalo Wild Wings, Inc. (a)	288,489	11,926
Darden Restaurants, Inc.	360,000	16,110
Jack in the Box, Inc. (a)	180,000	4,234
Little Sheep Group Ltd.	447,000	240
Marriott International, Inc. Class A	590,618	21,711
Sonic Corp. (a)	397,600	4,656
Starbucks Corp.	1,185,000	30,786
		89,663
Household Durables - 2.6%
Ethan Allen Interiors, Inc.	40,000	808
KB Home	2,250,000	41,693
Newell Rubbermaid, Inc.	405,000	6,913
Pulte Group, Inc. (a)	2,252,370	29,484
Ryland Group, Inc.	1,480,000	33,714
Stanley Black & Decker, Inc.	515,000	32,007
Toll Brothers, Inc. (a)	210,292	4,746
Whirlpool Corp.	208,100	22,656
		172,021
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	108,000	14,802
Media - 2.9%
Comcast Corp. Class A	1,850,000	36,519
DIRECTV (a)	490,000	17,753
Lamar Advertising Co. Class A (a)	315,000	11,724
McGraw-Hill Companies, Inc.	345,000	11,633
The Walt Disney Co.	1,910,000	70,364
Time Warner, Inc.	1,355,233	44,831
		192,824
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.8%
Kohl's Corp. (a)	565,000	$ 31,069
Target Corp.	1,511,000	85,931
		117,000
Specialty Retail - 2.6%
Best Buy Co., Inc.	720,000	32,832
Lowe's Companies, Inc.	3,500,000	94,920
RadioShack Corp.	700,000	15,085
Staples, Inc.	1,215,000	28,589
		171,426
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	265,000	23,824
TOTAL CONSUMER DISCRETIONARY		851,355
CONSUMER STAPLES - 7.3%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	785,000	21,768
Dr Pepper Snapple Group, Inc.	480,000	15,710
The Coca-Cola Co.	1,260,000	67,347
		104,825
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	952,900	35,191
Wal-Mart Stores, Inc.	847,900	45,490
Whole Foods Market, Inc. (a)	565,000	22,046
		102,727
Food Products - 1.5%
Bunge Ltd.	110,000	5,825
Danone (d)	425,000	25,044
Kraft Foods, Inc. Class A	310,000	9,176
Mead Johnson Nutrition Co. Class A	220,000	11,354
Nestle SA	1,017,000	49,765
		101,164
Household Products - 1.5%
Colgate-Palmolive Co.	470,000	39,527
Procter & Gamble Co.	950,000	59,052
		98,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Philip Morris International, Inc.	1,535,000	$ 75,338
TOTAL CONSUMER STAPLES		482,633
ENERGY - 11.0%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	630,000	31,349
Cameron International Corp. (a)	419,100	16,538
Ensco International Ltd. ADR	25,000	1,180
Halliburton Co.	1,659,400	50,861
Helmerich & Payne, Inc.	165,000	6,702
Nabors Industries Ltd. (a)	65,000	1,402
Oceaneering International, Inc. (a)	145,000	9,498
Schlumberger Ltd.	1,909,500	136,376
Weatherford International Ltd. (a)	2,161,800	39,150
		293,056
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	235,000	14,608
Chesapeake Energy Corp.	35,000	833
Exxon Mobil Corp.	3,046,300	206,688
Falkland Oil & Gas Ltd. (a)	300,000	661
Occidental Petroleum Corp.	1,002,900	88,917
Peabody Energy Corp.	520,000	24,294
Petrohawk Energy Corp. (a)	955,000	20,618
Plains Exploration & Production Co. (a)	639,300	18,738
Range Resources Corp.	335,000	16,000
Southwestern Energy Co. (a)	590,000	23,411
Ultra Petroleum Corp. (a)	385,000	18,391
		433,159
TOTAL ENERGY		726,215
FINANCIALS - 16.8%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	765,000	35,465
AP Alternative Assets, L.P. Restricted Depositary Units (a)(e)	4,449,200	30,344
Bank of New York Mellon Corp.	415,000	12,919
Charles Schwab Corp.	1,260,000	24,305
Goldman Sachs Group, Inc.	16,300	2,367
Janus Capital Group, Inc.	693,375	9,763
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,453,800	$ 43,934
State Street Corp.	799,800	34,791
T. Rowe Price Group, Inc.	470,000	27,030
		220,918
Commercial Banks - 5.1%
BB&T Corp.	1,100,000	36,564
Huntington Bancshares, Inc.	888,800	6,017
PNC Financial Services Group, Inc.	1,071,900	72,042
Sterling Bancshares, Inc.	375,000	2,205
Sumitomo Mitsui Financial Group, Inc.	287,600	9,512
SunTrust Banks, Inc.	350,000	10,360
Synovus Financial Corp.	100,000	301
U.S. Bancorp, Delaware	1,840,000	49,257
Wells Fargo & Co.	4,394,600	145,505
		331,763
Consumer Finance - 1.1%
American Express Co.	695,000	32,053
Capital One Financial Corp.	741,900	32,206
Discover Financial Services	43,321	670
SLM Corp. (a)	675,000	8,262
		73,191
Diversified Financial Services - 3.7%
Bank of America Corp.	5,248,000	93,572
Citigroup, Inc. (a)	3,965,000	17,327
CME Group, Inc.	58,000	19,048
JPMorgan Chase & Co.	2,595,100	110,499
Moody's Corp.	56,100	1,387
NBH Holdings Corp. Class A (a)(e)	166,200	3,282
		245,115
Insurance - 2.2%
Allstate Corp.	610,000	19,929
Berkshire Hathaway, Inc. Class B (a)	622,500	47,933
Hartford Financial Services Group, Inc.	565,000	16,142
Lincoln National Corp.	400,000	12,236
MBIA, Inc. (a)(d)	160,000	1,533
MetLife, Inc.	1,065,000	48,543
		146,316
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	459,200	6,704
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	225,000	$ 21,805
Simon Property Group, Inc.	114,121	10,159
SL Green Realty Corp.	161,600	10,047
		48,715
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	1,630,000	28,232
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	575,000	8,159
TOTAL FINANCIALS		1,102,409
HEALTH CARE - 8.4%
Biotechnology - 1.2%
Amgen, Inc. (a)	226,800	13,009
Amylin Pharmaceuticals, Inc. (a)	900,000	18,576
ARIAD Pharmaceuticals, Inc. (a)	394,738	1,389
Biogen Idec, Inc. (a)	12,800	682
BioMarin Pharmaceutical, Inc. (a)	281,157	6,571
Celgene Corp. (a)	155,000	9,602
Cephalon, Inc. (a)	93,000	5,971
Gilead Sciences, Inc. (a)	75,000	2,975
Incyte Corp. (a)	250,000	3,355
SIGA Technologies, Inc. (a)	177,453	1,219
Vertex Pharmaceuticals, Inc. (a)	465,000	18,028
		81,377
Health Care Equipment & Supplies - 1.1%
Covidien PLC	1,110,800	53,307
ev3, Inc. (a)	181,500	3,472
Hill-Rom Holdings, Inc.	205,000	6,501
St. Jude Medical, Inc. (a)	187,800	7,666
		70,946
Health Care Providers & Services - 2.0%
CIGNA Corp.	230,000	7,374
Express Scripts, Inc. (a)	484,600	48,523
Henry Schein, Inc. (a)	580,000	35,073
Medco Health Solutions, Inc. (a)	315,000	18,560
UnitedHealth Group, Inc.	645,000	19,550
		129,080
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	265,000	$ 11,096
Life Technologies Corp. (a)	445,000	24,346
QIAGEN NV (a)	29,200	667
		36,109
Pharmaceuticals - 3.6%
Abbott Laboratories	605,000	30,952
Allergan, Inc.	85,000	5,414
Auxilium Pharmaceuticals, Inc. (a)	100,000	3,560
Johnson & Johnson	834,800	53,678
Merck & Co., Inc.	2,088,078	73,166
Perrigo Co.	10,000	610
Pfizer, Inc.	3,067,500	51,289
Roche Holding AG (participation certificate)	5,000	789
Teva Pharmaceutical Industries Ltd. sponsored ADR	255,000	14,976
		234,434
TOTAL HEALTH CARE		551,946
INDUSTRIALS - 14.4%
Aerospace & Defense - 4.0%
AeroVironment, Inc. (a)	185,000	4,843
BE Aerospace, Inc. (a)	760,000	22,580
Honeywell International, Inc.	1,035,000	49,131
Lockheed Martin Corp.	500	42
Precision Castparts Corp.	290,000	37,219
The Boeing Co.	425,000	30,783
United Technologies Corp.	1,545,000	115,798
		260,396
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	385,000	23,216
United Parcel Service, Inc. Class B	770,000	53,238
		76,454
Airlines - 0.7%
AMR Corp. (a)	228,500	1,686
Delta Air Lines, Inc. (a)	1,115,000	13,469
Southwest Airlines Co.	1,670,000	22,011
UAL Corp. (a)	300,000	6,474
		43,640
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	505,000	$ 19,710
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	530,000	25,557
Orion Marine Group, Inc. (a)	230,000	4,361
		29,918
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	500	31
Industrial Conglomerates - 2.1%
3M Co.	749,700	66,476
General Electric Co.	2,940,000	55,448
Textron, Inc.	598,100	13,661
		135,585
Machinery - 2.7%
Cummins, Inc.	545,000	39,365
Danaher Corp.	490,000	41,297
Eaton Corp.	210,000	16,204
Ingersoll-Rand Co. Ltd.	1,505,000	55,655
NN, Inc. (a)	85,000	612
PACCAR, Inc.	590,000	27,447
		180,580
Professional Services - 0.4%
Robert Half International, Inc.	1,030,000	28,201
Road & Rail - 2.6%
Avis Budget Group, Inc. (a)	465,300	7,035
CSX Corp.	1,142,700	64,048
Hertz Global Holdings, Inc. (a)	575,000	8,315
Landstar System, Inc.	685,000	30,291
Union Pacific Corp.	815,000	61,663
		171,352
TOTAL INDUSTRIALS		945,867
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	5,559,900	149,673
Juniper Networks, Inc. (a)	913,000	25,938
QUALCOMM, Inc.	1,420,000	55,011
		230,622
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.4%
Apple, Inc. (a)	736,800	$ 192,393
EMC Corp. (a)	555,000	10,551
Hewlett-Packard Co.	2,854,700	148,359
		351,303
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	1,690,000	61,279
Corning, Inc.	691,900	13,319
Tyco Electronics Ltd.	765,000	24,572
		99,170
Internet Software & Services - 1.6%
eBay, Inc. (a)	2,090,000	49,763
Google, Inc. Class A (a)	87,000	45,713
Move, Inc. (a)	1,346,025	2,961
Rackspace Hosting, Inc. (a)	235,000	4,218
Tencent Holdings Ltd.	10,000	207
Yahoo!, Inc. (a)	260,000	4,298
		107,160
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	345,000	17,657
MasterCard, Inc. Class A	140,000	34,726
Paychex, Inc.	565,000	17,289
Visa, Inc. Class A	409,400	36,940
		106,612
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	426,800	10,824
Applied Materials, Inc.	3,403,300	46,897
ASML Holding NV (NY Shares)	1,780,000	58,135
Intel Corp.	1,583,500	36,151
Lam Research Corp. (a)	307,200	12,457
MEMC Electronic Materials, Inc. (a)	1,370,000	17,769
Micron Technology, Inc. (a)	1,305,900	12,210
Xilinx, Inc.	155,000	3,996
		198,439
Software - 4.8%
BMC Software, Inc. (a)	427,400	16,822
Citrix Systems, Inc. (a)	250,000	11,750
Microsoft Corp.	5,552,300	169,567
Nuance Communications, Inc. (a)	410,000	7,491
Oracle Corp.	3,625,000	93,670
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	240,000	$ 7,169
VMware, Inc. Class A (a)	80,000	4,931
		311,400
TOTAL INFORMATION TECHNOLOGY		1,404,706
MATERIALS - 3.8%
Chemicals - 2.9%
Albemarle Corp.	580,000	26,483
Dow Chemical Co.	1,515,000	46,707
Ecolab, Inc.	525,000	25,641
FMC Corp.	435,000	27,683
Praxair, Inc.	418,800	35,083
Sigma Aldrich Corp.	340,000	20,162
The Mosaic Co.	135,000	6,904
		188,663
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	617,700	25,857
Barrick Gold Corp.	480,000	20,925
Carpenter Technology Corp.	325,000	12,763
Freeport-McMoRan Copper & Gold, Inc.	1,000	76
		59,621
TOTAL MATERIALS		248,284
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	1,000,000	26,060
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	625,000	25,506
Sprint Nextel Corp. (a)	3,385,000	14,386
		39,892
TOTAL TELECOMMUNICATION SERVICES		65,952
UTILITIES - 0.5%
Electric Utilities - 0.2%
FirstEnergy Corp.	450,000	17,042
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	520,000	$ 18,382
TOTAL UTILITIES		35,424
TOTAL COMMON STOCKS (Cost $5,344,554)		6,414,791
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.21% (b)	147,155,906	147,156
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	9,092,250	9,092
TOTAL MONEY MARKET FUNDS (Cost $156,248)		156,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,500,802)		6,571,039
NET OTHER ASSETS - 0.0%		(2,939)
NET ASSETS - 100%		$ 6,568,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,626,000 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 59
Fidelity Securities Lending Cash Central Fund	126
Total	$ 185
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 851,355	$ 842,052	$ 9,303	$ -
Consumer Staples	482,633	407,824	74,809	-
Energy	726,215	725,554	661	-
Financials	1,102,409	1,089,615	9,512	3,282
Health Care	551,946	551,157	789	-
Industrials	945,867	945,836	31	-
Information Technology	1,404,706	1,404,499	207	-
Materials	248,284	248,284	-	-
Telecommunication Services	65,952	65,952	-	-
Utilities	35,424	35,424	-	-
Money Market Funds	156,248	156,248	-	-
Total Investments in Securities:	$ 6,571,039	$ 6,472,445	$ 95,312	$ 3,282
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(42)
Cost of Purchases	3,324
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,282
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (42)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $5,564,100,000. Net unrealized appreciation aggregated $1,006,939,000, of which $1,261,263,000 related to appreciated investment securities and $254,324,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

April 30, 2010

1.815812.105

IRE-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 16.4%
CFS Retail Property Trust	2,261,446	$ 3,986,570
Charter Hall Group unit	3,751,705	2,620,338
DEXUS Property Group unit	7,021,649	5,206,437
FKP Property Group unit	2,945,752	2,302,029
Goodman Group unit	12,000,448	7,799,198
Stockland Corp. Ltd. unit	1,290,331	4,702,354
The GPT Group unit	2,719,071	1,452,499
Westfield Group unit	2,470,042	29,166,781
TOTAL AUSTRALIA		57,236,206
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC	957,000	1,321,796
Brazil - 0.2%
Iguatemi Empresa de Shopping Centers SA	53,600	896,546
Cayman Islands - 1.8%
Agile Property Holdings Ltd.	2,825,000	3,272,974
Central China Real Estate Ltd.	3,676,000	912,171
IFM Investments Ltd. ADR (a)	47,600	272,272
SOHO China Ltd.	3,163,000	1,797,498
TOTAL CAYMAN ISLANDS		6,254,915
China - 1.8%
China Resources Land Ltd.	3,387,000	6,197,609
Finland - 1.1%
Citycon Oyj	1,035,403	3,699,673
France - 7.4%
Fonciere Des Regions (d)	31,800	3,290,979
Gecina SA	24,400	2,508,870
Societe de la Tour Eiffel	23,700	1,809,374
Unibail-Rodamco	96,302	18,203,163
TOTAL FRANCE		25,812,386
Germany - 1.6%
alstria office REIT-AG	158,165	1,781,255
Deutsche Wohnen AG (a)	178,000	1,603,710
IVG Immobilien AG (a)	263,000	2,105,742
TOTAL GERMANY		5,490,707
Greece - 0.2%
Babis Vovos International Technical SA (a)	205,974	751,305
Hong Kong - 23.6%
China Overseas Land & Investment Ltd.	2,465,680	4,787,705
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	2,362,000	$ 8,496,713
Henderson Land Development Co. Ltd.	1,599,000	10,078,233
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	330,800	188,302
Hongkong Land Holdings Ltd.	1,944,000	10,283,725
Kerry Properties Ltd.	1,238,000	5,710,772
Sino-Ocean Land Holdings Ltd.	2,803,000	2,148,922
Sun Hung Kai Properties Ltd.	1,966,000	27,256,542
Wharf Holdings Ltd.	2,440,000	13,196,194
TOTAL HONG KONG		82,147,108
Italy - 0.7%
Beni Stabili SpA (d)	1,859,200	1,619,439
Immobiliare Grande Distribuzione SpA	445,700	789,049
TOTAL ITALY		2,408,488
Japan - 19.7%
Japan Retail Fund Investment Corp.	4,150	5,593,421
Kenedix Realty Investment Corp.	1,576	5,192,931
Kenedix, Inc. (a)(d)	6,696	2,359,604
Mitsubishi Estate Co. Ltd.	924,000	16,658,285
Mitsui Fudosan Co. Ltd.	627,000	11,612,201
Nomura Real Estate Holdings, Inc.	286,300	5,093,232
NTT Urban Development Co.	1,362	1,328,215
Sumitomo Realty & Development Co. Ltd.	514,000	10,547,291
Tokyo Tatemono Co. Ltd.	1,287,000	5,973,938
United Urban Investment Corp. (d)	643	4,203,151
TOTAL JAPAN		68,562,269
Mexico - 0.3%
Desarrolladora Homex SAB de CV sponsored ADR (a)	31,700	917,715
Netherlands - 1.1%
Corio NV	42,711	2,471,220
VastNed Retail NV	27,028	1,567,664
TOTAL NETHERLANDS		4,038,884
Poland - 0.5%
Globe Trade Centre SA (a)	229,800	1,823,902
Russia - 0.3%
LSR Group OJSC GDR (Reg. S) (a)	115,000	973,901
Singapore - 8.8%
Allgreen Properties Ltd.	2,108,000	1,921,579
CapitaCommercial Trust (REIT)	4,910,000	4,293,884
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaLand Ltd.	3,791,900	$ 10,242,772
City Developments Ltd.	947,000	7,275,376
Wing Tai Holdings Ltd.	2,772,000	3,640,129
Yanlord Land Group Ltd.	2,683,000	3,313,569
TOTAL SINGAPORE		30,687,309
Spain - 0.2%
Realia Business SA (a)	259,694	622,513
Sweden - 2.1%
Castellum AB	483,800	4,380,570
Klovern AB (d)	425,000	1,332,711
Wihlborgs Fastigheter AB (d)	85,500	1,726,182
TOTAL SWEDEN		7,439,463
United Kingdom - 11.0%
Big Yellow Group PLC (a)	244,600	1,208,416
British Land Co. PLC	926,138	6,575,933
Derwent London PLC	199,300	4,391,399
Great Portland Estates PLC	755,354	3,615,378
Hammerson PLC	909,299	5,307,274
Land Securities Group PLC	791,161	7,910,934
Liberty International PLC	472,000	3,519,190
Metric Property Investments PLC (a)	1,166,100	1,837,165
Songbird Estates PLC Class B (a)	349,300	900,832
St. Modwen Properties PLC (a)	1,233,100	3,255,351
TOTAL UNITED KINGDOM		38,521,872
TOTAL COMMON STOCKS (Cost $388,332,188)		345,804,567
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	1,331,911	$ 1,331,911
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,394,729	10,394,729
TOTAL MONEY MARKET FUNDS (Cost $11,726,640)		11,726,640
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $400,058,828)		357,531,207
NET OTHER ASSETS - (2.6)%		(8,973,909)
NET ASSETS - 100%		$ 348,557,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,634
Fidelity Securities Lending Cash Central Fund	70,648
Total	$ 82,282
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 82,147,108	$ -	$ 82,147,108	$ -
Japan	68,562,269	29,744,492	38,817,777	-
Australia	57,236,206	-	57,236,206	-
United Kingdom	38,521,872	-	38,521,872	-
Singapore	30,687,309	-	30,687,309	-
France	25,812,386	-	25,812,386	-
Sweden	7,439,463	-	7,439,463	-
Cayman Islands	6,254,915	272,272	5,982,643	-
China	6,197,609	-	6,197,609	-
Other	22,945,430	3,638,163	19,307,267	-
Money Market Funds	11,726,640	11,726,640	-	-
Total Investments in Securities:	$ 357,531,207	$ 45,381,567	$ 312,149,640	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $401,832,640. Net unrealized depreciation aggregated $44,301,433, of which $18,266,846 related to appreciated investment securities and $62,568,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.847932.103

AIRE-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 16.4%
CFS Retail Property Trust	2,261,446	$ 3,986,570
Charter Hall Group unit	3,751,705	2,620,338
DEXUS Property Group unit	7,021,649	5,206,437
FKP Property Group unit	2,945,752	2,302,029
Goodman Group unit	12,000,448	7,799,198
Stockland Corp. Ltd. unit	1,290,331	4,702,354
The GPT Group unit	2,719,071	1,452,499
Westfield Group unit	2,470,042	29,166,781
TOTAL AUSTRALIA		57,236,206
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC	957,000	1,321,796
Brazil - 0.2%
Iguatemi Empresa de Shopping Centers SA	53,600	896,546
Cayman Islands - 1.8%
Agile Property Holdings Ltd.	2,825,000	3,272,974
Central China Real Estate Ltd.	3,676,000	912,171
IFM Investments Ltd. ADR (a)	47,600	272,272
SOHO China Ltd.	3,163,000	1,797,498
TOTAL CAYMAN ISLANDS		6,254,915
China - 1.8%
China Resources Land Ltd.	3,387,000	6,197,609
Finland - 1.1%
Citycon Oyj	1,035,403	3,699,673
France - 7.4%
Fonciere Des Regions (d)	31,800	3,290,979
Gecina SA	24,400	2,508,870
Societe de la Tour Eiffel	23,700	1,809,374
Unibail-Rodamco	96,302	18,203,163
TOTAL FRANCE		25,812,386
Germany - 1.6%
alstria office REIT-AG	158,165	1,781,255
Deutsche Wohnen AG (a)	178,000	1,603,710
IVG Immobilien AG (a)	263,000	2,105,742
TOTAL GERMANY		5,490,707
Greece - 0.2%
Babis Vovos International Technical SA (a)	205,974	751,305
Hong Kong - 23.6%
China Overseas Land & Investment Ltd.	2,465,680	4,787,705
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	2,362,000	$ 8,496,713
Henderson Land Development Co. Ltd.	1,599,000	10,078,233
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	330,800	188,302
Hongkong Land Holdings Ltd.	1,944,000	10,283,725
Kerry Properties Ltd.	1,238,000	5,710,772
Sino-Ocean Land Holdings Ltd.	2,803,000	2,148,922
Sun Hung Kai Properties Ltd.	1,966,000	27,256,542
Wharf Holdings Ltd.	2,440,000	13,196,194
TOTAL HONG KONG		82,147,108
Italy - 0.7%
Beni Stabili SpA (d)	1,859,200	1,619,439
Immobiliare Grande Distribuzione SpA	445,700	789,049
TOTAL ITALY		2,408,488
Japan - 19.7%
Japan Retail Fund Investment Corp.	4,150	5,593,421
Kenedix Realty Investment Corp.	1,576	5,192,931
Kenedix, Inc. (a)(d)	6,696	2,359,604
Mitsubishi Estate Co. Ltd.	924,000	16,658,285
Mitsui Fudosan Co. Ltd.	627,000	11,612,201
Nomura Real Estate Holdings, Inc.	286,300	5,093,232
NTT Urban Development Co.	1,362	1,328,215
Sumitomo Realty & Development Co. Ltd.	514,000	10,547,291
Tokyo Tatemono Co. Ltd.	1,287,000	5,973,938
United Urban Investment Corp. (d)	643	4,203,151
TOTAL JAPAN		68,562,269
Mexico - 0.3%
Desarrolladora Homex SAB de CV sponsored ADR (a)	31,700	917,715
Netherlands - 1.1%
Corio NV	42,711	2,471,220
VastNed Retail NV	27,028	1,567,664
TOTAL NETHERLANDS		4,038,884
Poland - 0.5%
Globe Trade Centre SA (a)	229,800	1,823,902
Russia - 0.3%
LSR Group OJSC GDR (Reg. S) (a)	115,000	973,901
Singapore - 8.8%
Allgreen Properties Ltd.	2,108,000	1,921,579
CapitaCommercial Trust (REIT)	4,910,000	4,293,884
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaLand Ltd.	3,791,900	$ 10,242,772
City Developments Ltd.	947,000	7,275,376
Wing Tai Holdings Ltd.	2,772,000	3,640,129
Yanlord Land Group Ltd.	2,683,000	3,313,569
TOTAL SINGAPORE		30,687,309
Spain - 0.2%
Realia Business SA (a)	259,694	622,513
Sweden - 2.1%
Castellum AB	483,800	4,380,570
Klovern AB (d)	425,000	1,332,711
Wihlborgs Fastigheter AB (d)	85,500	1,726,182
TOTAL SWEDEN		7,439,463
United Kingdom - 11.0%
Big Yellow Group PLC (a)	244,600	1,208,416
British Land Co. PLC	926,138	6,575,933
Derwent London PLC	199,300	4,391,399
Great Portland Estates PLC	755,354	3,615,378
Hammerson PLC	909,299	5,307,274
Land Securities Group PLC	791,161	7,910,934
Liberty International PLC	472,000	3,519,190
Metric Property Investments PLC (a)	1,166,100	1,837,165
Songbird Estates PLC Class B (a)	349,300	900,832
St. Modwen Properties PLC (a)	1,233,100	3,255,351
TOTAL UNITED KINGDOM		38,521,872
TOTAL COMMON STOCKS (Cost $388,332,188)		345,804,567
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	1,331,911	$ 1,331,911
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	10,394,729	10,394,729
TOTAL MONEY MARKET FUNDS (Cost $11,726,640)		11,726,640
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $400,058,828)		357,531,207
NET OTHER ASSETS - (2.6)%		(8,973,909)
NET ASSETS - 100%		$ 348,557,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,634
Fidelity Securities Lending Cash Central Fund	70,648
Total	$ 82,282
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 82,147,108	$ -	$ 82,147,108	$ -
Japan	68,562,269	29,744,492	38,817,777	-
Australia	57,236,206	-	57,236,206	-
United Kingdom	38,521,872	-	38,521,872	-
Singapore	30,687,309	-	30,687,309	-
France	25,812,386	-	25,812,386	-
Sweden	7,439,463	-	7,439,463	-
Cayman Islands	6,254,915	272,272	5,982,643	-
China	6,197,609	-	6,197,609	-
Other	22,945,430	3,638,163	19,307,267	-
Money Market Funds	11,726,640	11,726,640	-	-
Total Investments in Securities:	$ 357,531,207	$ 45,381,567	$ 312,149,640	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $401,832,640. Net unrealized depreciation aggregated $44,301,433, of which $18,266,846 related to appreciated investment securities and $62,568,279 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund
Leveraged Company Stock
Class K

April 30, 2010

1.800341.106

LSF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.8%
Exide Technologies (a)	545,634	$ 3,241
Johnson Controls, Inc.	548,300	18,417
The Goodyear Tire & Rubber Co. (a)	564,063	7,575
TRW Automotive Holdings Corp. (a)	430,300	13,860
		43,093
Automobiles - 0.3%
Daimler AG	209,400	10,667
Toyota Motor Corp. sponsored ADR	89,500	6,900
		17,567
Diversified Consumer Services - 3.5%
Brinks Home Security Holdings, Inc. (a)	244,500	10,254
Carriage Services, Inc. (a)	266,200	1,323
Service Corp. International (f)	17,656,093	158,552
Stewart Enterprises, Inc. Class A	1,515,242	10,273
		180,402
Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc. (a)	198,560	9,158
Biglari Holdings, Inc. (a)	32,970	12,900
Burger King Holdings, Inc.	108,900	2,298
Domino's Pizza, Inc. (a)	726,595	11,197
Las Vegas Sands Corp. (a)(e)	632,311	15,719
O'Charleys, Inc. (a)	207,849	1,985
Penn National Gaming, Inc. (a)	537,836	16,651
Wendy's/Arby's Group, Inc.	546,800	2,904
		72,812
Household Durables - 3.1%
Harman International Industries, Inc. (a)	1,263,506	49,883
Lennar Corp. Class A	983,400	19,570
Newell Rubbermaid, Inc.	3,304,500	56,408
Stanley Black & Decker, Inc.	531,917	33,059
		158,920
Leisure Equipment & Products - 0.5%
Callaway Golf Co. (e)	2,514,010	23,607
Media - 2.5%
Belo Corp. Series A	163,800	1,420
Cablevision Systems Corp. - NY Group Class A	541,324	14,854
Cinemark Holdings, Inc.	1,554,497	28,385
Comcast Corp. Class A	3,153,000	62,240
Gray Television, Inc. (a)(f)	2,401,344	9,005
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	267,957	$ 1,937
Madison Square Garden, Inc. Class A (a)	135,331	2,808
Nexstar Broadcasting Group, Inc. Class A (a)(f)	1,130,500	7,552
The McClatchy Co. Class A (e)	215,505	1,175
		129,376
Specialty Retail - 1.2%
Asbury Automotive Group, Inc. (a)	385,122	5,989
Charming Shoppes, Inc. (a)	3,156,268	17,833
GameStop Corp. Class A (a)(e)	656,695	15,964
Gap, Inc.	204,000	5,045
Sally Beauty Holdings, Inc. (a)	300,000	2,865
The Pep Boys - Manny, Moe & Jack	980,271	12,283
		59,979
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	314,020	13,110
Deckers Outdoor Corp. (a)	163,915	23,043
Hanesbrands, Inc. (a)	501,700	14,283
Phillips-Van Heusen Corp.	451,241	28,433
		78,869
TOTAL CONSUMER DISCRETIONARY		764,625
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.3%
Rite Aid Corp. (a)(e)	16,497,982	24,417
Safeway, Inc.	464,300	10,957
SUPERVALU, Inc.	592,800	8,833
Whole Foods Market, Inc. (a)(e)	602,067	23,493
		67,700
Food Products - 1.0%
Corn Products International, Inc.	281,534	10,135
Darling International, Inc. (a)	2,498,930	23,715
Dean Foods Co. (a)	569,900	8,947
Smithfield Foods, Inc. (a)	559,606	10,487
		53,284
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	9,693
TOTAL CONSUMER STAPLES		130,677
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	218,000	$ 10,848
Ensco International Ltd. ADR	110,000	5,190
Exterran Holdings, Inc. (a)(e)	1,355,008	39,498
Hercules Offshore, Inc. (a)	1,493,431	5,914
Noble Corp.	524,700	20,720
Oil States International, Inc. (a)	270,700	13,078
Parker Drilling Co. (a)	1,200,000	6,636
Pride International, Inc. (a)	346,100	10,497
Rowan Companies, Inc. (a)	321,100	9,569
Schlumberger Ltd.	109,400	7,813
Seahawk Drilling, Inc. (a)	23,073	384
		130,147
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	469,638	22,111
Arch Coal, Inc.	688,255	18,583
Atlas Pipeline Partners, LP	163,890	2,365
ConocoPhillips	231,500	13,702
CONSOL Energy, Inc.	327,200	14,619
El Paso Corp.	10,450,276	126,448
Forest Oil Corp. (a)	1,730,645	50,708
Frontier Oil Corp.	1,972,600	29,984
International Coal Group, Inc. (a)	1,365,400	7,196
Nexen, Inc.	188,000	4,570
Overseas Shipholding Group, Inc.	1,059,692	53,048
Paladin Energy Ltd. (a)	2,042,400	7,436
Peabody Energy Corp.	2,281,118	106,574
Plains Exploration & Production Co. (a)	360,660	10,571
		467,915
TOTAL ENERGY		598,062
FINANCIALS - 12.3%
Capital Markets - 0.3%
Morgan Stanley	548,900	16,588
Commercial Banks - 8.4%
Huntington Bancshares, Inc.	11,032,080	74,687
KeyCorp	11,866,668	107,037
PNC Financial Services Group, Inc.	1,447,726	97,302
Regions Financial Corp.	2,011,695	17,783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	2,549,800	$ 75,474
Wells Fargo & Co.	1,871,088	61,952
		434,235
Diversified Financial Services - 2.2%
Bank of America Corp.	5,742,000	102,380
CIT Group, Inc. (a)	72,485	2,943
Citigroup, Inc. (a)	1,638,400	7,160
		112,483
Insurance - 0.6%
Assured Guaranty Ltd.	870,995	18,770
Lincoln National Corp.	435,700	13,328
		32,098
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. (a)	1,085,852	8,806
Host Hotels & Resorts, Inc.	1,016,122	16,522
		25,328
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	851,444	11,835
Washington Mutual, Inc. (a)	5,352,200	899
		12,734
TOTAL FINANCIALS		633,466
HEALTH CARE - 6.4%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	631
Health Care Equipment & Supplies - 1.3%
Beckman Coulter, Inc.	115,000	7,176
Boston Scientific Corp. (a)	564,900	3,887
Hospira, Inc. (a)	631,458	33,966
Inverness Medical Innovations, Inc. (a)	518,708	20,634
		65,663
Health Care Providers & Services - 4.5%
Community Health Systems, Inc. (a)	611,876	25,001
DaVita, Inc. (a)	503,747	31,449
Henry Schein, Inc. (a)	54,400	3,290
Laboratory Corp. of America Holdings (a)	54,600	4,290
RehabCare Group, Inc. (a)	230,000	6,560
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Rural/Metro Corp. (a)	834,200	$ 5,881
Sun Healthcare Group, Inc. (a)	1,642,522	14,684
Tenet Healthcare Corp. (a)	22,373,365	139,834
		230,989
Health Care Technology - 0.5%
Cerner Corp. (a)	276,209	23,453
Pharmaceuticals - 0.1%
Allergan, Inc.	109,700	6,987
TOTAL HEALTH CARE		327,723
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	85,370	6,416
Teledyne Technologies, Inc. (a)	340,694	14,854
		21,270
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	1,004
Airlines - 2.1%
AirTran Holdings, Inc. (a)	1,779,700	9,397
AMR Corp. (a)	670,630	4,949
Delta Air Lines, Inc. (a)	5,963,193	72,035
UAL Corp. (a)	280,400	6,051
US Airways Group, Inc. (a)	2,034,580	14,384
		106,816
Building Products - 4.0%
Armstrong World Industries, Inc. (a)	1,161,830	50,598
Masco Corp.	2,733,379	44,363
Owens Corning (a)	3,157,308	109,811
Owens Corning warrants 10/31/13 (a)	406,600	1,931
		206,703
Commercial Services & Supplies - 3.5%
ACCO Brands Corp. (a)	710,554	6,487
Cenveo, Inc. (a)(f)	3,858,300	33,066
Deluxe Corp.	1,749,127	36,679
R.R. Donnelley & Sons Co.	450,900	9,690
Republic Services, Inc.	1,928,875	59,853
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	464,740	$ 12,376
Waste Management, Inc.	599,400	20,787
		178,938
Construction & Engineering - 0.3%
Fluor Corp.	297,100	15,699
Great Lakes Dredge & Dock Corp.	429,400	2,327
		18,026
Electrical Equipment - 1.9%
Baldor Electric Co.	404,900	15,552
Belden, Inc.	1,270,366	34,884
EnerSys (a)	198,902	5,148
General Cable Corp. (a)	441,500	12,614
Harbin Electric, Inc. (a)(e)	548,369	12,015
JA Solar Holdings Co. Ltd. ADR (a)	839,500	5,129
Polypore International, Inc. (a)	548,400	9,712
SunPower Corp. Class B (a)	178,606	2,686
		97,740
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	4,147
General Electric Co.	1,103,883	20,819
Textron, Inc.	550,200	12,567
		37,533
Machinery - 2.8%
Accuride Corp. (a)	57,374	79
Accuride Corp. warrants 2/26/12 (a)	778,347	179
Badger Meter, Inc.	228,561	9,453
Cummins, Inc.	357,200	25,801
Ingersoll-Rand Co. Ltd.	1,063,600	39,332
Middleby Corp. (a)(e)	500,161	30,570
Mueller Water Products, Inc. Class A	1,202,599	6,735
Navistar International Corp. (a)	169,800	8,208
Thermadyne Holdings Corp. (a)	64,900	712
Timken Co.	464,948	16,357
WABCO Holdings, Inc. (a)	211,533	7,021
		144,447
Marine - 0.6%
Diana Shipping, Inc. (a)	277,900	4,257
Genco Shipping & Trading Ltd. (a)(e)	380,323	8,808
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - continued
Navios Maritime Holdings, Inc.	2,162,794	$ 15,010
OceanFreight, Inc. (a)	740,600	548
		28,623
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	830,314	12,554
CSX Corp.	109,400	6,132
Hertz Global Holdings, Inc. (a)(e)	2,598,600	37,576
		56,262
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	12,900	152
Houston Wire & Cable Co. (e)	656,176	8,629
		8,781
TOTAL INDUSTRIALS		906,143
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.3%
CommScope, Inc. (a)	459,254	14,962
Electronic Equipment & Components - 2.8%
Avnet, Inc. (a)	328,000	10,486
Bell Microproducts, Inc. (a)	623,761	4,366
DDi Corp. (a)	295,899	2,533
Flextronics International Ltd. (a)	13,661,463	105,876
TTM Technologies, Inc. (a)	1,402,619	15,232
Viasystems Group, Inc. (a)	290,108	6,237
		144,730
Internet Software & Services - 0.2%
NetEase.com, Inc. sponsored ADR (a)	191,500	6,678
VeriSign, Inc. (a)	194,300	5,299
		11,977
IT Services - 1.2%
Alliance Data Systems Corp. (a)(e)	605,827	45,473
CACI International, Inc. Class A (a)	248,000	11,763
Cognizant Technology Solutions Corp. Class A (a)	56,200	2,876
		60,112
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc. (a)(e)	5,242,218	39,526
Cypress Semiconductor Corp. (a)	651,200	8,394
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Fairchild Semiconductor International, Inc. (a)	548,500	$ 6,154
Intel Corp.	693,100	15,823
Micron Technology, Inc. (a)	1,645,200	15,383
ON Semiconductor Corp. (a)(f)	23,079,802	183,252
		268,532
Software - 0.1%
Nuance Communications, Inc. (a)	163,600	2,989
TOTAL INFORMATION TECHNOLOGY		503,302
MATERIALS - 10.9%
Chemicals - 8.6%
Albemarle Corp.	1,163,406	53,121
Arch Chemicals, Inc.	344,342	11,711
Celanese Corp. Class A	4,043,435	129,349
Dow Chemical Co.	1,284,894	39,613
Ferro Corp. (a)	722,400	7,889
FMC Corp.	178,600	11,366
Georgia Gulf Corp. (a)	173,861	3,482
H.B. Fuller Co.	1,582,241	37,104
Lyondell Chemical Co.:
Class A, (a)(h)	109,430	2,462
Class B, (a)(h)	1,321,934	29,744
LyondellBasell Industries AF SCA Class A	1,381,736	30,813
Nalco Holding Co.	894,300	22,116
Phosphate Holdings, Inc. (a)	307,500	3,213
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	716,300	12,607
W.R. Grace & Co. (a)	1,601,519	46,268
		440,858
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	421,000	14,920
Rock-Tenn Co. Class A	355,202	18,328
		33,248
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	526,100	22,023
Compass Minerals International, Inc.	258,500	19,468
Ormet Corp. (a)	330,000	1,485
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)(i)	1,075,000	$ 4,838
Teck Resources Ltd. Class B (sub. vtg.)	417,300	16,393
		64,207
Paper & Forest Products - 0.5%
Domtar Corp. (a)	203,041	14,383
Neenah Paper, Inc.	518,300	9,070
		23,453
TOTAL MATERIALS		561,766
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	2,000,000	3,120
PAETEC Holding Corp. (a)	2,980,233	14,842
Qwest Communications International, Inc.	4,637,500	24,254
tw telecom, inc. (a)	332,497	5,918
		48,134
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. (a)	1,036,011	39,213
Sprint Nextel Corp. (a)	5,692,987	24,195
Syniverse Holdings, Inc. (a)	2,244,438	45,068
		108,476
TOTAL TELECOMMUNICATION SERVICES		156,610
UTILITIES - 3.6%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	15,607
Independent Power Producers & Energy Traders - 3.3%
AES Corp.	10,901,923	125,808
Calpine Corp. (a)	2,479,900	33,801
NRG Energy, Inc. (a)	454,528	10,986
		170,595
TOTAL UTILITIES		186,202
TOTAL COMMON STOCKS (Cost $4,279,633)		4,768,576
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp. 4.99%	11,200	$ 11,761
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,671
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
GMAC, Inc. 7.00% (g)	944	795
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,466
TOTAL PREFERRED STOCKS (Cost $16,979)		16,227
Nonconvertible Bonds - 1.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	1,092
7.125% 7/15/13 (d)	8,320	3,058
7.2% 1/15/11 (d)	22,980	8,503
8.25% 7/15/23 (d)	25,035	9,263
8.375% 7/15/33 (d)	50,210	19,205
8.8% 3/1/21 (d)	10,765	3,848
		44,969
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	606
7.75% 8/15/16 (d)	9,380	481
		1,087
TOTAL CONSUMER DISCRETIONARY		46,056
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Consumer Finance - 0.3%
GMAC LLC 8% 12/31/18	$ 13,924	$ 13,820
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	41
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		94
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV:
7.875% 10/15/14	4,362	4,297
10% 7/15/13 (g)	1,655	1,754
		6,051
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	12,876
6.9% 5/1/19	10,410	9,850
		22,726
TOTAL NONCONVERTIBLE BONDS (Cost $51,115)		88,747
Floating Rate Loans - 1.2%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	10,870	9,865
INDUSTRIALS - 0.5%
Airlines - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (h)	17,163	16,091
US Airways Group, Inc. term loan 2.8128% 3/23/14 (h)	9,987	8,265
		24,356
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (h)	$ 18,213	$ 17,507
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 3/31/15 (d)(h)	8,250	6,827
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7517% 10/10/14 (h)	5,721	4,677
TOTAL FLOATING RATE LOANS (Cost $55,490)		63,232
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $519)	64,750,000	1,295
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.21% (b)	276,404,519	276,405
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	155,571,298	155,571
TOTAL MONEY MARKET FUNDS (Cost $431,976)		431,976
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $4,835,712)		5,370,053
NET OTHER ASSETS - (4.1)%		(212,502)
NET ASSETS - 100%		$ 5,157,551
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,590,000 or 0.1% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,838,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 291
Fidelity Securities Lending Cash Central Fund	226
Total	$ 517
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 18,636	$ -	$ -	$ -	$ 33,066
Gray Television, Inc.	978	954	-	-	9,005
Merix Corp.	2,766	-	-	-	-
Nexstar Broadcasting Group, Inc. Class A	904	-	-	-	7,552
ON Semiconductor Corp.	168,477	-	-	-	183,252
Service Corp. International	110,637	3,332	2,630	2,125	158,552
Tenet Healthcare Corp.	103,351	2,090	24,404	-	-
Total	$ 405,749	$ 6,376	$ 27,034	$ 2,125	$ 391,427
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 764,625	$ 764,625	$ -	$ -
Consumer Staples	134,348	130,677	-	3,671
Energy	609,823	590,626	19,197	-
Financials	634,261	633,466	795	-
Health Care	327,723	327,723	-	-
Industrials	906,143	906,143	-	-
Information Technology	503,302	503,302	-	-
Materials	561,766	526,078	35,688	-
Telecommunication Services	156,610	156,610	-	-
Utilities	186,202	186,202	-	-
Corporate Bonds	88,747	-	88,653	94
Floating Rate Loans	63,232	-	63,232	-
Other	1,295	-	-	1,295
Money Market Funds	431,976	431,976	-	-
Total Investments in Securities:	$ 5,370,053	$ 5,157,428	$ 207,565	$ 5,060
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,534
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	809
Cost of Purchases	3,671
Proceeds of Sales	(1,401)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(553)
Ending Balance	$ 5,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 809

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $4,881,065,000. Net unrealized appreciation aggregated $488,988,000, of which $1,166,476,000 related to appreciated investment securities and $677,488,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio -
OTC
Class K

April 30, 2010

1.800345.106

OTC-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 1.2%
Coinstar, Inc. (a)(d)	264,600	$ 11,738
Strayer Education, Inc. (d)	289,403	70,360
		82,098
Hotels, Restaurants & Leisure - 1.7%
Ameristar Casinos, Inc.	231,700	4,363
BJ's Restaurants, Inc. (a)	569,500	13,742
Starbucks Corp.	2,743,800	71,284
Starwood Hotels & Resorts Worldwide, Inc.	247,300	13,480
Wyndham Worldwide Corp.	413,600	11,089
		113,958
Household Durables - 0.9%
iRobot Corp. (a)(d)(e)	1,688,286	34,070
Lennar Corp. Class A	231,900	4,615
Pulte Group, Inc. (a)	737,800	9,658
Techtronic Industries Co. Ltd.	15,937,000	16,560
		64,903
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	1,063,600	145,777
Netflix, Inc. (a)(d)	250,500	24,742
		170,519
Media - 3.2%
Comcast Corp. Class A	5,175,600	102,166
DIRECTV (a)	2,001,000	72,496
Discovery Communications, Inc. (a)	496,200	19,203
Liberty Global, Inc. Class A (a)(d)	793,700	21,755
		215,620
Specialty Retail - 2.2%
Citi Trends, Inc. (a)	692,537	23,228
Coldwater Creek, Inc. (a)	1,857,100	13,148
O'Reilly Automotive, Inc. (a)	1,318,900	64,481
Staples, Inc.	1,323,000	31,130
Urban Outfitters, Inc. (a)	517,100	19,396
		151,383
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc. (a)(d)	1,006,173	$ 37,852
Polo Ralph Lauren Corp. Class A	450,500	40,500
		78,352
TOTAL CONSUMER DISCRETIONARY		876,833
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	308,600	18,232
Whole Foods Market, Inc. (a)	844,400	32,948
		51,180
Household Products - 0.1%
Energizer Holdings, Inc. (a)	101,300	6,189
TOTAL CONSUMER STAPLES		57,369
ENERGY - 2.5%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	1,229,000	61,155
ION Geophysical Corp. (a)	1,818,600	10,930
Schlumberger Ltd.	503,300	35,946
Weatherford International Ltd. (a)	2,471,000	44,750
		152,781
Oil, Gas & Consumable Fuels - 0.3%
Massey Energy Co.	273,400	10,015
Southwestern Energy Co. (a)	252,300	10,011
		20,026
TOTAL ENERGY		172,807
FINANCIALS - 6.3%
Capital Markets - 0.2%
Northern Trust Corp.	308,400	16,956
Commercial Banks - 3.5%
Associated Banc-Corp.	1,413,800	20,543
BB&T Corp.	589,000	19,578
Comerica, Inc.	445,500	18,711
CVB Financial Corp. (d)	734,600	8,088
FirstMerit Corp.	1,190,100	27,967
Huntington Bancshares, Inc.	2,402,400	16,264
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
National Penn Bancshares, Inc.	1,039,398	$ 7,608
PrivateBancorp, Inc.	726,800	10,408
Regions Financial Corp.	2,494,100	22,048
Sumitomo Mitsui Financial Group, Inc. ADR	2,023,700	6,496
SunTrust Banks, Inc.	909,900	26,933
SVB Financial Group (a)	392,600	19,328
Wells Fargo & Co.	1,101,400	36,467
		240,439
Diversified Financial Services - 1.0%
Bank of America Corp.	519,000	9,254
CME Group, Inc.	116,800	38,358
JPMorgan Chase & Co.	378,800	16,129
NBH Holdings Corp. Class A (a)(f)	110,800	2,188
		65,929
Insurance - 0.8%
CNinsure, Inc. ADR (d)	308,400	8,555
Genworth Financial, Inc. Class A (a)	1,000,000	16,520
MBIA, Inc. (a)(d)	2,103,000	20,147
Protective Life Corp.	284,700	6,853
		52,075
Thrifts & Mortgage Finance - 0.8%
First Niagara Financial Group, Inc.	1,663,100	23,117
The PMI Group, Inc. (a)	749,300	3,904
Washington Federal, Inc.	1,242,470	25,558
		52,579
TOTAL FINANCIALS		427,978
HEALTH CARE - 15.8%
Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (a)	829,660	45,532
Allos Therapeutics, Inc. (a)(d)	684,200	5,405
Alnylam Pharmaceuticals, Inc. (a)	574,300	9,740
Amgen, Inc. (a)	2,256,500	129,433
Amylin Pharmaceuticals, Inc. (a)	1,544,809	31,885
ARIAD Pharmaceuticals, Inc. (a)	2,725,900	9,595
BioMarin Pharmaceutical, Inc. (a)	346,400	8,095
Cephalon, Inc. (a)	686,800	44,093
Cepheid, Inc. (a)	678,900	13,571
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Dendreon Corp. (a)(d)	1,353,100	$ 73,365
Genzyme Corp. (a)	1,023,300	54,480
Human Genome Sciences, Inc. (a)(d)	2,523,612	69,879
ImmunoGen, Inc. (a)(d)	297,309	2,946
Inhibitex, Inc. (a)(d)	1,624,455	3,996
InterMune, Inc. (a)	656,637	27,946
Isis Pharmaceuticals, Inc. (a)	1,523,949	16,382
NPS Pharmaceuticals, Inc. (a)	911,500	6,353
OREXIGEN Therapeutics, Inc. (a)(d)	2,235,084	15,154
Pharmasset, Inc. (a)	179,000	5,800
Rigel Pharmaceuticals, Inc. (a)	833,284	6,475
Seattle Genetics, Inc. (a)	1,465,403	18,464
Targacept, Inc. (a)	226,549	5,392
Vertex Pharmaceuticals, Inc. (a)	506,788	19,648
		623,629
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)(d)(e)	2,164,172	20,863
AGA Medical Holdings, Inc.	335,400	5,393
Alphatec Holdings, Inc. (a)(e)	5,168,467	34,525
Elekta AB (B Shares)	347,500	9,026
Intuitive Surgical, Inc. (a)	23,900	8,617
Mako Surgical Corp. (a)(d)	1,181,663	16,579
NuVasive, Inc. (a)	599,700	24,948
Thoratec Corp. (a)(d)	1,920,415	85,631
		205,582
Health Care Providers & Services - 0.4%
Express Scripts, Inc. (a)	279,010	27,937
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	481,800	13,982
SXC Health Solutions Corp. (a)	333,300	23,166
		37,148
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)(d)	1,177,192	49,289
Illumina, Inc.:
warrants 11/20/10 (a)(g)	354,776	4,918
warrants 1/19/11 (a)(g)	452,917	6,309
QIAGEN NV (a)	1,309,600	29,924
		90,440
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Elan Corp. PLC sponsored ADR (a)	2,013,451	$ 13,530
Shire PLC sponsored ADR	142,200	9,362
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,221,773	71,755
		94,647
TOTAL HEALTH CARE		1,079,383
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.8%
AeroVironment, Inc. (a)(d)(e)	1,745,205	45,689
BE Aerospace, Inc. (a)	386,200	11,474
		57,163
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	616,100	37,151
Airlines - 0.9%
Continental Airlines, Inc. Class B (a)	1,010,084	22,575
UAL Corp. (a)(d)	1,923,800	41,516
		64,091
Construction & Engineering - 0.8%
Fluor Corp.	1,000,300	52,856
Electrical Equipment - 0.8%
First Solar, Inc. (a)(d)	235,036	33,739
Fushi Copperweld, Inc. (a)	916,200	10,133
Saft Groupe SA	135,900	4,937
SunPower Corp. Class A (a)(d)	196,189	3,247
		52,056
Machinery - 0.5%
Altra Holdings, Inc. (a)	438,800	6,652
PACCAR, Inc.	528,299	24,576
		31,228
Road & Rail - 0.3%
CSX Corp.	269,000	15,077
Saia, Inc. (a)	300,000	4,971
		20,048
Trading Companies & Distributors - 0.3%
DXP Enterprises, Inc. (a)	312,715	5,188
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Interline Brands, Inc. (a)	409,400	$ 8,520
Rush Enterprises, Inc. Class A (a)	258,100	4,186
		17,894
TOTAL INDUSTRIALS		332,487
INFORMATION TECHNOLOGY - 52.0%
Communications Equipment - 8.2%
Cisco Systems, Inc. (a)	6,401,200	172,320
Juniper Networks, Inc. (a)	233,100	6,622
Palm, Inc. (a)(d)	4,206,887	24,400
QUALCOMM, Inc.	3,333,800	129,151
Research In Motion Ltd. (a)	2,562,200	182,403
Riverbed Technology, Inc. (a)	905,400	28,058
ViaSat, Inc. (a)	565,700	20,054
		563,008
Computers & Peripherals - 9.1%
Apple, Inc. (a)	2,102,800	549,088
Hewlett-Packard Co.	132,100	6,865
Isilon Systems, Inc. (a)	1,509,727	19,596
SanDisk Corp. (a)	740,850	29,553
Seagate Technology (a)	980,300	18,008
		623,110
Electronic Equipment & Components - 0.8%
BYD Co. Ltd. (H Shares) (a)(d)	790,000	7,014
FLIR Systems, Inc. (a)	1,533,600	46,913
Prime View International Co. Ltd. sponsored GDR (a)(f)	44,300	867
		54,794
Internet Software & Services - 6.5%
Baidu.com, Inc. sponsored ADR (a)	14,000	9,650
eBay, Inc. (a)	4,730,100	112,624
Google, Inc. Class A (a)	486,940	255,858
Monster Worldwide, Inc. (a)	243,500	4,244
OpenTable, Inc.	143,100	5,561
QuinStreet, Inc.	477,700	8,068
Rackspace Hosting, Inc. (a)	1,476,500	26,503
VistaPrint Ltd. (a)	381,300	19,667
		442,175
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	600,045	$ 30,710
Echo Global Logistics, Inc. (d)	242,900	3,277
Fiserv, Inc. (a)	383,200	19,578
Genpact Ltd. (a)	264,500	4,465
RightNow Technologies, Inc. (a)	95,326	1,563
		59,593
Semiconductors & Semiconductor Equipment - 9.5%
Amkor Technology, Inc. (a)(d)	1,774,727	13,381
ASML Holding NV (NY Shares)	1,554,100	50,757
Avago Technologies Ltd.	1,180,592	24,226
Cree, Inc. (a)	227,600	16,663
Cymer, Inc. (a)	497,242	16,981
Cypress Semiconductor Corp. (a)	821,550	10,590
Intel Corp.	4,663,200	106,461
Lam Research Corp. (a)	1,180,500	47,869
Marvell Technology Group Ltd. (a)	2,241,300	46,283
Mellanox Technologies Ltd. (a)	1,009,751	25,042
Micron Technology, Inc. (a)	1,668,900	15,604
Monolithic Power Systems, Inc. (a)	1,050,000	25,883
NVIDIA Corp. (a)	11,793,200	185,389
Standard Microsystems Corp. (a)	444,600	11,417
Varian Semiconductor Equipment Associates, Inc. (a)	627,049	20,655
Volterra Semiconductor Corp. (a)(e)	1,322,300	31,682
		648,883
Software - 17.0%
Adobe Systems, Inc. (a)	3,596,500	120,806
ArcSight, Inc. (a)	497,712	11,313
Ariba, Inc. (a)	1,260,396	17,986
Blackboard, Inc. (a)(d)	687,473	29,252
BMC Software, Inc. (a)	169,900	6,687
Check Point Software Technologies Ltd. (a)	1,840,400	65,555
DemandTec, Inc. (a)(d)	972,150	6,572
Gameloft (a)(e)	7,204,888	38,123
Informatica Corp. (a)	554,200	13,861
Microsoft Corp.	17,030,900	520,124
NCsoft Corp.	49,662	7,383
Nuance Communications, Inc. (a)	303,000	5,536
Oracle Corp.	5,380,700	139,037
Perfect World Co. Ltd. sponsored ADR Class B (a)(d)	3,260,621	109,133
SuccessFactors, Inc. (a)	644,629	13,492
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	876,841	$ 22,780
TiVo, Inc. (a)	1,511,175	26,476
VMware, Inc. Class A (a)	214,000	13,191
		1,167,307
TOTAL INFORMATION TECHNOLOGY		3,558,870
MATERIALS - 0.9%
Chemicals - 0.9%
Celanese Corp. Class A	195,800	6,264
CF Industries Holdings, Inc.	197,400	16,516
Dow Chemical Co.	1,094,200	33,734
Solutia, Inc. (a)	379,689	6,683
		63,197
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.6%
Cbeyond, Inc. (a)(d)	577,890	8,888
Global Crossing Ltd. (a)	2,424,375	36,002
		44,890
Wireless Telecommunication Services - 3.2%
Clearwire Corp.:
rights 6/21/10 (a)(d)	3,206,700	705
Class A (a)(d)	3,206,700	24,756
MetroPCS Communications, Inc. (a)	760,900	5,806
Sprint Nextel Corp. (a)	43,946,256	186,772
		218,039
TOTAL TELECOMMUNICATION SERVICES		262,929
TOTAL COMMON STOCKS (Cost $6,075,522)		6,831,853
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
Popular, Inc. Series D (a) (Cost $11,730)	469,200	15,348
Money Market Funds - 3.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.21% (b)	11,849,646	$ 11,850
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	220,553,353	220,553
TOTAL MONEY MARKET FUNDS (Cost $232,403)		232,403
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $6,319,655)		7,079,604
NET OTHER ASSETS - (3.4)%		(234,224)
NET ASSETS - 100%		$ 6,845,380
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,055,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,227,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/20/10	11/21/05	$ -
Illumina, Inc. warrants 1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	1,217
Total	$ 1,249
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Abiomed, Inc.	$ 7,555	$ 11,469	$ 3,222	$ -	$ 20,863
AeroVironment, Inc.	-	34,578	2,771	-	45,689
Alphatec Holdings, Inc.	-	28,809	108	-	34,525
Citi Trends, Inc.	18,823	15,921	14,626	-	-
Gameloft	23,134	7,714	953	-	38,123
iRobot Corp.	-	22,455	1,013	-	34,070
Volterra Semiconductor Corp.	20,371	1,413	-	-	31,682
Total	$ 69,883	$ 122,359	$ 22,693	$ -	$ 204,952
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 876,833	$ 860,273	$ 16,560	$ -
Consumer Staples	57,369	57,369	-	-
Energy	172,807	172,807	-	-
Financials	443,326	441,138	-	2,188
Health Care	1,079,383	1,059,130	20,253	-
Industrials	332,487	327,550	4,937	-
Information Technology	3,558,870	3,506,350	52,520	-
Materials	63,197	63,197	-	-
Telecommunication Services	262,929	262,929	-	-
Money Market Funds	232,403	232,403	-	-
Total Investments in Securities:	$ 7,079,604	$ 6,983,146	$ 94,270	$ 2,188
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(24)
Total Unrealized Gain (Loss)	(28)
Cost of Purchases	2,834
Proceeds of Sales	(594)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,188
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (28)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $6,372,215,000. Net unrealized appreciation aggregated $707,389,000, of which $1,055,528,000 related to appreciated investment securities and $348,139,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

April 30, 2010

1.800347.106

REI-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	60,900	$ 3,319,659
Household Durables - 0.4%
Stanley Martin Communities LLC Class B (a)	4,620	3,446,520
TOTAL CONSUMER DISCRETIONARY		6,766,179
FINANCIALS - 18.9%
Capital Markets - 0.1%
HFF, Inc. (a)	116,509	1,027,609
Real Estate Investment Trusts - 18.8%
Acadia Realty Trust (SBI)	690,249	13,169,951
Alexandria Real Estate Equities, Inc.	24,900	1,763,169
AMB Property Corp. (SBI)	204,600	5,700,156
American Campus Communities, Inc.	102,600	2,890,242
Annaly Capital Management, Inc.	350,750	5,945,213
Anworth Mortgage Asset Corp. (f)	376,100	2,523,631
Apartment Investment & Management Co. Class A	137,241	3,075,571
Associated Estates Realty Corp.	179,200	2,514,176
AvalonBay Communities, Inc.	47,425	4,934,097
Brandywine Realty Trust (SBI)	144,300	1,838,382
CapLease, Inc.	72,400	422,092
CBL & Associates Properties, Inc.	214,573	3,132,766
Cedar Shopping Centers, Inc.	151,800	1,208,328
Cypress Sharpridge Investments, Inc.	439,263	5,684,063
Cypress Sharpridge Investments, Inc. (g)	146,458	1,895,167
DCT Industrial Trust, Inc.	174,700	918,922
Developers Diversified Realty Corp.	44,400	545,676
Duke Realty LP	283,683	3,838,231
Equity Lifestyle Properties, Inc.	210,930	11,708,724
Equity Residential (SBI)	50,800	2,299,716
Excel Trust, Inc. (a)	182,900	2,359,410
Federal Realty Investment Trust (SBI)	22,100	1,710,319
Franklin Street Properties Corp. (f)	69,317	1,021,733
Government Properties Income Trust	73,500	1,992,585
Health Care REIT, Inc.	30,300	1,361,379
Highwoods Properties, Inc. (SBI)	98,200	3,139,454
Host Hotels & Resorts, Inc.	76,100	1,237,386
Kimco Realty Corp.	61,400	957,226
Lexington Corporate Properties Trust	62,000	438,960
MFA Financial, Inc.	2,173,481	15,453,440
Monmouth Real Estate Investment Corp. Class A	404,000	3,135,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.	141,500	$ 3,329,495
Nationwide Health Properties, Inc.	125,880	4,408,318
Pebblebrook Hotel Trust (a)	51,600	1,016,520
Piedmont Office Realty Trust, Inc. Class A	157,100	3,148,284
ProLogis Trust	194,366	2,559,800
Public Storage	21,100	2,044,801
Redwood Trust, Inc.	193,800	3,232,584
Regency Centers Corp.	121,700	4,995,785
Simon Property Group, Inc.	83,801	7,459,965
Sun Communities, Inc.	47,600	1,376,592
Sunstone Hotel Investors, Inc. (a)	467,400	5,950,002
The Macerich Co.	74,975	3,352,132
Two Harbors Investment Corp. (f)	243,938	2,166,169
UDR, Inc.	77,201	1,567,952
Ventas, Inc.	254,680	12,028,536
Vornado Realty Trust	41,890	3,492,369
Winthrop Realty Trust	13,066	176,391
		171,120,900
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		172,149,116
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	254,500	5,471,750
Capital Senior Living Corp. (a)	318,650	1,676,099
Emeritus Corp. (a)(f)	243,100	5,445,440
		12,593,289
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	61,500	3,045,480
TOTAL COMMON STOCKS (Cost $156,193,515)		194,554,064
Preferred Stocks - 9.9%
	Shares	Value
Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	20,000	$ 465,800
HRPT Properties Trust 6.50%	80,000	1,605,000
Lexington Corporate Properties Trust Series C 6.50%	204,710	7,817,363
		9,888,163
Real Estate Management & Development - 0.4%
Forest City Enterprises, Inc. Series A 7.00% (a)	10,000	631,823
Grubb & Ellis Co.:
12.00% (g)	22,500	2,655,000
12.00% (a)(g)	5,000	590,000
		3,876,823
TOTAL FINANCIALS		13,764,986
Nonconvertible Preferred Stocks - 8.4%
FINANCIALS - 8.4%
Diversified Financial Services - 0.4%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	325,000
Red Lion Hotels Capital Trust 9.50%	154,625	3,788,313
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	35,300	4,766
		4,118,079
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,688,400
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,130,745
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	5,664,377
Apartment Investment & Management Co.:
Series G, 9.375%	131,498	3,337,419
Series T, 8.00%	57,500	1,390,925
CapLease, Inc. Series A, 8.125%	43,400	1,058,092
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	20,000	460,000
7.375%	35,000	766,500
Cedar Shopping Centers, Inc. 8.875%	113,101	2,792,464
CenterPoint Properties Trust Series D, 5.377%	3,575	1,626,625
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	959,790
Corporate Office Properties Trust Series H, 7.50%	5,000	120,150
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc. Series A, 7.75%	80,000	$ 1,879,200
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,700	958,358
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,916,250
Duke Realty LP:
8.375%	128,517	3,270,758
Series L, 6.60%	10,666	233,692
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	2,400
Glimcher Realty Trust Series G, 8.125%	37,500	843,750
Highwoods Properties, Inc. Series B, 8.00%	300	7,617
HomeBanc Mortgage Corp. Series A, 10.00% (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	82,600	2,102,170
Series C, 7.00%	58,500	1,338,480
Host Hotels & Resorts, Inc. Series E, 8.875%	39,200	1,004,696
HRPT Properties Trust Series B, 8.75%	24,561	617,464
Innkeepers USA Trust Series C, 8.00% (a)	62,400	43,680
Kimco Realty Corp. Series G, 7.75%	77,300	1,993,567
LaSalle Hotel Properties:
Series B, 8.375%	26,800	650,436
Series E, 8.00%	42,750	1,013,175
Series G, 7.25%	21,960	506,398
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	1,932,000
Series B, 7.625% (a)	31,240	484,220
Lexington Corporate Properties Trust Series B, 8.05%	29,000	673,670
Lexington Realty Trust 7.55%	23,800	535,500
LTC Properties, Inc. Series F, 8.00%	86,900	2,147,299
MFA Financial, Inc. Series A, 8.50%	316,899	7,919,306
Mid-America Apartment Communities, Inc. Series H, 8.30%	30,800	785,708
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,504,304
Parkway Properties, Inc. Series D, 8.00%	25,000	612,500
ProLogis Trust Series C, 8.54%	84,446	4,151,053
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	30,890	766,999
Series P, 6.70%	35,000	793,800
Public Storage:
(depositary shares)	54,800	1,381,508
Series I, 7.25%	10,828	275,139
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series K, 7.25%	21,418	$ 548,729
Series L, 6.75%	1,900	47,120
Series N, 7.00%	4,200	105,840
Realty Income Corp. 6.75%	600	14,796
Regency Centers Corp.:
7.25%	10,000	236,000
Series C 7.45%	18,000	433,440
Saul Centers, Inc. 8.00%	93,700	2,337,815
Sunstone Hotel Investors, Inc. Series A, 8.00%	61,200	1,454,112
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,260,114
		72,778,575
TOTAL FINANCIALS		76,896,654
TOTAL PREFERRED STOCKS (Cost $102,629,976)		90,661,640
Corporate Bonds - 35.2%
		Principal Amount (e)
Convertible Bonds - 12.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,011,700
FINANCIALS - 12.4%
Real Estate Investment Trusts - 7.7%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,332,425
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		6,895,000	6,772,959
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,021,875
BRE Properties, Inc. 4.125% 8/15/26		7,800,000	7,882,875
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,167,050
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,119,125
Inland Real Estate Corp. 4.625% 11/15/26		9,370,000	9,182,600
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	5,546,875
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,278,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust: - continued
2.625% 5/15/38		$ 1,500,000	$ 1,400,625
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,698,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		6,000,000	6,000,000
Washington (REIT):
3.875% 9/15/26		1,600,000	1,598,000
3.875% 9/15/26		2,450,000	2,446,938
			70,447,847
Real Estate Management & Development - 4.7%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,500,000
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	992,500
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,290,824
4.25% 4/15/30 (g)		2,000,000	2,017,000
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,663,250
ERP Operating LP 3.85% 8/15/26		5,500,000	5,558,438
First Potomac Realty Investment LP 4% 12/15/11 (g)		1,600,000	1,560,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,086,875
Kilroy Realty LP 3.25% 4/15/12 (g)		5,400,000	5,285,250
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	14,931,313
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,086,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	484,375
			42,456,625
TOTAL FINANCIALS			112,904,472
TOTAL CONVERTIBLE BONDS			113,916,172
Nonconvertible Bonds - 22.7%
CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		851,233	854,893
Household Durables - 2.7%
KB Home:
5.75% 2/1/14		510,000	498,525
5.875% 1/15/15		2,000,000	1,930,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 3,500,000	$ 3,425,625
9.1% 9/15/17		1,000,000	1,072,500
Lennar Corp.:
5.5% 9/1/14		1,000,000	972,500
5.95% 10/17/11		1,000,000	1,025,000
6.95% 6/1/18 (g)		1,000,000	975,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	2,107,000
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,406,250
7.15% 4/15/20 (g)		1,500,000	1,451,250
Ryland Group, Inc. 8.4% 5/15/17		745,000	821,363
Standard Pacific Corp.:
6.25% 4/1/14		2,700,000	2,619,000
7.75% 3/15/13		1,335,000	1,345,013
8.375% 5/15/18 (h)		2,245,000	2,281,369
10.75% 9/15/16		1,000,000	1,125,000
			24,055,395
Specialty Retail - 0.3%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (g)		2,490,000	2,819,925
TOTAL CONSUMER DISCRETIONARY			27,730,213
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,281,883	1,429,300
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		1,630,000	1,625,925
			3,055,225
FINANCIALS - 18.8%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,728,750
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (g)		3,000,000	2,925,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 10.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12		$ 527,000	$ 555,444
6.625% 9/15/11		393,000	418,620
Camden Property Trust 5% 6/15/15		1,100,000	1,106,029
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	815,273
6.25% 6/15/14		3,005,000	3,119,806
Developers Diversified Realty Corp.:
4.625% 8/1/10		900,000	902,408
5.375% 10/15/12		500,000	506,118
5.5% 5/1/15		2,000,000	1,964,060
7.5% 4/1/17		2,500,000	2,596,590
7.5% 7/15/18		5,271,000	5,278,026
9.625% 3/15/16		3,836,000	4,399,152
DuPont Fabros Technology LP 8.5% 12/15/17 (g)		845,000	876,688
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,491,458
6.25% 12/15/14		3,000,000	3,141,513
Federal Realty Investment Trust:
5.65% 6/1/16		725,000	730,911
5.95% 8/15/14		2,000,000	2,166,142
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,089,755
6% 3/1/15		1,000,000	1,056,166
6% 1/30/17		1,000,000	1,021,163
6.3% 9/15/16		5,250,000	5,501,412
7.072% 6/8/15		1,500,000	1,635,923
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,079,142
6.2% 6/1/16		750,000	805,823
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	1,963,414
HMB Capital Trust V 3.857% 12/15/36 (d)(g)(i)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	886,627
6.75% 2/15/13		610,000	646,056
7.875% 8/15/14		1,000,000	1,101,397
HRPT Properties Trust:
6.25% 8/15/16		1,500,000	1,526,115
6.5% 1/15/13		200,000	211,421
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc. 5.95% 10/15/13		$ 2,330,000	$ 1,864,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	478,337
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,309,020
6.25% 2/1/13		1,000,000	1,067,066
6.5% 7/15/11		2,000,000	2,060,758
8.25% 7/1/12		1,300,000	1,428,418
Omega Healthcare Investors, Inc.:
7% 4/1/14		9,720,000	9,780,750
7% 1/15/16		1,295,000	1,301,475
7.5% 2/15/20 (g)		1,000,000	1,035,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,868,424
Potlatch Corp. 7.5% 11/1/19 (g)		1,000,000	1,030,000
ProLogis Trust:
6.25% 3/15/17		2,000,000	2,007,430
6.625% 5/15/18		1,000,000	990,804
6.875% 3/15/20		1,500,000	1,485,189
Reckson Operating Partnership LP 7.75% 3/16/20 (g)		2,000,000	2,060,000
Senior Housing Properties Trust:
6.75% 4/15/20		2,000,000	1,975,000
7.875% 4/15/15		355,000	360,325
8.625% 1/15/12		5,900,000	6,180,250
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,054,383
7.75% 2/22/11		500,000	517,617
UDR, Inc. 5.5% 4/1/14		500,000	518,749
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	1,020,176
5.13% 1/15/14		500,000	510,790
5.25% 1/15/15		1,000,000	1,013,906
6.05% 6/1/13		2,500,000	2,627,190
Weingarten Realty Investors:
4.857% 1/15/14		2,500,000	2,520,400
5.263% 5/15/12		1,000,000	1,039,454
			99,697,816
Real Estate Management & Development - 7.2%
AMB Property LP:
5.9% 8/15/13		400,000	421,687
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.125% 12/1/16		$ 1,000,000	$ 1,069,761
6.3% 6/1/13		2,095,000	2,248,220
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,750,000	1,810,454
5.75% 4/1/12		1,000,000	1,039,490
7.5% 5/15/15		1,000,000	1,099,348
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,500,000	1,706,250
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,528,902
6.25% 6/15/14		1,594,000	1,614,988
6.875% 8/15/12		1,000,000	1,035,000
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,380,530
Duke Realty LP:
6.25% 5/15/13		750,000	804,210
7.375% 2/15/15		1,500,000	1,666,974
ERP Operating LP 5.2% 4/1/13		1,000,000	1,071,685
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,310,000	1,905,750
7.625% 6/1/15		1,200,000	1,116,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,746,047
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	507,500
9% 5/15/17 (g)		750,000	825,000
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,217,336
6.375% 8/15/12		2,679,000	2,853,588
Post Apartment Homes LP:
5.45% 6/1/12		713,000	741,978
6.3% 6/1/13		2,000,000	2,112,882
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,591,745
5.875% 6/15/17		400,000	407,703
Simon Property Group LP 6.75% 5/15/14		1,200,000	1,341,012
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (g)		1,000,000	1,057,500
Ventas Realty LP:
6.5% 6/1/16		2,340,000	2,398,500
6.5% 6/1/16		11,370,000	11,654,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
6.625% 10/15/14		$ 6,160,000	$ 6,298,600
7.125% 6/1/15		3,147,000	3,241,410
			65,514,300
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		4,000,000	1,380,000
TOTAL FINANCIALS			171,245,866
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,000,000	1,045,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,570,000	3,677,100
			4,722,100
TOTAL NONCONVERTIBLE BONDS			206,753,404
TOTAL CORPORATE BONDS (Cost $295,013,460)			320,669,576
Asset-Backed Securities - 4.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,238,680
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (g)		2,260,000	1,017,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6206% 3/23/19 (g)(i)		398,473	290,885
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (g)(i)		2,750,455	2,420,401
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7556% 3/20/50 (g)(i)		2,250,000	270,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,375,000	5,227,188
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (g)(i)		1,199,125	755,449
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,453,717	1,840,288
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		$ 500,000	$ 287,031
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,130,400
Class B2, 1.6378% 12/28/35 (g)(i)		1,575,000	929,250
Class D, 9% 12/28/35 (g)		500,000	137,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	249,250
Crest Ltd. Series 2002-IGA:
Class A, 0.7738% 7/28/17 (g)(i)		1,319,372	1,240,209
Class B, 1.6737% 7/28/35 (g)(i)		1,500,000	1,329,450
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (g)(i)		550,000	38,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,666,486
Series 1997-3 Class M1, 7.53% 3/15/28		8,213,000	5,458,701
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7625% 6/25/35 (i)(k)		1,259,000	54,619
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8125% 8/26/30 (g)(i)		746,305	111,946
Class E, 2.2625% 8/26/30 (g)(i)		1,447,339	72,367
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8056% 11/20/17 (g)(i)		1,926,008	1,752,667
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,492,093	345,183
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,660,482
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	498,807
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		2,589,440	2,252,813
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (g)(i)		3,346,142	335
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,006,750
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (g)(i)		2,000,000	111,200
Series 2006-1A:
Class A1A, 0.5435% 9/25/26 (g)(i)		1,349,000	917,320
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (g)(i)		$ 8,120,000	$ 6,282,850
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (g)(i)		250,000	12,500
TOTAL ASSET-BACKED SECURITIES (Cost $53,563,223)			42,606,507
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.7%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4644% 3/15/22 (g)(i)		8,073,616	7,761,459
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4344% 6/15/22 (g)(i)		3,250,000	2,816,516
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		128,205	16,744
Series 2002-R2 Class 2B3, 4.972% 7/25/33 (g)(i)		239,243	100,176
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		173,546	19,819
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		401,271	23,030
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,616,485	515,271
Class B3, 5.5% 11/25/33 (g)		484,028	85,596
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(i)		377,150	20,087
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (g)(i)		4,500,000	3,976,695
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.754% 6/15/22 (g)(i)		5,198,066	4,522,317
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,240,000	1,153,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,579,746
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2001% 7/10/35 (g)(i)		598,341	374,143
Series 2004-C Class B5, 1.6001% 9/10/36 (g)(i)		334,571	146,676
Series 2005-A Class B6, 2.2501% 3/10/37 (g)(i)		1,816,654	319,549
Series 2005-B Class B6, 1.8501% 6/10/37 (g)(i)		902,553	69,136
Series 2005-D Class B6, 2.5044% 12/15/37 (g)(i)		455,367	24,362
Series 2006-B Class B6, 1.9544% 7/15/38 (g)(i)		922,710	24,913
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		49,912	27,436
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		98,871	48,100
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7501% 12/10/35 (g)(i)		$ 524,327	$ 201,918
Series 2004-A Class B7, 4.5001% 2/10/36 (g)(i)		537,071	249,792
Series 2004-B Class B7, 4.2501% 2/10/36 (g)(i)		659,887	182,195
Series 2005-C Class B7, 3.3501% 9/10/37 (g)(i)		1,856,743	155,038
Series 2006-B Class B7, 4.1044% 7/15/38 (g)(i)		922,710	33,771
Series 2007-A Class BB, 3.6044% 2/15/39 (g)(i)		782,583	10,095
TOTAL PRIVATE SPONSOR			24,457,780
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		207,723	116,356
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.6075% 2/25/42 (g)(i)		127,282	57,733
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		281,211	114,382
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.6914% 6/25/43 (g)(i)		172,647	58,307
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.8308% 10/25/42 (g)(i)		74,845	25,573
TOTAL U.S. GOVERNMENT AGENCY			372,351
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,307,068)			24,830,131
Commercial Mortgage Securities - 17.2%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (g)		3,200,000	3,351,200
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,639,154
Class B2, 7.525% 4/14/29		560,000	579,880
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	3,965,782
Series 2005-6 Class AJ, 5.1787% 9/10/47 (i)		5,000,000	4,623,692
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2544% 3/15/22 (g)(i)		820,000	328,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4557% 3/11/39 (i)		2,750,000	2,338,624
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.4632% 4/12/38 (g)(i)		$ 2,520,000	$ 2,053,117
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3044% 4/15/22 (g)(i)		800,000	629,609
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (g)		2,600,000	2,638,544
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		3,500,000	3,815,833
Series 2004-TF2A Class AX, 0.013% 11/15/19 (g)(i)(j)		4,610,316	461
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5144% 5/15/23 (g)(i)		5,800,000	5,518,150
Class D, 0.7244% 5/15/23 (g)(i)		1,250,000	1,131,277
Class F, 0.8544% 5/15/23 (g)(i)		1,825,000	1,619,947
Series 2006-HC1A Class A1, 0.4444% 5/15/23 (g)(i)		4,784,729	4,650,435
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	400,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (g)		915,000	968,528
Class E, 6.0652% 11/15/36 (g)		800,000	844,304
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	918,333
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2279% 6/10/31 (g)(i)		2,500,000	2,664,132
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		2,000,000	2,012,324
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,545,000	6,715,050
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	814,309
Series 2002-1A Class H, 7.1583% 12/10/35 (g)(i)		991,000	944,475
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,000,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (i)		2,743,242	2,874,452
Class G, 6.75% 4/15/29 (i)		1,250,000	1,245,260
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		2,134,713	2,143,648
Class J, 6.974% 8/15/36 (g)		1,500,000	1,501,490
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (g)		$ 950,000	$ 928,809
Class K, 7% 3/15/33		1,100,000	853,141
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,992,918
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	1,940,686
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	819,099
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5486% 3/1/20 (g)(i)		1,400,000	1,134,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(i)		2,895,000	57,900
Class X, 1.3211% 10/15/32 (g)(i)(j)		9,721,411	87,956
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(i)		3,250,000	3,262,881
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4344% 2/15/19 (g)(i)		2,609,381	2,535,638
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,720,000	2,935,535
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,108,000
Class H, 6% 7/15/31 (g)		2,638,000	158,280
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,820,000	2,876,400
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,864,964
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,912,793
Series 2006-C4:
Class AJ, 5.9026% 6/15/38 (i)		6,005,000	5,127,181
Class AM, 5.9026% 6/15/38 (i)		6,700,000	6,482,287
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (g)		1,850,000	1,628,000
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	299,978
Class G, 4.384% 7/12/15	CAD	355,000	144,422
Class H, 4.384% 7/12/15	CAD	236,000	92,477
Class J, 4.384% 7/12/15	CAD	355,000	134,050
Class K, 4.384% 7/12/15	CAD	355,000	129,218
Class L, 4.384% 7/12/15	CAD	236,000	82,834
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class M, 4.384% 7/12/15	CAD	$ 995,000	$ 269,915
Merrill Lynch Mortgage Investors Trust:
Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,959,223	296
Series 2001-HRPA Class H, 6.778% 2/3/16 (g)		1,965,000	1,945,350
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6558% 5/12/39 (i)		1,200,000	1,113,372
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	30,000
Class E, 7.983% 10/15/13		1,453,000	43,590
Class IO, 7.4107% 1/15/18 (i)(j)		5,812,796	566,748
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,525,777	2,475,262
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	7,816,680
Series 1997-RR Class F, 7.4034% 4/30/39 (g)(i)		3,334,420	3,067,666
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (i)		850,000	476,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	6,600,000
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,486,185	1,516,425
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		3,523,134	3,313,948
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,011,420	2,741,296
RBSCF Trust Series 2010-MB1 Class D, 4.6635% 4/15/24 (g)		5,820,000	5,314,388
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		1,000,000	1,042,250
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		3,951,165	3,986,725
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,183,355
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0718% 8/15/39 (i)		2,080,000	1,925,673
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8294% 7/15/24 (g)(i)		1,200,000	252,522
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0544% 6/15/20 (g)(i)		$ 1,800,000	$ 1,419,365
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	2,964,684
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,033,998)			156,491,967
Floating Rate Loans - 1.2%

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (i)		28,206	27,148
FINANCIALS - 1.1%
Diversified Financial Services - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (i)		1,000,000	1,005,000
TowerCo Finance LLC term loan 6% 11/24/14 (i)		169,575	171,271
			1,176,271
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc. Tranche B1-A, term loan 6.5% 12/20/15 (i)		1,780,000	1,780,000
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (i)		976,506	888,620
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,825,000
Tranche B, term loan 3.2915% 10/10/13 (i)		3,627,021	3,300,590
			8,794,210
TOTAL FINANCIALS			9,970,481
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. term loan:
5.25% 4/9/16 (l)		114,242	114,385
5.2409% 4/9/16 (i)		1,165,758	1,167,215
			1,281,600
TOTAL FLOATING RATE LOANS (Cost $10,783,932)			11,279,229
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(g)	$ 1,000,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	65,700
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	276,818
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (a)(g)	1,650,000	0
		342,526
TOTAL PREFERRED SECURITIES (Cost $5,780,322)		342,526
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	71,490,562	71,490,562
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,876,850	3,876,850
TOTAL MONEY MARKET FUNDS (Cost $75,367,412)		75,367,412
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $891,672,906)		916,803,052
NET OTHER ASSETS - (0.5)%		(4,531,556)
NET ASSETS - 100%		$ 912,271,496
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,756,592 or 25.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,357 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 180,004
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 211,918
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7625% 6/25/35	6/3/05	$ 1,110,697

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $23,333 and $23,363, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,726
Fidelity Securities Lending Cash Central Fund	3,687
Total	$ 88,413
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,766,179	$ 3,319,659	$ -	$ 3,446,520
Financials	262,810,756	241,475,897	17,775,626	3,559,233
Health Care	12,593,289	12,593,289	-	-
Materials	3,045,480	3,045,480	-	-
Corporate Bonds	320,669,576	-	318,434,430	2,235,146
Asset-Backed Securities	42,606,507	-	18,969,043	23,637,464
Collateralized Mortgage Obligations	24,830,131	-	23,677,057	1,153,074
Commercial Mortgage Securities	156,491,967	-	145,309,578	11,182,389
Floating Rate Loans	11,279,229	-	11,279,229	-
Preferred Securities	342,526	-	-	342,526
Money Market Funds	75,367,412	75,367,412	-	-
Total Investments in Securities:	$ 916,803,052	$ 335,801,737	$ 535,444,963	$ 45,556,352
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,446,520
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,446,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -
Equities - Financials
Beginning Balance	$ 3,099,870
Total Realized Gain (Loss)	(2,073,397)
Total Unrealized Gain (Loss)	2,804,186
Cost of Purchases	607
Proceeds of Sales	(271,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(120)
Ending Balance	$ 3,559,233
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 569,248
Corporate Bonds
Beginning Balance	$ 2,343,856
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(91,247)
Cost of Purchases	-
Proceeds of Sales	(17,463)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,235,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (91,247)
Asset-Backed Securities
Beginning Balance	$ 11,832,848
Total Realized Gain (Loss)	384,291
Total Unrealized Gain (Loss)	4,447,826
Cost of Purchases	4,670,339
Proceeds of Sales	(1,688,317)
Amortization/Accretion	516,799
Transfers in to Level 3	4,135,304
Transfers out of Level 3	(661,626)
Ending Balance	$ 23,637,464
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4,393,879
Collateralized Mortgage Obligations
Beginning Balance	$ 2,036,201
Total Realized Gain (Loss)	905,026
Total Unrealized Gain (Loss)	2,276,945
Cost of Purchases	-
Proceeds of Sales	(3,473,062)
Amortization/Accretion	118,110
Transfers in to Level 3	41,552
Transfers out of Level 3	(751,698)
Ending Balance	$ 1,153,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 247,141
Commercial Mortgage Securities
Beginning Balance	$ 6,157,272
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	286,903
Cost of Purchases	4,987,751
Proceeds of Sales	-
Amortization/Accretion	637,732
Transfers in to Level 3	737,055
Transfers out of Level 3	(1,624,324)
Ending Balance	$ 11,182,389
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 286,902
Preferred Securities
Beginning Balance	$ 159,115
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	62,075
Cost of Purchases	113,400
Proceeds of Sales	-
Amortization/Accretion	7,936
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 342,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 62,075

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $893,286,710. Net unrealized appreciation aggregated $23,516,342, of which $95,071,901 related to appreciated investment securities and $71,555,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Income Fund
Class A
Class T
Class C
Institutional Class

April 30, 2010

1.907554.100

REIA-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	60,900	$ 3,319,659
Household Durables - 0.4%
Stanley Martin Communities LLC Class B (a)	4,620	3,446,520
TOTAL CONSUMER DISCRETIONARY		6,766,179
FINANCIALS - 18.9%
Capital Markets - 0.1%
HFF, Inc. (a)	116,509	1,027,609
Real Estate Investment Trusts - 18.8%
Acadia Realty Trust (SBI)	690,249	13,169,951
Alexandria Real Estate Equities, Inc.	24,900	1,763,169
AMB Property Corp. (SBI)	204,600	5,700,156
American Campus Communities, Inc.	102,600	2,890,242
Annaly Capital Management, Inc.	350,750	5,945,213
Anworth Mortgage Asset Corp. (f)	376,100	2,523,631
Apartment Investment & Management Co. Class A	137,241	3,075,571
Associated Estates Realty Corp.	179,200	2,514,176
AvalonBay Communities, Inc.	47,425	4,934,097
Brandywine Realty Trust (SBI)	144,300	1,838,382
CapLease, Inc.	72,400	422,092
CBL & Associates Properties, Inc.	214,573	3,132,766
Cedar Shopping Centers, Inc.	151,800	1,208,328
Cypress Sharpridge Investments, Inc.	439,263	5,684,063
Cypress Sharpridge Investments, Inc. (g)	146,458	1,895,167
DCT Industrial Trust, Inc.	174,700	918,922
Developers Diversified Realty Corp.	44,400	545,676
Duke Realty LP	283,683	3,838,231
Equity Lifestyle Properties, Inc.	210,930	11,708,724
Equity Residential (SBI)	50,800	2,299,716
Excel Trust, Inc. (a)	182,900	2,359,410
Federal Realty Investment Trust (SBI)	22,100	1,710,319
Franklin Street Properties Corp. (f)	69,317	1,021,733
Government Properties Income Trust	73,500	1,992,585
Health Care REIT, Inc.	30,300	1,361,379
Highwoods Properties, Inc. (SBI)	98,200	3,139,454
Host Hotels & Resorts, Inc.	76,100	1,237,386
Kimco Realty Corp.	61,400	957,226
Lexington Corporate Properties Trust	62,000	438,960
MFA Financial, Inc.	2,173,481	15,453,440
Monmouth Real Estate Investment Corp. Class A	404,000	3,135,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.	141,500	$ 3,329,495
Nationwide Health Properties, Inc.	125,880	4,408,318
Pebblebrook Hotel Trust (a)	51,600	1,016,520
Piedmont Office Realty Trust, Inc. Class A	157,100	3,148,284
ProLogis Trust	194,366	2,559,800
Public Storage	21,100	2,044,801
Redwood Trust, Inc.	193,800	3,232,584
Regency Centers Corp.	121,700	4,995,785
Simon Property Group, Inc.	83,801	7,459,965
Sun Communities, Inc.	47,600	1,376,592
Sunstone Hotel Investors, Inc. (a)	467,400	5,950,002
The Macerich Co.	74,975	3,352,132
Two Harbors Investment Corp. (f)	243,938	2,166,169
UDR, Inc.	77,201	1,567,952
Ventas, Inc.	254,680	12,028,536
Vornado Realty Trust	41,890	3,492,369
Winthrop Realty Trust	13,066	176,391
		171,120,900
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		172,149,116
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	254,500	5,471,750
Capital Senior Living Corp. (a)	318,650	1,676,099
Emeritus Corp. (a)(f)	243,100	5,445,440
		12,593,289
MATERIALS - 0.3%
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	61,500	3,045,480
TOTAL COMMON STOCKS (Cost $156,193,515)		194,554,064
Preferred Stocks - 9.9%
	Shares	Value
Convertible Preferred Stocks - 1.5%
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	20,000	$ 465,800
HRPT Properties Trust 6.50%	80,000	1,605,000
Lexington Corporate Properties Trust Series C 6.50%	204,710	7,817,363
		9,888,163
Real Estate Management & Development - 0.4%
Forest City Enterprises, Inc. Series A 7.00% (a)	10,000	631,823
Grubb & Ellis Co.:
12.00% (g)	22,500	2,655,000
12.00% (a)(g)	5,000	590,000
		3,876,823
TOTAL FINANCIALS		13,764,986
Nonconvertible Preferred Stocks - 8.4%
FINANCIALS - 8.4%
Diversified Financial Services - 0.4%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	325,000
Red Lion Hotels Capital Trust 9.50%	154,625	3,788,313
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	35,300	4,766
		4,118,079
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,688,400
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,130,745
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	5,664,377
Apartment Investment & Management Co.:
Series G, 9.375%	131,498	3,337,419
Series T, 8.00%	57,500	1,390,925
CapLease, Inc. Series A, 8.125%	43,400	1,058,092
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	20,000	460,000
7.375%	35,000	766,500
Cedar Shopping Centers, Inc. 8.875%	113,101	2,792,464
CenterPoint Properties Trust Series D, 5.377%	3,575	1,626,625
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	959,790
Corporate Office Properties Trust Series H, 7.50%	5,000	120,150
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc. Series A, 7.75%	80,000	$ 1,879,200
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	39,700	958,358
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,916,250
Duke Realty LP:
8.375%	128,517	3,270,758
Series L, 6.60%	10,666	233,692
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	2,400
Glimcher Realty Trust Series G, 8.125%	37,500	843,750
Highwoods Properties, Inc. Series B, 8.00%	300	7,617
HomeBanc Mortgage Corp. Series A, 10.00% (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	82,600	2,102,170
Series C, 7.00%	58,500	1,338,480
Host Hotels & Resorts, Inc. Series E, 8.875%	39,200	1,004,696
HRPT Properties Trust Series B, 8.75%	24,561	617,464
Innkeepers USA Trust Series C, 8.00% (a)	62,400	43,680
Kimco Realty Corp. Series G, 7.75%	77,300	1,993,567
LaSalle Hotel Properties:
Series B, 8.375%	26,800	650,436
Series E, 8.00%	42,750	1,013,175
Series G, 7.25%	21,960	506,398
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	1,932,000
Series B, 7.625% (a)	31,240	484,220
Lexington Corporate Properties Trust Series B, 8.05%	29,000	673,670
Lexington Realty Trust 7.55%	23,800	535,500
LTC Properties, Inc. Series F, 8.00%	86,900	2,147,299
MFA Financial, Inc. Series A, 8.50%	316,899	7,919,306
Mid-America Apartment Communities, Inc. Series H, 8.30%	30,800	785,708
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,504,304
Parkway Properties, Inc. Series D, 8.00%	25,000	612,500
ProLogis Trust Series C, 8.54%	84,446	4,151,053
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	30,890	766,999
Series P, 6.70%	35,000	793,800
Public Storage:
(depositary shares)	54,800	1,381,508
Series I, 7.25%	10,828	275,139
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage: - continued
Series K, 7.25%	21,418	$ 548,729
Series L, 6.75%	1,900	47,120
Series N, 7.00%	4,200	105,840
Realty Income Corp. 6.75%	600	14,796
Regency Centers Corp.:
7.25%	10,000	236,000
Series C 7.45%	18,000	433,440
Saul Centers, Inc. 8.00%	93,700	2,337,815
Sunstone Hotel Investors, Inc. Series A, 8.00%	61,200	1,454,112
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,260,114
		72,778,575
TOTAL FINANCIALS		76,896,654
TOTAL PREFERRED STOCKS (Cost $102,629,976)		90,661,640
Corporate Bonds - 35.2%
		Principal Amount (e)
Convertible Bonds - 12.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,011,700
FINANCIALS - 12.4%
Real Estate Investment Trusts - 7.7%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,332,425
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		6,895,000	6,772,959
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,021,875
BRE Properties, Inc. 4.125% 8/15/26		7,800,000	7,882,875
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,167,050
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	5,119,125
Inland Real Estate Corp. 4.625% 11/15/26		9,370,000	9,182,600
Lexington Corporate Properties Trust 6% 1/15/30 (g)		5,000,000	5,546,875
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,278,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust: - continued
2.625% 5/15/38		$ 1,500,000	$ 1,400,625
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,698,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		6,000,000	6,000,000
Washington (REIT):
3.875% 9/15/26		1,600,000	1,598,000
3.875% 9/15/26		2,450,000	2,446,938
			70,447,847
Real Estate Management & Development - 4.7%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,500,000
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	992,500
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,290,824
4.25% 4/15/30 (g)		2,000,000	2,017,000
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,663,250
ERP Operating LP 3.85% 8/15/26		5,500,000	5,558,438
First Potomac Realty Investment LP 4% 12/15/11 (g)		1,600,000	1,560,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,086,875
Kilroy Realty LP 3.25% 4/15/12 (g)		5,400,000	5,285,250
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	14,931,313
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,086,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	484,375
			42,456,625
TOTAL FINANCIALS			112,904,472
TOTAL CONVERTIBLE BONDS			113,916,172
Nonconvertible Bonds - 22.7%
CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (g)		851,233	854,893
Household Durables - 2.7%
KB Home:
5.75% 2/1/14		510,000	498,525
5.875% 1/15/15		2,000,000	1,930,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 3,500,000	$ 3,425,625
9.1% 9/15/17		1,000,000	1,072,500
Lennar Corp.:
5.5% 9/1/14		1,000,000	972,500
5.95% 10/17/11		1,000,000	1,025,000
6.95% 6/1/18 (g)		1,000,000	975,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	2,107,000
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,406,250
7.15% 4/15/20 (g)		1,500,000	1,451,250
Ryland Group, Inc. 8.4% 5/15/17		745,000	821,363
Standard Pacific Corp.:
6.25% 4/1/14		2,700,000	2,619,000
7.75% 3/15/13		1,335,000	1,345,013
8.375% 5/15/18 (h)		2,245,000	2,281,369
10.75% 9/15/16		1,000,000	1,125,000
			24,055,395
Specialty Retail - 0.3%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (g)		2,490,000	2,819,925
TOTAL CONSUMER DISCRETIONARY			27,730,213
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,281,883	1,429,300
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		1,630,000	1,625,925
			3,055,225
FINANCIALS - 18.8%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,728,750
Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16 (g)		3,000,000	2,925,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 10.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12		$ 527,000	$ 555,444
6.625% 9/15/11		393,000	418,620
Camden Property Trust 5% 6/15/15		1,100,000	1,106,029
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	815,273
6.25% 6/15/14		3,005,000	3,119,806
Developers Diversified Realty Corp.:
4.625% 8/1/10		900,000	902,408
5.375% 10/15/12		500,000	506,118
5.5% 5/1/15		2,000,000	1,964,060
7.5% 4/1/17		2,500,000	2,596,590
7.5% 7/15/18		5,271,000	5,278,026
9.625% 3/15/16		3,836,000	4,399,152
DuPont Fabros Technology LP 8.5% 12/15/17 (g)		845,000	876,688
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,491,458
6.25% 12/15/14		3,000,000	3,141,513
Federal Realty Investment Trust:
5.65% 6/1/16		725,000	730,911
5.95% 8/15/14		2,000,000	2,166,142
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,089,755
6% 3/1/15		1,000,000	1,056,166
6% 1/30/17		1,000,000	1,021,163
6.3% 9/15/16		5,250,000	5,501,412
7.072% 6/8/15		1,500,000	1,635,923
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,079,142
6.2% 6/1/16		750,000	805,823
Healthcare Realty Trust, Inc. 6.5% 1/17/17		1,875,000	1,963,414
HMB Capital Trust V 3.857% 12/15/36 (d)(g)(i)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	886,627
6.75% 2/15/13		610,000	646,056
7.875% 8/15/14		1,000,000	1,101,397
HRPT Properties Trust:
6.25% 8/15/16		1,500,000	1,526,115
6.5% 1/15/13		200,000	211,421
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc. 5.95% 10/15/13		$ 2,330,000	$ 1,864,000
Kimco Realty Corp. 5.783% 3/15/16		450,000	478,337
Nationwide Health Properties, Inc.:
6% 5/20/15		3,122,000	3,309,020
6.25% 2/1/13		1,000,000	1,067,066
6.5% 7/15/11		2,000,000	2,060,758
8.25% 7/1/12		1,300,000	1,428,418
Omega Healthcare Investors, Inc.:
7% 4/1/14		9,720,000	9,780,750
7% 1/15/16		1,295,000	1,301,475
7.5% 2/15/20 (g)		1,000,000	1,035,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,868,424
Potlatch Corp. 7.5% 11/1/19 (g)		1,000,000	1,030,000
ProLogis Trust:
6.25% 3/15/17		2,000,000	2,007,430
6.625% 5/15/18		1,000,000	990,804
6.875% 3/15/20		1,500,000	1,485,189
Reckson Operating Partnership LP 7.75% 3/16/20 (g)		2,000,000	2,060,000
Senior Housing Properties Trust:
6.75% 4/15/20		2,000,000	1,975,000
7.875% 4/15/15		355,000	360,325
8.625% 1/15/12		5,900,000	6,180,250
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,054,383
7.75% 2/22/11		500,000	517,617
UDR, Inc. 5.5% 4/1/14		500,000	518,749
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	1,020,176
5.13% 1/15/14		500,000	510,790
5.25% 1/15/15		1,000,000	1,013,906
6.05% 6/1/13		2,500,000	2,627,190
Weingarten Realty Investors:
4.857% 1/15/14		2,500,000	2,520,400
5.263% 5/15/12		1,000,000	1,039,454
			99,697,816
Real Estate Management & Development - 7.2%
AMB Property LP:
5.9% 8/15/13		400,000	421,687
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
AMB Property LP: - continued
6.125% 12/1/16		$ 1,000,000	$ 1,069,761
6.3% 6/1/13		2,095,000	2,248,220
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,750,000	1,810,454
5.75% 4/1/12		1,000,000	1,039,490
7.5% 5/15/15		1,000,000	1,099,348
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,500,000	1,706,250
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,528,902
6.25% 6/15/14		1,594,000	1,614,988
6.875% 8/15/12		1,000,000	1,035,000
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,380,530
Duke Realty LP:
6.25% 5/15/13		750,000	804,210
7.375% 2/15/15		1,500,000	1,666,974
ERP Operating LP 5.2% 4/1/13		1,000,000	1,071,685
Forest City Enterprises, Inc.:
6.5% 2/1/17		2,310,000	1,905,750
7.625% 6/1/15		1,200,000	1,116,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,746,047
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	507,500
9% 5/15/17 (g)		750,000	825,000
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,217,336
6.375% 8/15/12		2,679,000	2,853,588
Post Apartment Homes LP:
5.45% 6/1/12		713,000	741,978
6.3% 6/1/13		2,000,000	2,112,882
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,591,745
5.875% 6/15/17		400,000	407,703
Simon Property Group LP 6.75% 5/15/14		1,200,000	1,341,012
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (g)		1,000,000	1,057,500
Ventas Realty LP:
6.5% 6/1/16		2,340,000	2,398,500
6.5% 6/1/16		11,370,000	11,654,250
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP: - continued
6.625% 10/15/14		$ 6,160,000	$ 6,298,600
7.125% 6/1/15		3,147,000	3,241,410
			65,514,300
Thrifts & Mortgage Finance - 0.2%
Wrightwood Capital LLC 9% 6/1/14 (d)(g)		4,000,000	1,380,000
TOTAL FINANCIALS			171,245,866
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,000,000	1,045,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,570,000	3,677,100
			4,722,100
TOTAL NONCONVERTIBLE BONDS			206,753,404
TOTAL CORPORATE BONDS (Cost $295,013,460)			320,669,576
Asset-Backed Securities - 4.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,238,680
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (g)		2,260,000	1,017,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6206% 3/23/19 (g)(i)		398,473	290,885
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6553% 1/20/40 (g)(i)		2,750,455	2,420,401
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.7556% 3/20/50 (g)(i)		2,250,000	270,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		5,375,000	5,227,188
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5553% 1/20/37 (g)(i)		1,199,125	755,449
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,453,717	1,840,288
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		$ 500,000	$ 287,031
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,130,400
Class B2, 1.6378% 12/28/35 (g)(i)		1,575,000	929,250
Class D, 9% 12/28/35 (g)		500,000	137,500
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		997,000	249,250
Crest Ltd. Series 2002-IGA:
Class A, 0.7738% 7/28/17 (g)(i)		1,319,372	1,240,209
Class B, 1.6737% 7/28/35 (g)(i)		1,500,000	1,329,450
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6169% 11/28/39 (g)(i)		550,000	38,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,666,486
Series 1997-3 Class M1, 7.53% 3/15/28		8,213,000	5,458,701
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7625% 6/25/35 (i)(k)		1,259,000	54,619
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8125% 8/26/30 (g)(i)		746,305	111,946
Class E, 2.2625% 8/26/30 (g)(i)		1,447,339	72,367
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8056% 11/20/17 (g)(i)		1,926,008	1,752,667
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,492,093	345,183
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,660,482
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	498,807
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		2,589,440	2,252,813
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.8991% 2/5/36 (g)(i)		3,346,142	335
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,006,750
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (g)(i)		2,000,000	111,200
Series 2006-1A:
Class A1A, 0.5435% 9/25/26 (g)(i)		1,349,000	917,320
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class A2A, 0.5035% 9/25/26 (g)(i)		$ 8,120,000	$ 6,282,850
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2013% 11/21/40 (g)(i)		250,000	12,500
TOTAL ASSET-BACKED SECURITIES (Cost $53,563,223)			42,606,507
Collateralized Mortgage Obligations - 2.7%

Private Sponsor - 2.7%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4644% 3/15/22 (g)(i)		8,073,616	7,761,459
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4344% 6/15/22 (g)(i)		3,250,000	2,816,516
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		128,205	16,744
Series 2002-R2 Class 2B3, 4.972% 7/25/33 (g)(i)		239,243	100,176
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		173,546	19,819
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		401,271	23,030
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,616,485	515,271
Class B3, 5.5% 11/25/33 (g)		484,028	85,596
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(i)		377,150	20,087
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (g)(i)		4,500,000	3,976,695
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.754% 6/15/22 (g)(i)		5,198,066	4,522,317
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		1,240,000	1,153,200
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,579,746
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2001% 7/10/35 (g)(i)		598,341	374,143
Series 2004-C Class B5, 1.6001% 9/10/36 (g)(i)		334,571	146,676
Series 2005-A Class B6, 2.2501% 3/10/37 (g)(i)		1,816,654	319,549
Series 2005-B Class B6, 1.8501% 6/10/37 (g)(i)		902,553	69,136
Series 2005-D Class B6, 2.5044% 12/15/37 (g)(i)		455,367	24,362
Series 2006-B Class B6, 1.9544% 7/15/38 (g)(i)		922,710	24,913
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		49,912	27,436
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		98,871	48,100
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7501% 12/10/35 (g)(i)		$ 524,327	$ 201,918
Series 2004-A Class B7, 4.5001% 2/10/36 (g)(i)		537,071	249,792
Series 2004-B Class B7, 4.2501% 2/10/36 (g)(i)		659,887	182,195
Series 2005-C Class B7, 3.3501% 9/10/37 (g)(i)		1,856,743	155,038
Series 2006-B Class B7, 4.1044% 7/15/38 (g)(i)		922,710	33,771
Series 2007-A Class BB, 3.6044% 2/15/39 (g)(i)		782,583	10,095
TOTAL PRIVATE SPONSOR			24,457,780
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		207,723	116,356
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.6075% 2/25/42 (g)(i)		127,282	57,733
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		281,211	114,382
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.6914% 6/25/43 (g)(i)		172,647	58,307
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.8308% 10/25/42 (g)(i)		74,845	25,573
TOTAL U.S. GOVERNMENT AGENCY			372,351
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,307,068)			24,830,131
Commercial Mortgage Securities - 17.2%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (g)		3,200,000	3,351,200
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,639,154
Class B2, 7.525% 4/14/29		560,000	579,880
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	3,965,782
Series 2005-6 Class AJ, 5.1787% 9/10/47 (i)		5,000,000	4,623,692
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2544% 3/15/22 (g)(i)		820,000	328,000
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4557% 3/11/39 (i)		2,750,000	2,338,624
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.4632% 4/12/38 (g)(i)		$ 2,520,000	$ 2,053,117
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3044% 4/15/22 (g)(i)		800,000	629,609
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (g)		2,600,000	2,638,544
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (i)		3,500,000	3,815,833
Series 2004-TF2A Class AX, 0.013% 11/15/19 (g)(i)(j)		4,610,316	461
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5144% 5/15/23 (g)(i)		5,800,000	5,518,150
Class D, 0.7244% 5/15/23 (g)(i)		1,250,000	1,131,277
Class F, 0.8544% 5/15/23 (g)(i)		1,825,000	1,619,947
Series 2006-HC1A Class A1, 0.4444% 5/15/23 (g)(i)		4,784,729	4,650,435
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	400,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (g)		915,000	968,528
Class E, 6.0652% 11/15/36 (g)		800,000	844,304
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	918,333
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.2279% 6/10/31 (g)(i)		2,500,000	2,664,132
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (g)		2,000,000	2,012,324
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		7,545,000	6,715,050
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	814,309
Series 2002-1A Class H, 7.1583% 12/10/35 (g)(i)		991,000	944,475
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,000,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (i)		2,743,242	2,874,452
Class G, 6.75% 4/15/29 (i)		1,250,000	1,245,260
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		2,134,713	2,143,648
Class J, 6.974% 8/15/36 (g)		1,500,000	1,501,490
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class H, 7% 3/15/33 (g)		$ 950,000	$ 928,809
Class K, 7% 3/15/33		1,100,000	853,141
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,992,918
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	1,940,686
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	819,099
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5486% 3/1/20 (g)(i)		1,400,000	1,134,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (g)(i)		2,895,000	57,900
Class X, 1.3211% 10/15/32 (g)(i)(j)		9,721,411	87,956
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(i)		3,250,000	3,262,881
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4344% 2/15/19 (g)(i)		2,609,381	2,535,638
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,720,000	2,935,535
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,108,000
Class H, 6% 7/15/31 (g)		2,638,000	158,280
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,820,000	2,876,400
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	1,864,964
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	1,912,793
Series 2006-C4:
Class AJ, 5.9026% 6/15/38 (i)		6,005,000	5,127,181
Class AM, 5.9026% 6/15/38 (i)		6,700,000	6,482,287
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (g)		1,850,000	1,628,000
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	299,978
Class G, 4.384% 7/12/15	CAD	355,000	144,422
Class H, 4.384% 7/12/15	CAD	236,000	92,477
Class J, 4.384% 7/12/15	CAD	355,000	134,050
Class K, 4.384% 7/12/15	CAD	355,000	129,218
Class L, 4.384% 7/12/15	CAD	236,000	82,834
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class M, 4.384% 7/12/15	CAD	$ 995,000	$ 269,915
Merrill Lynch Mortgage Investors Trust:
Series 1999-C1 Class G, 6.71% 11/15/31 (g)		2,959,223	296
Series 2001-HRPA Class H, 6.778% 2/3/16 (g)		1,965,000	1,945,350
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6558% 5/12/39 (i)		1,200,000	1,113,372
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	30,000
Class E, 7.983% 10/15/13		1,453,000	43,590
Class IO, 7.4107% 1/15/18 (i)(j)		5,812,796	566,748
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		2,525,777	2,475,262
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	7,816,680
Series 1997-RR Class F, 7.4034% 4/30/39 (g)(i)		3,334,420	3,067,666
Series 2005-HQ7 Class E, 5.2077% 11/14/42 (i)		850,000	476,000
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	6,600,000
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (g)		1,486,185	1,516,425
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (g)		3,523,134	3,313,948
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		3,011,420	2,741,296
RBSCF Trust Series 2010-MB1 Class D, 4.6635% 4/15/24 (g)		5,820,000	5,314,388
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (g)		1,000,000	1,042,250
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		3,951,165	3,986,725
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,183,355
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0718% 8/15/39 (i)		2,080,000	1,925,673
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		2,000,000	1,907,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8294% 7/15/24 (g)(i)		1,200,000	252,522
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0544% 6/15/20 (g)(i)		$ 1,800,000	$ 1,419,365
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	2,964,684
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $159,033,998)			156,491,967
Floating Rate Loans - 1.2%

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.25% 10/27/13 (i)		28,206	27,148
FINANCIALS - 1.1%
Diversified Financial Services - 0.1%
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (i)		1,000,000	1,005,000
TowerCo Finance LLC term loan 6% 11/24/14 (i)		169,575	171,271
			1,176,271
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc. Tranche B1-A, term loan 6.5% 12/20/15 (i)		1,780,000	1,780,000
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (i)		976,506	888,620
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,825,000
Tranche B, term loan 3.2915% 10/10/13 (i)		3,627,021	3,300,590
			8,794,210
TOTAL FINANCIALS			9,970,481
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. term loan:
5.25% 4/9/16 (l)		114,242	114,385
5.2409% 4/9/16 (i)		1,165,758	1,167,215
			1,281,600
TOTAL FLOATING RATE LOANS (Cost $10,783,932)			11,279,229
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (a)(g)	$ 1,000,000	$ 0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	65,700
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	276,818
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (a)(g)	1,650,000	0
		342,526
TOTAL PREFERRED SECURITIES (Cost $5,780,322)		342,526
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	71,490,562	71,490,562
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,876,850	3,876,850
TOTAL MONEY MARKET FUNDS (Cost $75,367,412)		75,367,412
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $891,672,906)		916,803,052
NET OTHER ASSETS - (0.5)%		(4,531,556)
NET ASSETS - 100%		$ 912,271,496
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Principal Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,756,592 or 25.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $285,357 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 180,004
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 211,918
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7625% 6/25/35	6/3/05	$ 1,110,697

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $23,333 and $23,363, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,726
Fidelity Securities Lending Cash Central Fund	3,687
Total	$ 88,413
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,766,179	$ 3,319,659	$ -	$ 3,446,520
Financials	262,810,756	241,475,897	17,775,626	3,559,233
Health Care	12,593,289	12,593,289	-	-
Materials	3,045,480	3,045,480	-	-
Corporate Bonds	320,669,576	-	318,434,430	2,235,146
Asset-Backed Securities	42,606,507	-	18,969,043	23,637,464
Collateralized Mortgage Obligations	24,830,131	-	23,677,057	1,153,074
Commercial Mortgage Securities	156,491,967	-	145,309,578	11,182,389
Floating Rate Loans	11,279,229	-	11,279,229	-
Preferred Securities	342,526	-	-	342,526
Money Market Funds	75,367,412	75,367,412	-	-
Total Investments in Securities:	$ 916,803,052	$ 335,801,737	$ 535,444,963	$ 45,556,352
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,446,520
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,446,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ -
Equities - Financials
Beginning Balance	$ 3,099,870
Total Realized Gain (Loss)	(2,073,397)
Total Unrealized Gain (Loss)	2,804,186
Cost of Purchases	607
Proceeds of Sales	(271,913)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(120)
Ending Balance	$ 3,559,233
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 569,248
Corporate Bonds
Beginning Balance	$ 2,343,856
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(91,247)
Cost of Purchases	-
Proceeds of Sales	(17,463)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,235,146
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (91,247)
Asset-Backed Securities
Beginning Balance	$ 11,832,848
Total Realized Gain (Loss)	384,291
Total Unrealized Gain (Loss)	4,447,826
Cost of Purchases	4,670,339
Proceeds of Sales	(1,688,317)
Amortization/Accretion	516,799
Transfers in to Level 3	4,135,304
Transfers out of Level 3	(661,626)
Ending Balance	$ 23,637,464
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 4,393,879
Collateralized Mortgage Obligations
Beginning Balance	$ 2,036,201
Total Realized Gain (Loss)	905,026
Total Unrealized Gain (Loss)	2,276,945
Cost of Purchases	-
Proceeds of Sales	(3,473,062)
Amortization/Accretion	118,110
Transfers in to Level 3	41,552
Transfers out of Level 3	(751,698)
Ending Balance	$ 1,153,074
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 247,141
Commercial Mortgage Securities
Beginning Balance	$ 6,157,272
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	286,903
Cost of Purchases	4,987,751
Proceeds of Sales	-
Amortization/Accretion	637,732
Transfers in to Level 3	737,055
Transfers out of Level 3	(1,624,324)
Ending Balance	$ 11,182,389
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 286,902
Preferred Securities
Beginning Balance	$ 159,115
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	62,075
Cost of Purchases	113,400
Proceeds of Sales	-
Amortization/Accretion	7,936
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 342,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 62,075

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $893,286,710. Net unrealized appreciation aggregated $23,516,342, of which $95,071,901 related to appreciated investment securities and $71,555,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or dealer.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Small Cap
Opportunities Fund
Series Small Cap Opportunities
Class F

April 30, 2010

1.847958.103

SMO-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.6%
BorgWarner, Inc. (a)	282,600	$ 12,247,884
Tenneco, Inc. (a)	545,900	14,067,843
		26,315,727
Diversified Consumer Services - 0.7%
Bridgepoint Education, Inc.	439,014	11,287,050
Hotels, Restaurants & Leisure - 2.2%
Red Robin Gourmet Burgers, Inc. (a)	210,660	5,142,211
Vail Resorts, Inc. (a)(d)	249,000	11,364,360
WMS Industries, Inc. (a)	181,000	9,053,620
Wyndham Worldwide Corp.	442,600	11,866,106
		37,426,297
Household Durables - 2.6%
iRobot Corp. (a)(d)	305,983	6,174,737
Meritage Homes Corp. (a)	478,900	11,388,242
Mohawk Industries, Inc. (a)	200,100	12,754,374
Tempur-Pedic International, Inc. (a)	391,354	13,188,630
		43,505,983
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (d)	195,700	3,782,881
Media - 0.8%
Lamar Advertising Co. Class A (a)	352,700	13,127,494
Multiline Retail - 0.4%
Dollarama, Inc.	283,366	6,965,639
Specialty Retail - 4.1%
Cabela's, Inc. Class A (a)(d)	630,138	11,443,306
Fourlis Holdings SA	617,200	6,143,212
Gymboree Corp. (a)	201,400	9,894,782
RadioShack Corp.	532,900	11,483,995
Shoe Carnival, Inc. (a)	561,414	15,528,711
Signet Jewelers Ltd. (a)	339,900	10,883,598
West Marine, Inc. (a)	324,700	3,886,659
		69,264,263
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (a)	99,200	13,945,536
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	555,300	$ 15,881,580
Phillips-Van Heusen Corp.	200,600	12,639,806
		42,466,922
TOTAL CONSUMER DISCRETIONARY		254,142,256
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Hansen Natural Corp. (a)	146,400	6,453,312
Food & Staples Retailing - 0.4%
BJ's Wholesale Club, Inc. (a)	168,900	6,465,492
Food Products - 1.3%
Chiquita Brands International, Inc. (a)	437,830	6,584,963
Green Mountain Coffee Roasters, Inc. (a)	85,700	6,226,962
J&J Snack Foods Corp.	97,945	4,563,258
Tyson Foods, Inc. Class A	215,200	4,215,768
		21,590,951
Personal Products - 0.7%
China-Biotics, Inc. (a)(d)	137,480	2,449,894
Elizabeth Arden, Inc. (a)	506,245	9,218,721
Schiff Nutrition International, Inc.	147,464	1,045,520
		12,714,135
TOTAL CONSUMER STAPLES		47,223,890
ENERGY - 4.7%
Energy Equipment & Services - 1.2%
Complete Production Services, Inc. (a)	742,453	11,203,616
Superior Energy Services, Inc. (a)	307,200	8,312,832
		19,516,448
Oil, Gas & Consumable Fuels - 3.5%
Atlas Pipeline Partners, LP	673,973	9,725,430
Berry Petroleum Co. Class A	308,500	9,986,145
Cloud Peak Energy, Inc.	583,000	9,328,000
EXCO Resources, Inc.	476,748	8,843,675
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
St. Mary Land & Exploration Co.	287,332	$ 11,562,240
Whiting Petroleum Corp. (a)	108,935	9,840,099
		59,285,589
TOTAL ENERGY		78,802,037
FINANCIALS - 20.3%
Capital Markets - 3.0%
Affiliated Managers Group, Inc. (a)	186,300	15,682,734
optionsXpress Holdings, Inc.	923,702	16,395,711
Waddell & Reed Financial, Inc. Class A	511,800	18,998,016
		51,076,461
Commercial Banks - 6.8%
Associated Banc-Corp.	1,113,528	16,179,562
CapitalSource, Inc.	3,012,000	17,981,640
City National Corp.	289,000	17,998,920
National Penn Bancshares, Inc.	2,527,700	18,502,764
PacWest Bancorp	711,500	17,083,115
TCF Financial Corp. (d)	1,081,400	20,146,482
Western Liberty Bancorp (a)(e)	1,000,000	5,600,000
		113,492,483
Insurance - 3.2%
Amerisafe, Inc. (a)	692,000	11,833,200
Endurance Specialty Holdings Ltd.	372,400	13,722,940
Max Capital Group Ltd.	565,911	12,619,815
Platinum Underwriters Holdings Ltd.	413,699	15,393,740
		53,569,695
Real Estate Investment Trusts - 3.3%
Alexandria Real Estate Equities, Inc. (d)	264,400	18,722,164
Highwoods Properties, Inc. (SBI)	277,200	8,862,084
Home Properties, Inc.	194,700	9,674,643
National Retail Properties, Inc.	417,900	9,833,187
SL Green Realty Corp.	126,000	7,833,420
		54,925,498
Real Estate Management & Development - 2.2%
Forestar Group, Inc. (a)	905,200	20,403,208
Jones Lang LaSalle, Inc.	213,200	16,817,216
		37,220,424
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	798,300	$ 12,884,562
Washington Federal, Inc.	841,600	17,311,712
		30,196,274
TOTAL FINANCIALS		340,480,835
HEALTH CARE - 13.3%
Biotechnology - 3.2%
Allos Therapeutics, Inc. (a)(d)	637,200	5,033,880
Anadys Pharmaceuticals, Inc. (a)	863,400	2,193,036
ARIAD Pharmaceuticals, Inc. (a)(d)	1,302,382	4,584,385
BioMarin Pharmaceutical, Inc. (a)	194,400	4,543,128
Dynavax Technologies Corp. (a)	1,004,179	1,556,477
Incyte Corp. (a)(d)	416,880	5,594,530
Inhibitex, Inc. (a)(d)	501,763	1,234,337
Keryx Biopharmaceuticals, Inc. (a)(d)	933,797	5,247,939
Lexicon Pharmaceuticals, Inc. (a)	2,189,060	3,524,387
Neurocrine Biosciences, Inc. (a)	984,921	3,161,596
Pharmasset, Inc. (a)	80,316	2,602,238
Protalix BioTherapeutics, Inc. (a)	50,500	341,885
Targacept, Inc. (a)	131,333	3,125,725
Theravance, Inc. (a)	251,073	4,210,494
Vermillion, Inc. (a)(d)	168,813	3,038,634
ZIOPHARM Oncology, Inc. (a)(d)	681,550	4,034,776
		54,027,447
Health Care Equipment & Supplies - 2.1%
AGA Medical Holdings, Inc. (d)	592,386	9,525,567
DexCom, Inc. (a)	971,400	10,636,830
SenoRx, Inc. (a)	282,788	2,782,634
Volcano Corp. (a)	508,200	12,206,964
		35,151,995
Health Care Providers & Services - 4.4%
Alliance Healthcare Services, Inc. (a)	1,431,822	7,674,566
BioScrip, Inc. (a)	970,798	8,678,934
Brookdale Senior Living, Inc. (a)	311,797	6,703,636
Catalyst Health Solutions, Inc. (a)	285,637	12,085,301
Centene Corp. (a)	397,270	9,097,483
Emergency Medical Services Corp. Class A (a)	145,529	7,695,574
Hanger Orthopedic Group, Inc. (a)	385,701	7,189,467
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)	345,749	$ 9,860,761
Sun Healthcare Group, Inc. (a)	538,300	4,812,402
		73,798,124
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	157,468	7,095,508
SXC Health Solutions Corp. (a)	128,717	8,946,351
		16,041,859
Life Sciences Tools & Services - 1.2%
eResearchTechnology, Inc. (a)	1,082,608	7,978,821
Illumina, Inc. (a)(d)	177,600	7,436,112
QIAGEN NV (a)	225,300	5,148,105
		20,563,038
Pharmaceuticals - 1.4%
Amarin Corp. PLC ADR (a)	822,147	1,858,052
Ardea Biosciences, Inc. (a)	194,301	4,935,245
Cardiome Pharma Corp. (a)	336,300	2,836,145
King Pharmaceuticals, Inc. (a)	331,167	3,245,436
Perrigo Co.	75,762	4,623,755
Questcor Pharmaceuticals, Inc. (a)	554,205	5,397,957
		22,896,590
TOTAL HEALTH CARE		222,479,053
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	63,200	5,113,512
Teledyne Technologies, Inc. (a)	201,300	8,776,680
Triumph Group, Inc.	104,980	8,142,249
		22,032,441
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	531,400	8,422,690
Airlines - 0.5%
Alaska Air Group, Inc. (a)	177,100	7,333,711
Building Products - 1.3%
AAON, Inc.	332,600	8,028,964
Armstrong World Industries, Inc. (a)	311,700	13,574,535
		21,603,499
Commercial Services & Supplies - 0.7%
United Stationers, Inc. (a)	199,400	12,207,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	364,000	$ 8,532,160
Granite Construction, Inc.	329,900	11,087,939
		19,620,099
Electrical Equipment - 2.0%
A.O. Smith Corp.	211,174	10,902,914
General Cable Corp. (a)(d)	442,785	12,650,367
Regal-Beloit Corp.	164,600	10,414,242
		33,967,523
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	274,200	10,345,566
Otter Tail Corp.	116,528	2,589,252
		12,934,818
Machinery - 3.4%
Accuride Corp. (a)	3,381,100	4,632,107
CLARCOR, Inc.	259,786	9,825,107
Gardner Denver, Inc.	176,400	8,871,156
John Bean Technologies Corp.	503,300	9,245,621
Manitowoc Co., Inc.	785,700	11,007,657
Timken Co.	380,620	13,390,212
		56,971,860
Professional Services - 0.2%
Kforce, Inc. (a)	283,068	3,931,815
Road & Rail - 0.6%
Kansas City Southern (a)	263,300	10,676,815
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	511,800	10,650,558
WESCO International, Inc. (a)	236,200	9,594,444
		20,245,002
TOTAL INDUSTRIALS		229,947,541
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.8%
Adtran, Inc.	556,800	14,905,536
CommScope, Inc. (a)	404,394	13,175,157
DragonWave, Inc. (a)(d)	817,000	6,954,389
Emulex Corp. (a)	836,100	9,824,175
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ixia (a)	612,704	$ 6,280,216
NETGEAR, Inc. (a)	491,000	13,286,460
		64,425,933
Computers & Peripherals - 1.9%
SanDisk Corp. (a)	313,800	12,517,482
Super Micro Computer, Inc. (a)	728,887	10,335,618
Synaptics, Inc. (a)(d)	297,157	9,098,947
		31,952,047
Electronic Equipment & Components - 1.5%
Anixter International, Inc. (a)	212,200	11,119,280
Avnet, Inc. (a)	450,270	14,395,132
		25,514,412
Internet Software & Services - 1.9%
Art Technology Group, Inc. (a)	2,682,700	11,481,956
j2 Global Communications, Inc. (a)	352,930	8,498,554
Rackspace Hosting, Inc. (a)(d)	661,700	11,877,515
		31,858,025
IT Services - 2.6%
Acxiom Corp. (a)	204,834	3,908,233
Alliance Data Systems Corp. (a)(d)	140,100	10,515,906
Sapient Corp.	831,020	8,501,335
Wright Express Corp. (a)	613,400	20,837,196
		43,762,670
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)(d)	1,271,000	9,583,340
Brooks Automation, Inc. (a)	682,756	6,636,388
Micron Technology, Inc. (a)	402,300	3,761,505
Omnivision Technologies, Inc. (a)	512,900	9,006,524
Standard Microsystems Corp. (a)	186,007	4,776,660
Teradyne, Inc. (a)	618,191	7,560,476
Varian Semiconductor Equipment Associates, Inc. (a)	201,100	6,624,234
		47,949,127
Software - 4.5%
Ariba, Inc. (a)	480,871	6,862,029
JDA Software Group, Inc. (a)	399,900	11,557,110
Mentor Graphics Corp. (a)	1,606,400	14,441,536
Nuance Communications, Inc. (a)	929,500	16,981,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	939,400	$ 17,463,446
Radiant Systems, Inc. (a)	617,696	8,690,983
		75,997,069
TOTAL INFORMATION TECHNOLOGY		321,459,283
MATERIALS - 5.6%
Chemicals - 2.7%
Cabot Corp.	329,200	10,712,168
Lyondell Chemical Co. Class B, (a)	251,986	5,669,685
LyondellBasell Industries AF SCA Class A	274,514	6,121,662
Rockwood Holdings, Inc. (a)	398,700	11,937,078
Solutia, Inc. (a)	632,610	11,133,936
		45,574,529
Construction Materials - 0.3%
Texas Industries, Inc. (d)	146,200	5,532,208
Metals & Mining - 2.6%
Carpenter Technology Corp.	321,500	12,625,305
Commercial Metals Co.	456,600	6,794,208
Compass Minerals International, Inc.	148,700	11,198,597
Red Back Mining, Inc. (a)	478,000	12,549,734
		43,167,844
TOTAL MATERIALS		94,274,581
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AboveNet, Inc. (a)	77,230	3,903,204
Global Crossing Ltd. (a)	214,392	3,183,721
PAETEC Holding Corp. (a)	786,721	3,917,871
		11,004,796
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	45,000	1,908,900
Syniverse Holdings, Inc. (a)	283,397	5,690,612
		7,599,512
TOTAL TELECOMMUNICATION SERVICES		18,604,308
Common Stocks - continued
	Shares	Value
UTILITIES - 2.9%
Electric Utilities - 1.5%
Cleco Corp.	267,400	$ 7,326,760
Great Plains Energy, Inc.	366,600	7,086,378
Portland General Electric Co.	235,500	4,681,740
Westar Energy, Inc.	286,800	6,794,292
		25,889,170
Gas Utilities - 0.9%
Northwest Natural Gas Co.	153,800	7,288,582
Southwest Gas Corp.	269,300	8,375,230
		15,663,812
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	258,400	7,808,848
TOTAL UTILITIES		49,361,830
TOTAL COMMON STOCKS (Cost $1,304,349,307)		1,656,775,614
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.15% 5/13/10 (f) (Cost $1,074,961)	$ 1,075,000	1,074,963
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	21,503,641	21,503,641
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	79,550,459	79,550,459
TOTAL MONEY MARKET FUNDS (Cost $101,054,100)		101,054,100
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $1,406,478,368)		1,758,904,677
NET OTHER ASSETS - (4.7)%		(78,987,213)
NET ASSETS - 100%		$ 1,679,917,464
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
46 NYFE Russell 2000 Mini Index Contracts	June 2010	$ 3,291,300	$ (113,810)
The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $274,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,183
Fidelity Securities Lending Cash Central Fund	1,000,326
Total	$ 1,049,509
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Assets Holding Corp (formerly known as FCStone Group, Inc.)	$ 7,828,236	$ -	$ 7,305,943	$ -	$ -
Western Liberty Bancorp	-	1,775,200	-	-	5,600,000
Total	$ 7,828,236	$ 1,775,200	$ 7,305,943	$ -	$ 5,600,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 254,142,256	$ 247,999,044	$ 6,143,212	$ -
Consumer Staples	47,223,890	47,223,890	-	-
Energy	78,802,037	78,802,037	-	-
Financials	340,480,835	334,880,835	5,600,000	-
Health Care	222,479,053	222,479,053	-	-
Industrials	229,947,541	229,947,541	-	-
Information Technology	321,459,283	321,459,283	-	-
Materials	94,274,581	88,604,896	5,669,685	-
Telecommunication Services	18,604,308	18,604,308	-	-
Utilities	49,361,830	49,361,830	-	-
U.S. Government and Government Agency Obligations	1,074,963	-	1,074,963	-
Money Market Funds	101,054,100	101,054,100	-	-
Total Investments in Securities:	$ 1,758,904,677	$ 1,740,416,817	$ 18,487,860	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (113,810)	$ (113,810)	$ -	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,410,705,068. Net unrealized appreciation aggregated $348,199,609, of which $380,015,496 related to appreciated investment securities and $31,815,887 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

April 30, 2010

1.815773.105

SCP-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.2%
ElringKlinger AG	320,000	$ 8,988,407
Modine Manufacturing Co. (a)	724,000	10,143,240
		19,131,647
Distributors - 0.6%
Delticom AG	166,910	8,641,283
Diversified Consumer Services - 0.8%
Steiner Leisure Ltd. (a)	248,000	11,623,760
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	2,435,000	9,555,248
BJ's Restaurants, Inc. (a)	320,000	7,721,600
Life Time Fitness, Inc. (a)(d)	203,000	7,462,280
Toridoll Corp.	2,535	5,068,381
WMS Industries, Inc. (a)	194,750	9,741,395
Wyndham Worldwide Corp.	299,000	8,016,190
		47,565,094
Household Durables - 2.1%
Dorel Industries, Inc. Class B (sub. vtg.)	279,550	9,895,113
Hooker Furniture Corp.	421,476	6,642,462
Tempur-Pedic International, Inc. (a)	484,000	16,310,800
		32,848,375
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	9,463,983
Specialty Retail - 5.0%
Casual Male Retail Group, Inc. (a)	2,348,113	9,603,782
Citi Trends, Inc. (a)	315,000	10,565,100
DSW, Inc. Class A (a)	300,000	9,060,000
hhgregg, Inc. (a)	350,000	10,020,500
Jos. A. Bank Clothiers, Inc. (a)	215,000	13,084,900
Sally Beauty Holdings, Inc. (a)	898,316	8,578,918
Shoe Carnival, Inc. (a)	301,949	8,351,909
Signet Jewelers Ltd. (a)	285,000	9,125,700
		78,390,809
Textiles, Apparel & Luxury Goods - 3.1%
Fossil, Inc. (a)	350,000	13,615,000
G-III Apparel Group Ltd. (a)	308,901	8,834,569
Iconix Brand Group, Inc. (a)	524,500	9,052,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	182,000	$ 11,467,820
Ted Baker PLC	745,700	5,967,575
		48,937,834
TOTAL CONSUMER DISCRETIONARY		256,602,785
CONSUMER STAPLES - 1.9%
Food Products - 1.4%
Calavo Growers, Inc. (d)	599,046	10,387,458
Smithfield Foods, Inc. (a)	585,000	10,962,900
		21,350,358
Personal Products - 0.5%
Inter Parfums, Inc.	490,000	8,467,200
TOTAL CONSUMER STAPLES		29,817,558
ENERGY - 2.7%
Energy Equipment & Services - 1.3%
Northern Offshore Ltd. (a)	1,517,123	3,256,467
Parker Drilling Co. (a)	2,255,000	12,470,150
T-3 Energy Services, Inc. (a)	172,842	5,142,050
		20,868,667
Oil, Gas & Consumable Fuels - 1.4%
Comstock Resources, Inc. (a)	244,198	7,828,988
EXCO Resources, Inc.	720,400	13,363,420
		21,192,408
TOTAL ENERGY		42,061,075
FINANCIALS - 3.2%
Capital Markets - 1.0%
Fifth Street Finance Corp.	615,000	7,841,250
optionsXpress Holdings, Inc.	469,200	8,328,300
		16,169,550
Commercial Banks - 1.1%
CapitalSource, Inc.	1,295,000	7,731,150
Huntington Bancshares, Inc.	1,371,100	9,282,347
		17,013,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	538,000	$ 7,854,800
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	625,000	8,687,500
TOTAL FINANCIALS		49,725,347
HEALTH CARE - 21.4%
Biotechnology - 1.5%
OREXIGEN Therapeutics, Inc. (a)(d)	901,550	6,112,509
PDL BioPharma, Inc.	1,510,000	8,788,200
Theravance, Inc. (a)	409,000	6,858,930
ZIOPHARM Oncology, Inc. (a)	394,398	2,334,836
		24,094,475
Health Care Equipment & Supplies - 4.7%
ev3, Inc. (a)	540,000	10,330,200
Integra LifeSciences Holdings Corp. (a)	317,400	14,419,482
Meridian Bioscience, Inc. (d)	556,505	11,124,535
Natus Medical, Inc. (a)	673,000	11,467,920
Orthofix International NV (a)	200,000	6,838,000
STRATEC Biomedical Systems AG	175,000	6,482,941
Wright Medical Group, Inc. (a)	670,000	12,582,600
		73,245,678
Health Care Providers & Services - 8.2%
Amedisys, Inc. (a)(d)	209,000	12,034,220
Brookdale Senior Living, Inc. (a)(d)	378,000	8,127,000
Catalyst Health Solutions, Inc. (a)	205,000	8,673,550
Centene Corp. (a)	300,000	6,870,000
Community Health Systems, Inc. (a)	219,000	8,948,340
Emergency Medical Services Corp. Class A (a)	230,000	12,162,400
Hanger Orthopedic Group, Inc. (a)	556,900	10,380,616
HealthSouth Corp. (a)	530,000	10,843,800
Providence Service Corp. (a)	393,800	6,541,018
PSS World Medical, Inc. (a)(d)	664,499	15,569,212
Psychiatric Solutions, Inc. (a)	279,000	8,975,430
RehabCare Group, Inc. (a)	433,000	12,349,160
Synergy Health PLC	780,411	7,310,643
		128,785,389
Health Care Technology - 0.9%
Computer Programs & Systems, Inc. (d)	317,000	14,284,020
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 3.7%
Bruker BioSciences Corp. (a)	985,000	$ 15,060,650
ICON PLC sponsored ADR (a)	520,000	15,168,400
Illumina, Inc. (a)	122,900	5,145,823
PerkinElmer, Inc.	585,000	14,654,250
QIAGEN NV (a)	361,000	8,248,850
		58,277,973
Pharmaceuticals - 2.4%
Ardea Biosciences, Inc. (a)(d)	244,263	6,204,280
Auxilium Pharmaceuticals, Inc. (a)(d)	148,935	5,302,086
Biodel, Inc. (a)(d)	520,000	2,340,000
Cadence Pharmaceuticals, Inc. (a)(d)	645,000	6,321,000
Hikma Pharmaceuticals PLC	1,150,000	10,990,742
ViroPharma, Inc. (a)	435,000	5,533,200
		36,691,308
TOTAL HEALTH CARE		335,378,843
INDUSTRIALS - 17.8%
Aerospace & Defense - 1.9%
Spirit AeroSystems Holdings, Inc. Class A (a)	536,400	11,897,352
Teledyne Technologies, Inc. (a)	237,000	10,333,200
Triumph Group, Inc.	100,000	7,756,000
		29,986,552
Airlines - 1.0%
AirTran Holdings, Inc. (a)(d)	1,405,000	7,418,400
Hawaiian Holdings, Inc. (a)	1,106,800	7,858,280
		15,276,680
Building Products - 1.0%
Armstrong World Industries, Inc. (a)	376,000	16,374,800
Commercial Services & Supplies - 2.4%
Knoll, Inc.	135,400	1,892,892
Prosegur Compania de Seguridad SA (Reg.)	221,000	10,255,372
The Geo Group, Inc. (a)	653,000	13,830,540
Waste Connections, Inc. (a)	310,000	11,094,900
		37,073,704
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	611,000	14,321,840
Orion Marine Group, Inc. (a)	530,000	10,048,800
		24,370,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.7%
Acuity Brands, Inc.	190,100	$ 8,594,421
Regal-Beloit Corp.	247,000	15,627,690
Roth & Rau AG (a)(d)	270,000	8,871,812
Zumtobel AG (a)	450,000	9,704,708
		42,798,631
Machinery - 2.9%
Altra Holdings, Inc. (a)	610,000	9,247,600
Blount International, Inc. (a)	640,000	7,180,800
Commercial Vehicle Group, Inc. (a)(e)	1,439,273	13,500,381
Duoyuan Global Water, Inc. ADR (d)	339,600	9,060,528
OSG Corp. (d)	600,000	7,135,101
		46,124,410
Professional Services - 0.3%
Kforce, Inc. (a)	316,007	4,389,337
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	563,000	8,512,560
Contrans Group, Inc. Class A	985,000	9,692,974
		18,205,534
Trading Companies & Distributors - 2.8%
Beacon Roofing Supply, Inc. (a)	744,000	16,516,800
Interline Brands, Inc. (a)	550,000	11,445,500
Rush Enterprises, Inc. Class A (a)	948,254	15,380,680
		43,342,980
TOTAL INDUSTRIALS		277,943,268
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 6.8%
Adtran, Inc.	510,200	13,658,054
CommScope, Inc. (a)	400,200	13,038,516
NETGEAR, Inc. (a)	626,600	16,955,796
Plantronics, Inc.	520,000	17,264,000
Polycom, Inc. (a)	505,000	16,437,750
Riverbed Technology, Inc. (a)	535,000	16,579,650
ViaSat, Inc. (a)	335,700	11,900,565
		105,834,331
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	930,000	13,187,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)(d)	431,000	$ 13,197,220
Wincor Nixdorf AG	157,400	10,656,694
		37,041,314
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	335,000	10,709,950
CPI International, Inc. (a)	100	1,343
Insight Enterprises, Inc. (a)	855,000	12,850,650
SYNNEX Corp. (a)	417,800	11,456,076
		35,018,019
Internet Software & Services - 5.3%
Art Technology Group, Inc. (a)	1,885,652	8,070,591
j2 Global Communications, Inc. (a)	747,500	17,999,795
Monster Worldwide, Inc. (a)(d)	675,880	11,780,588
Perficient, Inc. (a)	859,102	10,713,002
Rackspace Hosting, Inc. (a)	723,000	12,977,850
Sohu.com, Inc. (a)(d)	234,000	11,267,100
TelecityGroup PLC (a)	1,616,600	10,063,772
		82,872,698
IT Services - 4.6%
CACI International, Inc. Class A (a)	207,400	9,836,982
Datacash Group PLC	2,486,200	8,770,777
Heartland Payment Systems, Inc.	545,000	10,017,100
Hewitt Associates, Inc. Class A (a)	276,000	11,313,240
Online Resources Corp. (a)(e)	1,897,060	8,840,300
WNS Holdings Ltd. sponsored ADR (a)	534,657	6,554,895
Wright Express Corp. (a)	472,000	16,033,840
		71,367,134
Semiconductors & Semiconductor Equipment - 3.1%
Hittite Microwave Corp. (a)	208,821	10,708,341
Microsemi Corp. (a)	997,000	16,510,320
Teradyne, Inc. (a)(d)	1,135,000	13,881,050
Verigy Ltd. (a)	670,000	7,999,800
		49,099,511
Software - 4.3%
Blackbaud, Inc.	446,059	10,281,660
Informatica Corp. (a)	381,000	9,528,810
Radiant Systems, Inc. (a)	1,000,000	14,070,000
Solera Holdings, Inc.	297,000	11,544,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	431,039	$ 11,198,393
TeleCommunication Systems, Inc. Class A (a)	1,575,000	10,883,250
		67,506,503
TOTAL INFORMATION TECHNOLOGY		448,739,510
MATERIALS - 1.3%
Chemicals - 0.6%
Solutia, Inc. (a)	547,000	9,627,200
Metals & Mining - 0.7%
Commercial Metals Co.	755,000	11,234,400
TOTAL MATERIALS		20,861,600
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	9,716,690
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	1,017,000	5,640,952
TOTAL COMMON STOCKS (Cost $1,227,655,395)		1,476,487,628
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 0.21% (b)	88,916,289	88,916,289
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	80,729,797	80,729,797
TOTAL MONEY MARKET FUNDS (Cost $169,646,086)		169,646,086
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,397,301,481)		1,646,133,714
NET OTHER ASSETS - (5.3)%		(82,783,386)
NET ASSETS - 100%		$ 1,563,350,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105,795
Fidelity Securities Lending Cash Central Fund	765,202
Total	$ 870,997
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 9,035,246	$ 1,873,175	$ -	$ 13,500,381
Online Resources Corp.	7,502,350	4,608,401	537,693	-	8,840,300
Town Sports International Holdings, Inc.	4,060,850	759,596	3,236,327	-	-
Total	$ 11,563,200	$ 14,403,243	$ 5,647,195	$ -	$ 22,340,681
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 256,602,785	$ 223,450,272	$ 33,152,513	$ -
Consumer Staples	29,817,558	29,817,558	-	-
Energy	42,061,075	38,804,608	3,256,467	-
Financials	49,725,347	49,725,347	-	-
Health Care	335,378,843	310,594,517	24,784,326	-
Industrials	277,943,268	249,111,376	28,831,892	-
Information Technology	448,739,510	419,248,267	29,491,243	-
Materials	20,861,600	20,861,600	-	-
Telecommunication Services	9,716,690	9,716,690	-	-
Utilities	5,640,952	-	5,640,952	-
Money Market Funds	169,646,086	169,646,086	-	-
Total Investments in Securities:	$ 1,646,133,714	$ 1,520,976,321	$ 125,157,393	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,402,218,452. Net unrealized appreciation aggregated $243,915,262, of which $280,370,852 related to appreciated investment securities and $36,455,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund

1.817157.105

ASCP-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.2%
ElringKlinger AG	320,000	$ 8,988,407
Modine Manufacturing Co. (a)	724,000	10,143,240
		19,131,647
Distributors - 0.6%
Delticom AG	166,910	8,641,283
Diversified Consumer Services - 0.8%
Steiner Leisure Ltd. (a)	248,000	11,623,760
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	2,435,000	9,555,248
BJ's Restaurants, Inc. (a)	320,000	7,721,600
Life Time Fitness, Inc. (a)(d)	203,000	7,462,280
Toridoll Corp.	2,535	5,068,381
WMS Industries, Inc. (a)	194,750	9,741,395
Wyndham Worldwide Corp.	299,000	8,016,190
		47,565,094
Household Durables - 2.1%
Dorel Industries, Inc. Class B (sub. vtg.)	279,550	9,895,113
Hooker Furniture Corp.	421,476	6,642,462
Tempur-Pedic International, Inc. (a)	484,000	16,310,800
		32,848,375
Multiline Retail - 0.6%
Dollarama, Inc.	385,000	9,463,983
Specialty Retail - 5.0%
Casual Male Retail Group, Inc. (a)	2,348,113	9,603,782
Citi Trends, Inc. (a)	315,000	10,565,100
DSW, Inc. Class A (a)	300,000	9,060,000
hhgregg, Inc. (a)	350,000	10,020,500
Jos. A. Bank Clothiers, Inc. (a)	215,000	13,084,900
Sally Beauty Holdings, Inc. (a)	898,316	8,578,918
Shoe Carnival, Inc. (a)	301,949	8,351,909
Signet Jewelers Ltd. (a)	285,000	9,125,700
		78,390,809
Textiles, Apparel & Luxury Goods - 3.1%
Fossil, Inc. (a)	350,000	13,615,000
G-III Apparel Group Ltd. (a)	308,901	8,834,569
Iconix Brand Group, Inc. (a)	524,500	9,052,870
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	182,000	$ 11,467,820
Ted Baker PLC	745,700	5,967,575
		48,937,834
TOTAL CONSUMER DISCRETIONARY		256,602,785
CONSUMER STAPLES - 1.9%
Food Products - 1.4%
Calavo Growers, Inc. (d)	599,046	10,387,458
Smithfield Foods, Inc. (a)	585,000	10,962,900
		21,350,358
Personal Products - 0.5%
Inter Parfums, Inc.	490,000	8,467,200
TOTAL CONSUMER STAPLES		29,817,558
ENERGY - 2.7%
Energy Equipment & Services - 1.3%
Northern Offshore Ltd. (a)	1,517,123	3,256,467
Parker Drilling Co. (a)	2,255,000	12,470,150
T-3 Energy Services, Inc. (a)	172,842	5,142,050
		20,868,667
Oil, Gas & Consumable Fuels - 1.4%
Comstock Resources, Inc. (a)	244,198	7,828,988
EXCO Resources, Inc.	720,400	13,363,420
		21,192,408
TOTAL ENERGY		42,061,075
FINANCIALS - 3.2%
Capital Markets - 1.0%
Fifth Street Finance Corp.	615,000	7,841,250
optionsXpress Holdings, Inc.	469,200	8,328,300
		16,169,550
Commercial Banks - 1.1%
CapitalSource, Inc.	1,295,000	7,731,150
Huntington Bancshares, Inc.	1,371,100	9,282,347
		17,013,497
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.5%
CBL & Associates Properties, Inc.	538,000	$ 7,854,800
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	625,000	8,687,500
TOTAL FINANCIALS		49,725,347
HEALTH CARE - 21.4%
Biotechnology - 1.5%
OREXIGEN Therapeutics, Inc. (a)(d)	901,550	6,112,509
PDL BioPharma, Inc.	1,510,000	8,788,200
Theravance, Inc. (a)	409,000	6,858,930
ZIOPHARM Oncology, Inc. (a)	394,398	2,334,836
		24,094,475
Health Care Equipment & Supplies - 4.7%
ev3, Inc. (a)	540,000	10,330,200
Integra LifeSciences Holdings Corp. (a)	317,400	14,419,482
Meridian Bioscience, Inc. (d)	556,505	11,124,535
Natus Medical, Inc. (a)	673,000	11,467,920
Orthofix International NV (a)	200,000	6,838,000
STRATEC Biomedical Systems AG	175,000	6,482,941
Wright Medical Group, Inc. (a)	670,000	12,582,600
		73,245,678
Health Care Providers & Services - 8.2%
Amedisys, Inc. (a)(d)	209,000	12,034,220
Brookdale Senior Living, Inc. (a)(d)	378,000	8,127,000
Catalyst Health Solutions, Inc. (a)	205,000	8,673,550
Centene Corp. (a)	300,000	6,870,000
Community Health Systems, Inc. (a)	219,000	8,948,340
Emergency Medical Services Corp. Class A (a)	230,000	12,162,400
Hanger Orthopedic Group, Inc. (a)	556,900	10,380,616
HealthSouth Corp. (a)	530,000	10,843,800
Providence Service Corp. (a)	393,800	6,541,018
PSS World Medical, Inc. (a)(d)	664,499	15,569,212
Psychiatric Solutions, Inc. (a)	279,000	8,975,430
RehabCare Group, Inc. (a)	433,000	12,349,160
Synergy Health PLC	780,411	7,310,643
		128,785,389
Health Care Technology - 0.9%
Computer Programs & Systems, Inc. (d)	317,000	14,284,020
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 3.7%
Bruker BioSciences Corp. (a)	985,000	$ 15,060,650
ICON PLC sponsored ADR (a)	520,000	15,168,400
Illumina, Inc. (a)	122,900	5,145,823
PerkinElmer, Inc.	585,000	14,654,250
QIAGEN NV (a)	361,000	8,248,850
		58,277,973
Pharmaceuticals - 2.4%
Ardea Biosciences, Inc. (a)(d)	244,263	6,204,280
Auxilium Pharmaceuticals, Inc. (a)(d)	148,935	5,302,086
Biodel, Inc. (a)(d)	520,000	2,340,000
Cadence Pharmaceuticals, Inc. (a)(d)	645,000	6,321,000
Hikma Pharmaceuticals PLC	1,150,000	10,990,742
ViroPharma, Inc. (a)	435,000	5,533,200
		36,691,308
TOTAL HEALTH CARE		335,378,843
INDUSTRIALS - 17.8%
Aerospace & Defense - 1.9%
Spirit AeroSystems Holdings, Inc. Class A (a)	536,400	11,897,352
Teledyne Technologies, Inc. (a)	237,000	10,333,200
Triumph Group, Inc.	100,000	7,756,000
		29,986,552
Airlines - 1.0%
AirTran Holdings, Inc. (a)(d)	1,405,000	7,418,400
Hawaiian Holdings, Inc. (a)	1,106,800	7,858,280
		15,276,680
Building Products - 1.0%
Armstrong World Industries, Inc. (a)	376,000	16,374,800
Commercial Services & Supplies - 2.4%
Knoll, Inc.	135,400	1,892,892
Prosegur Compania de Seguridad SA (Reg.)	221,000	10,255,372
The Geo Group, Inc. (a)	653,000	13,830,540
Waste Connections, Inc. (a)	310,000	11,094,900
		37,073,704
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV (NY Shares) (a)	611,000	14,321,840
Orion Marine Group, Inc. (a)	530,000	10,048,800
		24,370,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 2.7%
Acuity Brands, Inc.	190,100	$ 8,594,421
Regal-Beloit Corp.	247,000	15,627,690
Roth & Rau AG (a)(d)	270,000	8,871,812
Zumtobel AG (a)	450,000	9,704,708
		42,798,631
Machinery - 2.9%
Altra Holdings, Inc. (a)	610,000	9,247,600
Blount International, Inc. (a)	640,000	7,180,800
Commercial Vehicle Group, Inc. (a)(e)	1,439,273	13,500,381
Duoyuan Global Water, Inc. ADR (d)	339,600	9,060,528
OSG Corp. (d)	600,000	7,135,101
		46,124,410
Professional Services - 0.3%
Kforce, Inc. (a)	316,007	4,389,337
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	563,000	8,512,560
Contrans Group, Inc. Class A	985,000	9,692,974
		18,205,534
Trading Companies & Distributors - 2.8%
Beacon Roofing Supply, Inc. (a)	744,000	16,516,800
Interline Brands, Inc. (a)	550,000	11,445,500
Rush Enterprises, Inc. Class A (a)	948,254	15,380,680
		43,342,980
TOTAL INDUSTRIALS		277,943,268
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 6.8%
Adtran, Inc.	510,200	13,658,054
CommScope, Inc. (a)	400,200	13,038,516
NETGEAR, Inc. (a)	626,600	16,955,796
Plantronics, Inc.	520,000	17,264,000
Polycom, Inc. (a)	505,000	16,437,750
Riverbed Technology, Inc. (a)	535,000	16,579,650
ViaSat, Inc. (a)	335,700	11,900,565
		105,834,331
Computers & Peripherals - 2.4%
Super Micro Computer, Inc. (a)	930,000	13,187,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)(d)	431,000	$ 13,197,220
Wincor Nixdorf AG	157,400	10,656,694
		37,041,314
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	335,000	10,709,950
CPI International, Inc. (a)	100	1,343
Insight Enterprises, Inc. (a)	855,000	12,850,650
SYNNEX Corp. (a)	417,800	11,456,076
		35,018,019
Internet Software & Services - 5.3%
Art Technology Group, Inc. (a)	1,885,652	8,070,591
j2 Global Communications, Inc. (a)	747,500	17,999,795
Monster Worldwide, Inc. (a)(d)	675,880	11,780,588
Perficient, Inc. (a)	859,102	10,713,002
Rackspace Hosting, Inc. (a)	723,000	12,977,850
Sohu.com, Inc. (a)(d)	234,000	11,267,100
TelecityGroup PLC (a)	1,616,600	10,063,772
		82,872,698
IT Services - 4.6%
CACI International, Inc. Class A (a)	207,400	9,836,982
Datacash Group PLC	2,486,200	8,770,777
Heartland Payment Systems, Inc.	545,000	10,017,100
Hewitt Associates, Inc. Class A (a)	276,000	11,313,240
Online Resources Corp. (a)(e)	1,897,060	8,840,300
WNS Holdings Ltd. sponsored ADR (a)	534,657	6,554,895
Wright Express Corp. (a)	472,000	16,033,840
		71,367,134
Semiconductors & Semiconductor Equipment - 3.1%
Hittite Microwave Corp. (a)	208,821	10,708,341
Microsemi Corp. (a)	997,000	16,510,320
Teradyne, Inc. (a)(d)	1,135,000	13,881,050
Verigy Ltd. (a)	670,000	7,999,800
		49,099,511
Software - 4.3%
Blackbaud, Inc.	446,059	10,281,660
Informatica Corp. (a)	381,000	9,528,810
Radiant Systems, Inc. (a)	1,000,000	14,070,000
Solera Holdings, Inc.	297,000	11,544,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	431,039	$ 11,198,393
TeleCommunication Systems, Inc. Class A (a)	1,575,000	10,883,250
		67,506,503
TOTAL INFORMATION TECHNOLOGY		448,739,510
MATERIALS - 1.3%
Chemicals - 0.6%
Solutia, Inc. (a)	547,000	9,627,200
Metals & Mining - 0.7%
Commercial Metals Co.	755,000	11,234,400
TOTAL MATERIALS		20,861,600
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Premiere Global Services, Inc. (a)	1,037,000	9,716,690
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Terna Energy SA	1,017,000	5,640,952
TOTAL COMMON STOCKS (Cost $1,227,655,395)		1,476,487,628
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 0.21% (b)	88,916,289	88,916,289
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	80,729,797	80,729,797
TOTAL MONEY MARKET FUNDS (Cost $169,646,086)		169,646,086
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,397,301,481)		1,646,133,714
NET OTHER ASSETS - (5.3)%		(82,783,386)
NET ASSETS - 100%		$ 1,563,350,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105,795
Fidelity Securities Lending Cash Central Fund	765,202
Total	$ 870,997
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Commercial Vehicle Group, Inc.	$ -	$ 9,035,246	$ 1,873,175	$ -	$ 13,500,381
Online Resources Corp.	7,502,350	4,608,401	537,693	-	8,840,300
Town Sports International Holdings, Inc.	4,060,850	759,596	3,236,327	-	-
Total	$ 11,563,200	$ 14,403,243	$ 5,647,195	$ -	$ 22,340,681
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 256,602,785	$ 223,450,272	$ 33,152,513	$ -
Consumer Staples	29,817,558	29,817,558	-	-
Energy	42,061,075	38,804,608	3,256,467	-
Financials	49,725,347	49,725,347	-	-
Health Care	335,378,843	310,594,517	24,784,326	-
Industrials	277,943,268	249,111,376	28,831,892	-
Information Technology	448,739,510	419,248,267	29,491,243	-
Materials	20,861,600	20,861,600	-	-
Telecommunication Services	9,716,690	9,716,690	-	-
Utilities	5,640,952	-	5,640,952	-
Money Market Funds	169,646,086	169,646,086	-	-
Total Investments in Securities:	$ 1,646,133,714	$ 1,520,976,321	$ 125,157,393	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,402,218,452. Net unrealized appreciation aggregated $243,915,262, of which $280,370,852 related to appreciated investment securities and $36,455,590 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund
Small Cap Value
Class F

April 30, 2010

1.815774.105

SCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 3.0%
Matthews International Corp. Class A	640,187	$ 22,406,545
Regis Corp.	2,383,652	45,575,426
		67,981,971
Household Durables - 6.8%
M.D.C. Holdings, Inc.	1,224,300	46,890,690
Meritage Homes Corp. (a)	1,536,160	36,529,885
Ryland Group, Inc.	2,062,837	46,991,427
Tempur-Pedic International, Inc. (a)	700,000	23,590,000
		154,002,002
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	22,783,222
Tsutsumi Jewelry Co. Ltd.	791,400	18,552,782
		41,336,004
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	22,957,302
TOTAL CONSUMER DISCRETIONARY		286,277,279
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	1,390,000	53,209,200
Casey's General Stores, Inc.	593,985	22,945,641
Ingles Markets, Inc. Class A	838,531	13,441,652
		89,596,493
Food Products - 0.2%
Chiquita Brands International, Inc. (a)	250,422	3,766,347
TOTAL CONSUMER STAPLES		93,362,840
ENERGY - 3.1%
Energy Equipment & Services - 3.0%
Superior Energy Services, Inc. (a)	2,541,700	68,778,402
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co. Class A	80,000	2,589,600
TOTAL ENERGY		71,368,002
Common Stocks - continued
	Shares	Value
FINANCIALS - 33.6%
Capital Markets - 3.4%
optionsXpress Holdings, Inc.	2,055,000	$ 36,476,250
TradeStation Group, Inc. (a)(e)	2,062,291	17,240,753
Waddell & Reed Financial, Inc. Class A	640,000	23,756,800
		77,473,803
Commercial Banks - 11.6%
Associated Banc-Corp.	3,132,482	45,514,963
CapitalSource, Inc.	6,395,000	38,178,150
City National Corp.	784,900	48,883,572
National Penn Bancshares, Inc.	2,650,751	19,403,497
PacWest Bancorp (d)	1,727,000	41,465,270
TCF Financial Corp. (d)	3,085,800	57,488,454
Western Liberty Bancorp (a)(e)	2,400,000	13,440,000
		264,373,906
Insurance - 6.4%
Aspen Insurance Holdings Ltd.	1,320,200	35,618,996
Max Capital Group Ltd.	2,057,411	45,880,265
Platinum Underwriters Holdings Ltd.	1,696,975	63,144,440
		144,643,701
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (d)	848,300	60,068,123
Highwoods Properties, Inc. (SBI)	770,330	24,627,450
National Retail Properties, Inc. (d)	1,140,000	26,824,200
		111,519,773
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc.	538,628	42,486,977
Thrifts & Mortgage Finance - 5.4%
Astoria Financial Corp. (d)	4,318,152	69,694,973
Washington Federal, Inc.	2,616,175	53,814,720
		123,509,693
TOTAL FINANCIALS		764,007,853
HEALTH CARE - 6.2%
Health Care Providers & Services - 6.2%
Chemed Corp.	510,200	28,066,102
MEDNAX, Inc. (a)	721,500	39,639,210
Providence Service Corp. (a)(e)	1,016,495	16,883,982
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc.	1,346,700	$ 21,170,124
VCA Antech, Inc. (a)	1,240,000	35,290,400
		141,049,818
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 7.3%
ACCO Brands Corp. (a)	2,154,653	19,671,982
HNI Corp. (d)	2,149,671	66,725,788
Knoll, Inc.	1,382,978	19,334,032
United Stationers, Inc. (a)	990,400	60,632,288
		166,364,090
Machinery - 1.0%
Blount International, Inc. (a)	2,014,723	22,605,192
Trading Companies & Distributors - 5.1%
H&E Equipment Services, Inc. (a)(e)	3,489,408	41,209,908
WESCO International, Inc. (a)	1,825,000	74,131,500
		115,341,408
TOTAL INDUSTRIALS		304,310,690
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.6%
Polycom, Inc. (a)	970,000	31,573,500
ViaSat, Inc. (a)	809,472	28,695,782
		60,269,282
Electronic Equipment & Components - 3.4%
Ingram Micro, Inc. Class A (a)	1,953,100	35,468,296
Macnica, Inc.	677,400	15,663,929
Ryoyo Electro Corp.	1,272,700	12,980,375
SYNNEX Corp. (a)	505,898	13,871,723
		77,984,323
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,488,432	22,698,588
j2 Global Communications, Inc. (a)	630,149	15,173,988
		37,872,576
Semiconductors & Semiconductor Equipment - 0.8%
Miraial Co. Ltd. (e)	570,200	18,035,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
MICROS Systems, Inc. (a)	655,000	$ 24,339,800
Monotype Imaging Holdings, Inc. (a)	1,288,427	13,451,178
		37,790,978
TOTAL INFORMATION TECHNOLOGY		231,952,549
MATERIALS - 5.8%
Chemicals - 0.9%
Spartech Corp. (a)	1,361,202	19,383,516
Metals & Mining - 4.9%
Carpenter Technology Corp.	1,484,380	58,291,603
RTI International Metals, Inc. (a)(e)	1,992,597	53,899,749
		112,191,352
TOTAL MATERIALS		131,574,868
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc. (a)	1,665,000	16,999,650
UTILITIES - 5.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,960,000	46,432,400
Gas Utilities - 3.8%
Southwest Gas Corp.	1,130,989	35,173,758
UGI Corp.	1,890,300	51,964,347
		87,138,105
TOTAL UTILITIES		133,570,505
TOTAL COMMON STOCKS (Cost $1,742,447,318)		2,174,474,054
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	734,000	13,212,000
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 18,373,648
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,078,581)		31,585,648
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.21% (b)	34,577,380	34,577,380
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	117,366,056	117,366,056
TOTAL MONEY MARKET FUNDS (Cost $151,943,436)		151,943,436
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,914,469,335)		2,358,003,138
NET OTHER ASSETS - (3.6)%		(82,797,478)
NET ASSETS - 100%		$ 2,275,205,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,342
Fidelity Securities Lending Cash Central Fund	246,014
Total	$ 277,356
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 34,857,148	$ 1,546,654	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	41,209,908
HNI Corp.	48,476,178	12,485,936	14,178,245	1,369,574	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	18,035,390
Providence Service Corp.	5,488,479	7,744,742	-	-	16,883,982
RTI International Metals, Inc.	-	61,889,471	16,526,516	-	53,899,749
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
TradeStation Group, Inc.	15,446,560	-	-	-	17,240,753
WESCO International, Inc.	45,676,500	7,269,797	10,057,750	-	-
Western Liberty Bancorp	-	3,630,400	-	-	13,440,000
Total	$ 213,233,287	$ 112,193,384	$ 78,426,877	$ 3,093,710	$ 160,709,782
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,489,279	$ 299,489,279	$ -	$ -
Consumer Staples	93,362,840	93,362,840	-	-
Energy	71,368,002	71,368,002	-	-
Financials	782,381,501	768,941,501	13,440,000	-
Health Care	141,049,818	141,049,818	-	-
Industrials	304,310,690	304,310,690	-	-
Information Technology	231,952,549	231,952,549	-	-
Materials	131,574,868	131,574,868	-	-
Telecommunication Services	16,999,650	16,999,650	-	-
Utilities	133,570,505	133,570,505	-	-
Money Market Funds	151,943,436	151,943,436	-	-
Total Investments in Securities:	$ 2,358,003,138	$ 2,344,563,138	$ 13,440,000	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,917,967,543. Net unrealized appreciation aggregated $440,035,595, of which $523,613,091 related to appreciated investment securities and $83,577,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

1.817158.105

ASCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Diversified Consumer Services - 3.0%
Matthews International Corp. Class A	640,187	$ 22,406,545
Regis Corp.	2,383,652	45,575,426
		67,981,971
Household Durables - 6.8%
M.D.C. Holdings, Inc.	1,224,300	46,890,690
Meritage Homes Corp. (a)	1,536,160	36,529,885
Ryland Group, Inc.	2,062,837	46,991,427
Tempur-Pedic International, Inc. (a)	700,000	23,590,000
		154,002,002
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,465,159	22,783,222
Tsutsumi Jewelry Co. Ltd.	791,400	18,552,782
		41,336,004
Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (a)	1,330,087	22,957,302
TOTAL CONSUMER DISCRETIONARY		286,277,279
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	1,390,000	53,209,200
Casey's General Stores, Inc.	593,985	22,945,641
Ingles Markets, Inc. Class A	838,531	13,441,652
		89,596,493
Food Products - 0.2%
Chiquita Brands International, Inc. (a)	250,422	3,766,347
TOTAL CONSUMER STAPLES		93,362,840
ENERGY - 3.1%
Energy Equipment & Services - 3.0%
Superior Energy Services, Inc. (a)	2,541,700	68,778,402
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Co. Class A	80,000	2,589,600
TOTAL ENERGY		71,368,002
Common Stocks - continued
	Shares	Value
FINANCIALS - 33.6%
Capital Markets - 3.4%
optionsXpress Holdings, Inc.	2,055,000	$ 36,476,250
TradeStation Group, Inc. (a)(e)	2,062,291	17,240,753
Waddell & Reed Financial, Inc. Class A	640,000	23,756,800
		77,473,803
Commercial Banks - 11.6%
Associated Banc-Corp.	3,132,482	45,514,963
CapitalSource, Inc.	6,395,000	38,178,150
City National Corp.	784,900	48,883,572
National Penn Bancshares, Inc.	2,650,751	19,403,497
PacWest Bancorp (d)	1,727,000	41,465,270
TCF Financial Corp. (d)	3,085,800	57,488,454
Western Liberty Bancorp (a)(e)	2,400,000	13,440,000
		264,373,906
Insurance - 6.4%
Aspen Insurance Holdings Ltd.	1,320,200	35,618,996
Max Capital Group Ltd.	2,057,411	45,880,265
Platinum Underwriters Holdings Ltd.	1,696,975	63,144,440
		144,643,701
Real Estate Investment Trusts - 4.9%
Alexandria Real Estate Equities, Inc. (d)	848,300	60,068,123
Highwoods Properties, Inc. (SBI)	770,330	24,627,450
National Retail Properties, Inc. (d)	1,140,000	26,824,200
		111,519,773
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc.	538,628	42,486,977
Thrifts & Mortgage Finance - 5.4%
Astoria Financial Corp. (d)	4,318,152	69,694,973
Washington Federal, Inc.	2,616,175	53,814,720
		123,509,693
TOTAL FINANCIALS		764,007,853
HEALTH CARE - 6.2%
Health Care Providers & Services - 6.2%
Chemed Corp.	510,200	28,066,102
MEDNAX, Inc. (a)	721,500	39,639,210
Providence Service Corp. (a)(e)	1,016,495	16,883,982
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Health Holdings, Inc.	1,346,700	$ 21,170,124
VCA Antech, Inc. (a)	1,240,000	35,290,400
		141,049,818
INDUSTRIALS - 13.4%
Commercial Services & Supplies - 7.3%
ACCO Brands Corp. (a)	2,154,653	19,671,982
HNI Corp. (d)	2,149,671	66,725,788
Knoll, Inc.	1,382,978	19,334,032
United Stationers, Inc. (a)	990,400	60,632,288
		166,364,090
Machinery - 1.0%
Blount International, Inc. (a)	2,014,723	22,605,192
Trading Companies & Distributors - 5.1%
H&E Equipment Services, Inc. (a)(e)	3,489,408	41,209,908
WESCO International, Inc. (a)	1,825,000	74,131,500
		115,341,408
TOTAL INDUSTRIALS		304,310,690
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.6%
Polycom, Inc. (a)	970,000	31,573,500
ViaSat, Inc. (a)	809,472	28,695,782
		60,269,282
Electronic Equipment & Components - 3.4%
Ingram Micro, Inc. Class A (a)	1,953,100	35,468,296
Macnica, Inc.	677,400	15,663,929
Ryoyo Electro Corp.	1,272,700	12,980,375
SYNNEX Corp. (a)	505,898	13,871,723
		77,984,323
Internet Software & Services - 1.7%
DealerTrack Holdings, Inc. (a)	1,488,432	22,698,588
j2 Global Communications, Inc. (a)	630,149	15,173,988
		37,872,576
Semiconductors & Semiconductor Equipment - 0.8%
Miraial Co. Ltd. (e)	570,200	18,035,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
MICROS Systems, Inc. (a)	655,000	$ 24,339,800
Monotype Imaging Holdings, Inc. (a)	1,288,427	13,451,178
		37,790,978
TOTAL INFORMATION TECHNOLOGY		231,952,549
MATERIALS - 5.8%
Chemicals - 0.9%
Spartech Corp. (a)	1,361,202	19,383,516
Metals & Mining - 4.9%
Carpenter Technology Corp.	1,484,380	58,291,603
RTI International Metals, Inc. (a)(e)	1,992,597	53,899,749
		112,191,352
TOTAL MATERIALS		131,574,868
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cogent Communications Group, Inc. (a)	1,665,000	16,999,650
UTILITIES - 5.8%
Electric Utilities - 2.0%
Westar Energy, Inc.	1,960,000	46,432,400
Gas Utilities - 3.8%
Southwest Gas Corp.	1,130,989	35,173,758
UGI Corp.	1,890,300	51,964,347
		87,138,105
TOTAL UTILITIES		133,570,505
TOTAL COMMON STOCKS (Cost $1,742,447,318)		2,174,474,054
Nonconvertible Preferred Stocks - 1.4%

CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	734,000	13,212,000
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	$ 18,373,648
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,078,581)		31,585,648
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.21% (b)	34,577,380	34,577,380
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	117,366,056	117,366,056
TOTAL MONEY MARKET FUNDS (Cost $151,943,436)		151,943,436
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,914,469,335)		2,358,003,138
NET OTHER ASSETS - (3.6)%		(82,797,478)
NET ASSETS - 100%		$ 2,275,205,660
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,342
Fidelity Securities Lending Cash Central Fund	246,014
Total	$ 277,356
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 34,857,148	$ 1,546,654	$ -
H&E Equipment Services, Inc.	17,823,149	19,092,190	-	-	41,209,908
HNI Corp.	48,476,178	12,485,936	14,178,245	1,369,574	-
Miraial Co. Ltd.	11,951,237	-	-	177,482	18,035,390
Providence Service Corp.	5,488,479	7,744,742	-	-	16,883,982
RTI International Metals, Inc.	-	61,889,471	16,526,516	-	53,899,749
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
TradeStation Group, Inc.	15,446,560	-	-	-	17,240,753
WESCO International, Inc.	45,676,500	7,269,797	10,057,750	-	-
Western Liberty Bancorp	-	3,630,400	-	-	13,440,000
Total	$ 213,233,287	$ 112,193,384	$ 78,426,877	$ 3,093,710	$ 160,709,782
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,489,279	$ 299,489,279	$ -	$ -
Consumer Staples	93,362,840	93,362,840	-	-
Energy	71,368,002	71,368,002	-	-
Financials	782,381,501	768,941,501	13,440,000	-
Health Care	141,049,818	141,049,818	-	-
Industrials	304,310,690	304,310,690	-	-
Information Technology	231,952,549	231,952,549	-	-
Materials	131,574,868	131,574,868	-	-
Telecommunication Services	16,999,650	16,999,650	-	-
Utilities	133,570,505	133,570,505	-	-
Money Market Funds	151,943,436	151,943,436	-	-
Total Investments in Securities:	$ 2,358,003,138	$ 2,344,563,138	$ 13,440,000	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,917,967,543. Net unrealized appreciation aggregated $440,035,595, of which $523,613,091 related to appreciated investment securities and $83,577,496 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010